Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Trading Symbol	BRSS
Entity Registrant Name	Global Brass & Copper, Inc.
Entity Central Index Key	0001575096
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jan. 01, 2010
Current assets:
Cash	$ 34,010	$ 13,862		$ 12,162		$ 49,537				$ 15,523	$ 7,832
Accounts receivable, net of allowance	203,340	164,317	211,638	193,310	203,740	161,715
Inventories	199,549	174,378		180,004	172,677	185,947	163,492	168,735	202,515	192,623
Prepaid expenses and other current assets	25,092	12,141				19,912	25,746	22,201	31,101	38,441
Deferred income taxes	31,760	33,465	26,361	29,343	28,119	29,027	27,716	27,053	28,394	29,312
Income tax receivable, net	2,147	1,300	474	4,520	1,405	5,046	3,260	1,804	2,993	2,276
Total current assets	495,898	399,463	447,298	430,404	497,339	451,184	464,098	473,231	510,401	439,564
Property, plant and equipment, net	75,330	71,127				57,556	52,067	47,780	42,587
Investment in joint venture	2,168	2,972				3,507
Goodwill	4,399	4,399				4,399
Intangible assets, net	787	839				951
Deferred income taxes	6,826	6,138	17,040	19,657	19,798	19,970	31,257	31,921	32,520	34,254
Other noncurrent assets	16,794	17,755				11,173
Total assets	602,202	502,693	555,669	539,223	594,905	548,740	566,963	573,975	610,402	537,721
Current liabilities:
Current maturities of long-term debt						31,880
Accounts payable	106,981	81,577		104,585	111,425	77,888	107,959
Accrued liabilities	52,685	48,424	59,604	40,574	48,364	48,604	59,291	63,314	72,592	84,992
Accrued interest	3,395	3,287				4,069
Income tax payable	334	248				300
Total current liabilities	163,395	133,536	180,595	148,507	195,457	162,741	175,044	183,986	201,326	170,999
Long-term debt	431,000	389,522				271,698
Other noncurrent liabilities	27,678	27,436				31,641
Total liabilities	622,073	550,494	610,727	605,174	498,419	466,080	507,408	521,497	567,463	509,252
Commitments and contingencies
Global Brass and Copper Holdings, Inc. stockholder's (deficit)/equity:
Common stock, value	211	211				211
Additional paid-in capital	29,452					11,091
(Accumulated deficit)/Retained earnings	(53,897)	(48,153)	(55,654)	(66,686)	82,711	68,718	45,128	37,845	27,644	13,586
Accumulated other comprehensive income	587	1,466				1,923
Receivable from stockholder		(4,875)				(2,451)
Total Global Brass and Copper Holdings, Inc. stockholder's (deficit)/equity	(23,647)	(51,351)	(58,499)	(69,309)	93,247	79,492	56,382	49,347	39,907	25,564
Noncontrolling interest	3,776	3,550				3,168
Total (deficit)/equity	(19,871)	(47,801)	(55,058)	(65,951)	96,486	82,660	59,555	52,478	42,940	28,469	24,859
Total liabilities and (deficit)/equity	$ 602,202	$ 502,693	$ 555,669	$ 539,223	$ 594,905	$ 548,740	$ 566,963	$ 573,975	$ 610,402	$ 537,721

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Accounts receivable, allowance	$ 1,328	$ 1,408	$ 2,067
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	80,000,000	80,000,000	80,000,000
Common stock, shares issued	21,110,000	21,110,000	21,110,000
Common stock, shares outstanding	21,110,000	21,110,000	21,110,000

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net sales	$ 396,173		$ 393,977	[1]	$ 416,979	[1]	$ 443,391	[1]	$ 373,477	[1]	$ 439,500	[1]	$ 473,251	[1]	$ 492,915	[1]	$ 906,440	$ 860,370				$ 1,650,520	$ 1,779,143	$ 1,658,729
Cost of sales			349,580		369,858		393,437		310,141		401,423		429,020		442,889		807,824	763,295	871,909	1,112,875	1,273,332	1,467,334	1,583,473	1,496,695
Gross profit	41,714	[2]	44,397	[1]	47,121	[1]	49,954	[1]	63,336	[1],[3]	38,077	[1]	44,231	[1]	50,026	[1]	98,616	97,075	94,257	141,472	132,334	183,186	195,670	162,034
Selling, general and administrative expenses (including non-cash profits interest expense)																	72,533	55,888				92,641	69,391	68,857
Operating income			27,044		9,156		32,031		46,386		20,979		27,748		31,166		26,083	41,187	58,914	68,231	79,893	90,545	126,279	93,177
Interest expense									9,618		9,954		10,988		9,450		19,834	19,958	20,438		30,392	39,727	40,010	25,076
Third party interest expense																								22,613
Related party interest expense																								2,463
Loss on extinguishment of debt					19,612													19,612				19,612
Other expense, net																	191	709				121	432	810
(Loss) income before provision for (benefit from) income taxes and equity income	12,532		17,645	[1]	(21,063)	[1],[4]	21,971	[1]	35,848	[1]	10,779	[1]	17,498	[1]	21,712	[1]	6,058	908	39,210	18,553	49,989	31,085	85,837	67,291
Provision for income taxes			6,769		(971)		8,198		12,613		3,726		7,258		7,840		12,503	7,227	15,098	13,996	18,824	19,185	31,437	26,676
Income (loss) before equity income			10,876		(20,092)		13,773		23,235		7,053		10,240		13,872		(6,445)	(6,319)	24,112	4,557	31,165	11,900	54,400	40,615
Equity income, net of tax																	860	475				995	888	1,530
Net income (loss)	7,602		11,137	[1]	(19,891)	[1]	14,047	[1]	23,570	[1]	7,280	[1]	10,268	[1]	14,170	[1]	(5,585)	(5,844)	24,438	5,293	31,718	12,895	55,288	42,145
Less: Net income attributable to noncontrolling interest																	159	168				374	156	512
Net income (loss) attributable to Global Brass and Copper Holdings, Inc.	$ 7,501		$ 11,032	[1]	$ (20,005)	[1]	$ 13,993	[1]	$ 23,590	[1]	$ 7,283	[1]	$ 10,201	[1]	$ 14,058	[1]	$ (5,744)	$ (6,012)	$ 24,259	$ 5,020	$ 31,542	$ 12,521	$ 55,132	$ 41,633
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$ 0.36		$ 0.52	[1]	$ (0.95)	[1]	$ 0.66	[1]	$ 1.12	[1]	$ 0.35	[1]	$ 0.48	[1]	$ 0.67	[1]	$ (0.27)	$ (0.28)	$ 1.15	$ 0.24	$ 1.49	$ 0.59	$ 2.61	$ 1.97
Diluted																	$ (0.27)	$ (0.28)
Weighted average common shares outstanding:
Basic																	21,110,000	21,110,000				21,110,000	21,110,000	21,110,000
Diluted																	21,110,000	21,110,000

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".
[2]	Includes $4,775 gain from liquidation of LIFO inventory layers.
[3]	Includes $15,236 gain from liquidation of LIFO inventory layers.
[4]	Includes $19,612 loss on debt extinguishment and $19,517 profits interest compensation expense.

Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Non-cash profits interest expense	$ 19,517	$ 29,271	$ 19,517	$ 19,517	$ 885	$ 3,452

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ (5,585)	$ (5,844)	$ 12,895	$ 55,288	$ 42,145
Other comprehensive income (loss):
Foreign currency translation adjustment	(1,395)	(198)	(512)	522	793
Less: Income tax (benefit) expense on other comprehensive income	(583)	(75)	(63)	53	280
Comprehensive income (loss)	(6,397)	(5,967)	12,446	55,757	42,658
Less: Comprehensive income attributable to noncontrolling interest	226	190	382	263	583
Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.	$ (6,623)	$ (6,157)	$ 12,064	$ 55,494	$ 42,075

Consolidated Statements of Changes in (Deficit)/Equity (USD $) In Thousands	Total	Common stock [Member]	Additional paid-in capital [Member]	(Accumulated deficit)/ Retained Earnings [Member]	Accumulated other comprehensive income [Member]	Receivables from stockholder [Member]	Total Global Brass and Copper Holdings, Inc. stockholder's equity [Member]	Noncontrolling interest [Member]
Stockholder's Equity, Beginning Balance at Jan. 01, 2010	$ 24,859	$ 211	$ 20,000	$ 1,207	$ 1,119		$ 22,537	$ 2,322
Profits interest compensation	3,452		3,452				3,452
Distribution to shareholder	(42,500)		(13,246)	(29,254)			(42,500)
Net (loss) income	42,145			41,633			41,633	512
Other comprehensive (loss) income, net of tax	513				442		442	71
Stockholder's Equity, Ending Balance at Dec. 31, 2010	28,469	211	10,206	13,586	1,561		25,564	2,905
Profits interest compensation	885		885				885
Distributions to \ Payments from stockholder	(2,451)					(2,451)	(2,451)
Net (loss) income	55,288			55,132			55,132	156
Other comprehensive (loss) income, net of tax	469				362		362	107
Stockholder's Equity, Ending Balance at Dec. 31, 2011	82,660	211	11,091	68,718	1,923	(2,451)	79,492	3,168
Profits interest compensation	19,517		19,517				19,517
Distribution to shareholder	(160,000)		(30,608)	(129,392)			(160,000)
Distributions to \ Payments from stockholder	(2,161)					(2,161)	(2,161)
Net (loss) income	(5,844)			(6,012)			(6,012)	168
Other comprehensive (loss) income, net of tax	(123)				(145)		(145)	22
Stockholder's Equity, Ending Balance at Jun. 30, 2012	(65,951)	211		(66,686)	1,778	(4,612)	(69,309)	3,358
Stockholder's Equity, Beginning Balance at Dec. 31, 2011	82,660	211	11,091	68,718	1,923	(2,451)	79,492	3,168
Profits interest compensation	19,517		19,517				19,517
Distribution to shareholder	(160,000)		(30,608)	(129,392)			(160,000)
Distributions to \ Payments from stockholder	(2,424)					(2,424)	(2,424)
Net (loss) income	12,895			12,521			12,521	374
Other comprehensive (loss) income, net of tax	(449)				(457)		(457)	8
Stockholder's Equity, Ending Balance at Dec. 31, 2012	(47,801)	211		(48,153)	1,466	(4,875)	(51,351)	3,550
Profits interest compensation	29,271		29,271				29,271
Share-based compensation	181		181				181
Distributions to \ Payments from stockholder	4,875					4,875	4,875
Net (loss) income	(5,585)			(5,744)			(5,744)	159
Other comprehensive (loss) income, net of tax	(812)				(879)		(879)	67
Stockholder's Equity, Ending Balance at Jun. 30, 2013	$ (19,871)	$ 211	$ 29,452	$ (53,897)	$ 587		$ (23,647)	$ 3,776

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	$ (5,585)	$ (5,844)	$ 12,895	$ 55,288	$ 42,145
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Lower of cost or market adjustment to inventory	318		302
Mark to market on commodity contracts	62	(1,204)	(1,588)	1,095	11,984
Mark to market on interest rate cap agreements	1	146	156	1,851	(800)
Depreciation	3,929	3,145	6,822	4,560	2,772
Amortization of intangible assets	52	60	112	199	199
Amortization of debt discount and issuance costs	1,230	3,368	4,564	4,701	2,299
Term loan call premium			(6,394)
Loss on debt extinguishment		19,612	19,612
Profits interest compensation expense	29,271	19,517	19,517	885	3,452
Share-based compensation expense	181
Provision for bad debts, net of reductions	(104)	172	(814)	(4,171)	1,324
Deferred income taxes	1,528	(575)	5,248	10,491	6,041
(Gain) loss on sale of property, plant and equipment	9	3	(17)	(69)	(39)
Equity income, net of tax	(860)	(475)	(995)	(888)	(1,530)
Distributions from equity method investment		500	1,000	500	566
Change in assets and liabilities:
Accounts receivable	(38,726)	(31,680)	(1,540)	3,848	(20,241)
Inventories	(25,421)	6,065	11,512	6,592	8,656
Prepaid expenses and other current assets	(13,038)	5,395	4,676	18,264	(8,308)
Accounts payable	25,569	26,688	3,682	(50)	14,856
Accrued liabilities	4,274	(7,016)	850	(36,988)	341
Accrued interest	108	(721)	(782)	(151)	2,507
Income taxes, net	(768)	225	3,685	(2,674)	855
Other, net	42	(7,044)	(589)	1,565	2,335
Net cash (used in) provided by operating activities	(17,928)	30,337	81,914	64,848	69,414
Cash flows from investing activities
Capital expenditures	(8,305)	(7,222)	(20,408)	(22,440)	(11,927)
Proceeds from sale of property, plant and equipment	169	6	32	97	39
Net cash used in investing activities	(8,136)	(7,216)	(20,376)	(22,343)	(11,888)
Cash flows from financing activities
Deferred financing fees		(12,926)	(12,981)	(1,675)	(15,131)
Proceeds from senior secured notes		375,000	375,000
Proceeds from term loan, net of discount					305,550
Payments on term loan		(310,875)	(310,875)	(3,300)	(825)
Borrowings on ABL Facility	229,787	81,586	204,275	168,021	1,096,578
Payments on ABL Facility	(188,309)	(30,913)	(189,753)	(168,021)	(1,272,197)
Principal payments under capital lease obligation				(916)	(52)
Payments on related party debt					(119,805)
Distribution to shareholder		(160,000)	(160,000)		(42,500)
Net payment (amounts due) from stockholder	4,875	(2,161)	(2,424)	(2,451)
Cash overdrafts					(1,228)
Net cash provided by (used in) financing activities	46,353	(60,289)	(96,758)	(8,342)	(49,610)
Effect of foreign currency exchange rates	(141)	(207)	(455)	(149)	(225)
Net (decrease) increase in cash	20,148	(37,375)	(35,675)	34,014	7,691
Cash at beginning of period	13,862	49,537	49,537	15,523	7,832
Cash at end of period	34,010	12,162	13,862	49,537	15,523
Cash paid during the period for:
Interest, net of amount capitalized			35,788	33,580	19,626
Income taxes, net of refunds			10,235	24,017	19,657
Noncash investing activities
Capital lease obligations					$ 968

Basis of Presentation and Principles of Consolidation	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
1.	Basis of Presentation and Principles of Consolidation

Global Brass and Copper Holdings, Inc. (“Holdings” or the “Company”) was incorporated in Delaware, on October 10, 2007. Holdings, through its wholly-owned principal operating subsidiary, Global Brass and Copper, Inc. (“GBC”), commenced commercial operations on November 19, 2007 through the acquisition of the metals business from Olin Corporation. GBC is a leading, value-added converter, fabricator, distributor and processor of specialized copper and brass products in North America. On May 29, 2013, the Company completed its initial public offering of 8,050,000 shares of its common stock (the “initial public offering” or “IPO”). The shares began trading on the New York Stock Exchange on May 23, 2013 under the ticker symbol “BRSS”. Halkos Holdings, LLC (“Halkos”), the sole stockholder of the Company prior to the IPO, sold all of the shares in the initial public offering and received all of the net proceeds from the offering. After giving effect to the IPO, Halkos beneficially owned approximately 61.5% of the outstanding common stock of the Company as of June 30, 2013. KPS Capital Partners, L.P. and its affiliates (“KPS”) are the majority shareholders of Halkos.

The Company is operated and managed through three distinct divisions which are also the Company’s reportable segments: Olin Brass, Chase Brass (“Chase”) and A.J. Oster (“Oster”).

These consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries and its majority-owned subsidiaries in which the Company has a controlling interest. All significant intercompany accounts and transactions relative to wholly- and majority-owned subsidiaries have been eliminated. The equity method is used to account for investments in affiliated companies, 20% to 50% owned where the Company does not hold a controlling voting interest and does not direct the matters that most significantly impact the investee’s operations.

The accompanying unaudited interim financial statements include all normal recurring adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. The December 31, 2012 consolidated balance sheet data was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. In addition, it requires management to make estimates and assumptions that affect the reported amount of net sales and expenses during the reporting period. Actual amounts could differ from those estimates.

Results of operations for the interim periods presented are not necessarily indicative of results which may be expected for any other interim period or for the year as a whole. There have been no significant changes to the Company’s significant accounting policies during the six months ended June 30, 2013. These interim financial statements should be read in conjunction with the consolidated financial statements of the Company.

Revision of Prior Period Financial Statements

During 2012, the Company identified immaterial errors in previously issued consolidated financial statements related to the three and six months ended June 30, 2012, which were corrected in the period identified, including:

1.	An error in the accounting for raw material in-transit was identified in the third quarter of 2012. Inventory was overstated by $811 as of June 30, 2012. Cost of sales was overstated by $50 and understated by $388 for the three and six months ended June 30, 2012, respectively.

2.	Duplicate accruals for the receipt of raw material were identified in the third quarter of 2012. Accounts payable was overstated by $1,396 as of June 30, 2012. Cost of sales was overstated by $1,007 for the three and six months ended June 30, 2012.

3.	An error in the accounting for workers’ compensation insurance related to the first quarter of 2012 was identified and originally corrected in the second quarter of fiscal 2012. Cost of sales was overstated by $298 for the three months ended June 30, 2012.

4.	An error in the accounting for insurance receivables for workers’ compensation was identified and originally corrected in the fourth quarter of 2012. Accounts receivable and accrued liabilities were understated by $984.

The Company assessed the materiality of all errors, individually and in the aggregate, on previously issued consolidated financial statements and concluded that the errors were not material to any of the Company’s previously issued financial statements.

A summary of the revisions to the consolidated financial statements as of June 30, 2012 and for the three and six months ended June 30, 2012 is as follows:

	As Previously Reported	Adjustment	As Revised
Consolidated Balance Sheet
	June 30, 2012
Accounts receivable, net of allowance	$192,326	$984	$193,310
Inventories	180,815	(811)	180,004
Deferred income tax assets—current	28,079	1,264	29,343
Income tax receivable	4,996	(476)	4,520
Total current assets	429,443	961	430,404
Deferred income tax assets—noncurrent	19,917	(260)	19,657
Total assets	538,522	701	539,223
Accounts payable	105,981	(1,396)	104,585
Accrued liabilities	39,590	984	40,574
Total current liabilities	148,919	(412)	148,507
Total liabilities	605,586	(412)	605,174
Accumulated deficit	(67,799)	1,113	(66,686)
Total Global Brass and Copper Holdings, Inc. stockholders’ deficit	(70,422)	1,113	(69,309)
Total deficit	(67,064)	1,113	(65,951)
Total liabilities and deficit	538,522	701	539,223
Consolidated Statement of Operations
	Three Months Ended June 30, 2012
Cost of sales	$371,213	$(1,355)	$369,858
Gross profit	45,766	1,355	47,121
Operating income	7,801	1,355	9,156
Loss before benefit from income taxes and equity income	(22,418)	1,355	(21,063)
Benefit from income taxes	(1,247)	276	(971)
Loss before equity income	(21,171)	1,079	(20,092)
Net loss	(20,970)	1,079	(19,891)
Net loss attributable to Global Brass and Copper Holdings, Inc.	(21,084)	1,079	(20,005)
Net loss attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$(1.00)	$0.05	$(0.95)
Consolidated Statement of Operations
	Six Months Ended June 30, 2012
Cost of sales	$763,914	$(619)	$763,295
Gross profit	96,456	619	97,075
Operating income	40,568	619	41,187
Income before provision for income taxes and equity income	289	619	908
Provision for income taxes	7,221	6	7,227
Loss before equity income	(6,932)	613	(6,319)
Net loss	(6,457)	613	(5,844)
Net loss attributable to Global Brass and Copper Holdings, Inc.	(6,625)	613	(6,012)
Net loss attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$(0.31)	$0.03	$(0.28)
Consolidated Statement of Comprehensive Loss
	Three Months Ended June 30, 2012
Net loss	$(20,970)	$1,079	$(19,891)
Comprehensive loss	(21,113)	1,079	(20,034)
Comprehensive loss attributable to Global Brass and Copper Holdings, Inc.	(21,232)	1,079	(20,153)
Consolidated Statement of Comprehensive Loss
	Six Months Ended June 30, 2012
Net loss	$(6,457)	$613	$(5,844)
Comprehensive loss	(6,580)	613	(5,967)
Comprehensive loss attributable to Global Brass and Copper Holdings, Inc.	(6,770)	613	(6,157)
Consolidated Statement of Changes in Deficit
	Six Months Ended June 30, 2012
Net loss	$(6,457)	$613	$(5,844)
Net loss attributable to Global Brass and Copper Holdings, Inc.	(6,625)	613	(6,012)
Accumulated deficit—Balance, June 30, 2012	(67,799)	1,113	(66,686)
Total Global Brass and Copper Holdings, Inc. stockholders’ deficit—Balance, June 30, 2012	(70,422)	1,113	(69,309)
Total deficit—Balance, June 30, 2012	(67,064)	1,113	(65,951)

Recently Issued and Recently Adopted Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This guidance requires entities to provide disclosures about items that are required by U.S. GAAP to be reclassified from accumulated other comprehensive income (“AOCI”) to net income in their entirety in the same reporting period. The disclosure includes the amount of the reclassification and identifies the line item on the statement where net income is presented that is affected by the reclassification. For other items reclassified from AOCI, the disclosure cross-references to other disclosures where additional details about their effects are disclosed. This guidance is effective for reporting periods beginning after December 15, 2012. The adoption of this guidance in the first quarter of 2013 did not have a material effect on the Company’s consolidated financial statements and disclosures.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. This guidance requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This guidance does not amend existing guidance on when it is appropriate to offset. In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which limits the scope of ASU 2011-11 to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and lending arrangements. The guidance is effective for annual periods beginning January 1, 2013 and interim periods within those annual periods. The Company adopted this guidance in the first quarter of 2013 and has included the required disclosures in note 10, “Derivative Contracts”.

Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories
2.	Inventories

The Company’s inventories are as follows:

	As of
	June 30, 2013	December 31, 2012
Raw materials and supplies	$37,111	$37,766
Work-in-process	83,811	69,286
Finished goods	78,627	67,326

Total inventories	$199,549	$174,378

Inventories include costs attributable to direct labor and manufacturing overhead but are primarily comprised of raw material costs. The material component of inventories that is valued on a last-in, first-out (“LIFO”) basis comprises approximately 72% and 70% of total inventory at June 30, 2013 and December 31, 2012, respectively. Other manufactured inventories, including the non-material components and certain non-U.S. inventories, are valued on a first-in, first-out (“FIFO”) basis. During the second quarter of 2013, the Company reduced the recorded value of inventory by $318. This non-cash, lower of cost or market adjustment was recorded in cost of sales in the accompanying consolidated statement of operations.

If all inventories had been valued at period-end market values, inventories would have been approximately $303,937 and $319,282 at June 30, 2013 and December 31, 2012, respectively.

3.	Inventories

The Company’s inventories are as follows:

	As of December 31,
	2012	2011
Raw materials and supplies	$37,766	$21,320
Work-in-process	69,286	93,555
Finished goods	67,326	71,072

Total inventories	$174,378	$185,947

During 2012, 2011 and 2010, inventory quantities were reduced resulting in a liquidation of LIFO inventory layers carried at lower costs prevailing in prior years as compared with current costs. In 2012, the effect of this reduction of inventory decreased cost of sales by $4,775 and increased net income attributable to Global Brass and Copper Holdings, Inc. by $2,908. In 2011, the effect of this reduction of inventory decreased cost of sales by $15,236 and increased net income attributable to Global Brass and Copper Holdings, Inc. by $9,291. In 2010, the effect of this reduction of inventory decreased cost of sales by $21,009 and increased net income by $12,862. If all inventories had been valued at period-end market values, inventories would have been approximately $319,282 and $347,840 at December 31, 2012 and December 31, 2011, respectively.

During 2012, the Company reduced the recorded value of inventory by $302. This non-cash, lower of cost or market adjustment was recorded in cost of sales in the accompanying consolidated statement of operations.

Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Prepaid Expenses and Other Current Assets
3.	Prepaid Expenses and Other Current Assets

The Company’s prepaid expenses and other current assets are as follows:

	As of
	June 30, 2013	December 31, 2012
Collateral on deposit—commodity derivative contracts	$267	$767
Commodity derivative contracts	458	548
Deferred expense	12,003	—
Loss fund payments—workers’ compensation	6,883	6,968
Prepaid insurance	2,131	1,261
Prepaid tooling	1,604	764
Other	1,746	1,833

Total prepaid expenses and other current assets	$25,092	$12,141

4.	Prepaid Expenses and Other Current Assets

The Company’s prepaid expenses and other current assets are as follows:

	As of December 31,
	2012	2011
Collateral on deposit—commodity derivative contracts	$767	$4,622
Commodity derivative contracts	548	—
Deferred financing fees, net	—	3,646
Loss fund payments—workers’ compensation	6,968	7,538
Prepaid insurance	1,261	1,974
Other	2,597	2,132

Total prepaid expenses and other current assets	$12,141	$19,912

Goodwill	6 Months Ended
Jun. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill
4.	Goodwill

On January 31, 2008, the Company, through its Chase reportable segment, acquired certain assets of the brass business of Bolton Metals Product Company (“Bolton”). As of June 30, 2013 and December 31, 2012, the carrying value of goodwill was $4,399. All goodwill is assigned to Chase, which is the Company’s applicable reporting unit for purposes of testing goodwill impairment. The Bolton acquisition is treated as an asset acquisition for tax purposes. As of June 30, 2013, $2,025 of goodwill is expected to be deductible for tax purposes.

Investment in Joint Venture	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity Method Investments And Joint Ventures [Abstract]
Investment in Joint Venture
5.	Investment in Joint Venture

The Company owns a 50% interest in Dowa—Olin Metal Corporation (“Dowa”), a joint venture based in Japan. The Company accounts for Dowa under the equity method of accounting. Due to the timing of the receipt of available financial information, the results of Dowa are recorded on a one-month lag basis.

In November 2007, the equity investment in Dowa, which was purchased as part of the metals business acquired from Olin Corporation, was recorded at a carrying value of zero as a result of the bargain purchase event recognized under the purchase method of accounting for the acquisition, creating a negative basis difference of $9,416. Based on management’s estimate as to the underlying commercial utility of the alloys that Dowa manufactured and sold at the date of acquisition, the negative basis difference is being accreted on a straight-line basis over a 13-year period as an increase to equity earnings. Accretion of the negative basis difference of $362 was reflected in equity income, net of tax in the accompanying consolidated statements of operations for each of the six months ended June 30, 2013 and 2012. At June 30, 2013 and December 31, 2012, the remaining negative basis difference was $5,373 and $5,735, respectively.

No cash dividends were received from Dowa during the six months ended June 30, 2013. During the six months ended June 30, 2012, the Company received cash dividends from Dowa of $500, which were recorded as a reduction in the Company’s investment in Dowa. During the six months ended June 30, 2013 and 2012, the Company recorded equity income, net of tax of $860 and $475, respectively, including $362 of accretion of the negative basis difference in each period. The undistributed earnings of Dowa in GBC’s retained earnings as of June 30, 2013 and December 31, 2012 totaled $922 and $62, respectively.

7.	Investment in Joint Venture

In November 2007, the equity investment in Dowa, which was purchased as part of the metals business acquired from Olin Corporation, was recorded at a carrying value of zero as a result of the bargain purchase event recognized under the purchase method of accounting for the acquisition, creating a negative basis difference of $9,416. Based on management’s estimate as to the underlying commercial utility of the alloys that Dowa manufactured and sold at the date of acquisition, the negative basis difference is being accreted on a straight-line basis over a 13-year period as an increase to equity earnings. Accretion of the negative basis difference of $724 was reflected in equity income, net of tax in the accompanying consolidated statements of operations for each of the years ended December 31, 2012, 2011 and 2010. At December 31, 2012 and 2011, the remaining negative basis difference was $5,735 and $6,459, respectively.

During the years ended December 31, 2012, 2011 and 2010, the Company received cash dividends from Dowa of $1,000, $500 and $566, respectively, which were recorded as reductions in the Company’s investment in Dowa. During the years ended December 31, 2012, 2011 and 2010, the Company recorded $995, $888 and $1,530, respectively, of equity income, net of tax, including $724 of accretion of the negative basis difference in each year. The undistributed earnings of Dowa in GBC’s retained earnings as of December 31, 2012 and 2011 totaled $62 and $67, respectively.

Other Noncurrent Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Other Noncurrent Assets
6.	Other Noncurrent Assets

Other noncurrent assets consisted of the following:

	As of
	June 30, 2013	December 31, 2012
Deferred financing fees, net	$15,852	$17,082
Utility and other deposits	942	668
Interest rate cap agreements	—	1
Other	—	4

Total other noncurrent assets	$16,794	$17,755

8.	Other Noncurrent Assets

Other noncurrent assets consisted of the following:

	As of December 31,
	2012	2011
Deferred financing fees, net	$17,082	$9,779
Utility and other deposits	668	1,060
Interest rate cap agreements	1	157
Other	4	177

Total other noncurrent assets	$17,755	$11,173

As described in note 10, “Financing,” on June 1, 2012, GBC (i) issued $375,000 in aggregate principal amount of 9.50% senior secured notes due 2019 (the “Senior Secured Notes”), (ii) amended the agreement governing its asset-based revolving loan facility (the “2010 ABL Facility”, and, as currently amended, the “ABL Facility”), and (iii) repaid and retired its senior secured term loan credit facility (the “Term Loan Facility”) under the Credit and Guaranty Agreement dated August 18, 2010, as amended. The Company refers to these transactions as the “Term Loan Refinancing”.

As a result of the Term Loan Refinancing described above, the Company incurred and deferred debt issuance costs of $12,981, of which $10,196 was related to the Senior Secured Notes and $2,785 was for the ABL Facility. Additionally, $1,783 of unamortized debt issuance costs and $1,234 of unamortized issuance discount relating to the retired Term Loan Facility is being amortized over the term of the Senior Secured Notes in accordance with ASC 470-50, Modifications and Extinguishments.

Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Accrued Liabilities
7.	Accrued Liabilities

Accrued liabilities consisted of the following:

	As of
	June 30, 2013	December 31, 2012
Personnel expense	$15,727	$20,872
Workers’ compensation	15,281	15,754
Deferred revenue	11,952	—
Professional fees	870	2,145
Insurance	2,150	2,253
Utilities	1,607	1,844
Taxes	1,097	1,745
Tooling	712	686
Other	3,289	3,125

Total accrued liabilities	$52,685	$48,424

9.	Accrued Liabilities

Accrued liabilities consisted of the following:

	As of December 31,
	2012	2011
Commodity derivative contracts	$—	$1,825
Personnel expense	20,872	20,548
Workers’ compensation	15,754	15,653
Professional fees	2,145	2,623
Insurance	2,253	1,689
Utilities	1,844	1,531
Taxes	1,745	1,471
Other	3,811	3,264

Total accrued liabilities	$48,424	$48,604

Financing	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Financing
8.	Financing

Long-term debt consisted of the following:

	As of
	June 30, 2013	December 31, 2012
ABL Facility	$56,000	$14,522
Senior Secured Notes	375,000	375,000

Total long-term debt	$431,000	$389,522

Senior Secured Notes

On June 1, 2012, GBC issued $375,000 in aggregate principal amount of 9.50% Senior Secured Notes due 2019 (the “Senior Secured Notes”). The Senior Secured Notes mature on June 1, 2019. Interest on the Senior Secured Notes accrues at the rate of 9.50% per annum and is payable semiannually in arrears on June 1 and December 1, commencing on December 1, 2012.

The credit agreement governing the ABL Facility (hereinafter defined) and the indenture governing the Senior Secured Notes (the “Indenture”) limit the ability of GBC and its subsidiaries to dividend or distribute cash to Holdings and to its equityholders, although ordinary course dividends and distributions to meet the limited holding company expenses and related obligations at Holdings of up to $5 million per year are permitted under those agreements. Under the terms of the Indenture, GBC is also permitted to dividend or distribute to Holdings and its equityholders up to 50% of its “Consolidated Net Income” (as such term is used in the Indenture) from April 1, 2012 to the end of GBC’s most recently ended fiscal quarter. All of the net assets of the subsidiaries are restricted except for $28,629, which are permitted dividend distributions under the Indenture.

Pursuant to a registration rights agreement, dated as of June 1, 2012, the Company is required to effect a registered offer to issue registered new notes (with substantially the same terms as the Senior Secured Notes) in exchange for the Senior Secured Notes that the Company issued in a private offering on June 1, 2012. Pursuant to the terms of the registration rights agreement, if the Company had not caused the registration statement for the exchange offer to become effective within 365 days after June 1, 2012, or otherwise failed to comply with the other deadlines in the registration rights agreement, the Company is required to pay additional interest on the Senior Secured Notes equal to 0.25% per annum for each 90 days it is in default, up to a maximum of 0.50% per annum (the “Additional Interest”).

As of June 1, 2013, the registration statement for the exchange offer had not yet become effective, and accordingly, the Company is now required to pay a default rate of 0.25% per annum in addition to the stated rate of 9.50%. The Company filed a Form S-4 Registration Statement under the Securities Act of 1933 on June 10, 2013 and a subsequent amended Form S-4 Registration Statement on July 24, 2013 with respect to the proposed exchange of the Senior Secured Notes. Upon completion of the exchange offer, the Company’s obligation to pay any future Additional Interest will terminate.

ABL Facility

Concurrent with the issuance of the Senior Secured Notes, the Company amended the agreement governing its asset-based revolving loan facility (the “ABL Facility”).

The unused portion of the ABL Facility was $143,500 and $184,978 as of June 30, 2013 and December 31, 2012, respectively. As of June 30, 2013 and December 31, 2012, amounts outstanding under the ABL Facility accrued interest at a rate of 4.25% and 4.50%, respectively.

The ABL Facility has an expiration date of June 1, 2017 and contains various debt covenants to which the Company is subject on an ongoing basis. As of June 30, 2013, the Company was in compliance with all of its covenants under the ABL Facility.

10.	Financing

Long-term debt consisted of the following:

	As of December 31,
	2012	2011
ABL Facility	$14,522	$—
Senior Secured Notes	375,000	—
Term Loan Facility	—	310,875
Discount, net of amortization	—	(7,297)

	389,522	303,578
Less: Current maturities of long-term debt	—	31,880

Total long-term debt	$389,522	$271,698

Senior Secured Notes

On June 1, 2012, GBC issued $375,000 in aggregate principal amount of 9.50% Senior Secured Notes due 2019. The Senior Secured Notes are guaranteed by Holdings and substantially all of the existing 100%-owned U.S. subsidiaries. The Senior Secured Notes are secured by a senior-priority security interest in the Company’s fixed assets (which secure the ABL Facility on a junior-priority basis) and by a junior-priority security interest in the Company’s accounts receivable and inventory (which secure the Company’s ABL Facility on a senior-priority basis).

The proceeds from the issuance of the Senior Secured Notes were used to repay the Term Loan Facility under the Credit and Guaranty Agreement and to fund a cash distribution of $160,000 to Halkos. The indenture governing the Senior Secured Notes contains covenants that limit GBC’s ability and the ability of restricted subsidiaries to, among other things: incur or guarantee additional debt or issue preferred stock; pay dividends; repurchase equity interests; repay subordinated indebtedness; make investments; create restrictions on the payment of dividends or other amounts to GBC from restricted subsidiaries; sell assets, including collateral; enter into transactions with affiliates; merge or consolidate with another person, or sell or otherwise dispose of all or substantially all of GBC’s assets; and create liens on GBC’s or the restricted subsidiaries’ assets to secure debt. The credit agreement governing the ABL Facility and the indenture governing the Senior Secured Notes do, however, limit the ability of Global Brass and Copper, Inc. and its subsidiaries to dividend or distribute cash to Global Brass and Copper Holdings and to its equityholders, although ordinary course dividends and distributions to meet the limited holding company expenses and related obligations at Global Brass and Copper Holdings of up to $5 million per year are permitted under those agreements. Under the terms of the indenture governing the Senior Secured Notes, Global Brass and Copper, Inc. is also permitted to dividend or distribute to Global Brass and Copper Holdings and its equityholders up to 50% of its Consolidated Net Income (as defined in the indenture governing the Senior Secured Notes) from April 1, 2012 to the end of Global Brass and Copper’s most recently ended fiscal quarter. All of the net assets of the subsidiaries are restricted except for $16,432, which are permitted dividend distributions under the Company’s indenture governing the Senior Secured Notes. As of December 31, 2012, the Company was in compliance with all of its covenants relating to the Senior Secured Notes.

The Senior Secured Notes mature on June 1, 2019. Interest on the Senior Secured Notes accrues at the rate of 9.50% per annum and is payable semiannually in arrears on June 1 and December 1, commencing on December 1, 2012.

The Company is required to offer to redeem the Senior Secured Notes at a purchase price of 101% of their principal amount (plus accrued and unpaid interest) upon the occurrence of certain change of control events. In addition, upon the completion of certain asset dispositions, the Company may be required to offer to redeem the Senior Secured Notes at a purchase price of 100% of their principal amount (plus accrued and unpaid interest) if it does not apply the proceeds of such asset dispositions in accordance with the indenture by certain specified deadlines.

Pursuant to a registration rights agreement, dated as of June 1, 2012, the Company is required to effect a registered offer to issue registered new notes (with substantially the same terms as the Senior Secured Notes) in exchange for the Senior Secured Notes that the Company issued in a private offering on June 1, 2012. If the Company does not cause the registration statement for the exchange offer to go effective within 365 days after June 1, 2012, or otherwise fails to comply with the other deadlines in the registration rights agreement, it will be required to pay additional interest on the Senior Secured Notes equal to 0.25% per annum for each 90 days it is in default, up to a maximum of 0.50% per annum.

ABL Facility

Concurrent with the issuance of the Senior Secured Notes, the Company amended the ABL Facility to, among other things:

•	increase the commitments under the facility from $150,000 to $200,000;

•	extend the maturity of the ABL Facility to June 1, 2017;

•	lower the applicable margin and unused line fee under the ABL Facility;

•	permit additional acquisitions, investments, restricted payments, asset sales and debt incurrences if certain conditions are satisfied;

•	increase the inventory loan limit for the borrowing base;

•	adjust certain reporting requirements and collateral audit requirements to make them less restrictive; and

•	reduce the excess availability threshold which requires testing of the fixed charge coverage ratio covenant.

The Company refers to these amendments collectively as the “ABL Credit Facility Amendment”.

The ABL Facility provides for borrowings of up to the lesser of $200,000 or the Borrowing Base less outstanding loans and letters of credit. The Borrowing Base is defined as 85% of Eligible Accounts; plus the lesser of 80% of Eligible Inventory, 90% of the Net Recovery Percentage for the Eligible Inventory or the Inventory Loan Limit; minus Reserves. The maximum availability was $200,000 at December 31, 2012 and the Company had outstanding letters of credit of approximately $500 at December 31, 2012. In the event of increased commodity prices as indicated by the terms of the agreement, the Company may request, but the lenders are not obligated to, increase the maximum borrowings up to $250,000. At any time, if the amount outstanding under the ABL Facility exceeds the maximum allowable borrowings, the Company may be required to make a mandatory prepayment for the amount of the excess borrowings. At any time after the occurrence and during the continuance of a Trigger Event (as defined in the agreement governing the ABL Facility), subject to certain thresholds, reinvestment rights and other exceptions, proceeds received from asset sales, equity issuances or other specified events will be required to be applied (as mandatory prepayments) in whole or in part towards the extinguishment of outstanding amounts due under the ABL Facility.

The Company may elect to receive advances under the ABL Facility in the form of either prime rate advances or LIBOR rate advances, as defined by the agreement governing the ABL Facility. The unused portion under the ABL Facility determines the applicable spread added to the prime rate or LIBOR rate. The unused portion of the ABL Facility was $184,978 and $149,300 as of December 31, 2012 and 2011, respectively. Effective with the amendment described above, unused amounts under the ABL Facility incur an unused line fee at a rate of 0.50% per annum, payable in full on a quarterly basis (subject to certain possible adjustments on and after January 1, 2013). Also effective with the amendment described above, outstanding borrowings under the ABL Facility bear interest at a rate equal to either (i) for prime rate loans, a prime rate plus a spread between 1.0% and 1.5%, depending on excess availability levels or (ii) for LIBOR rate loans, LIBOR plus a spread of 2.0% to 2.5% depending on excess availability levels. As of December 31, 2012 and 2011, amounts outstanding under the ABL Facility accrued interest at a rate of 4.50% and 5.25%, respectively.

The ABL Facility has an expiration date of June 1, 2017 and contains various debt covenants to which the Company is subject on an ongoing basis. The ABL Facility restricts the Company’s ability to, among other things, incur indebtedness, grant liens, repurchase stock, issue cash dividends, make investments and acquisitions and sell assets, in each case subject to certain designated exceptions. Outstanding borrowings under the ABL Facility are secured by a senior-priority security interest in the Company’s accounts receivable and inventory (which secure the Senior Secured Notes on a junior-priority basis) and by a junior-priority security interest in the Company’s fixed assets (which secure the Senior Secured Notes on a senior-priority basis). As of December 31, 2012, the Company was in compliance with all of its covenants under the ABL Facility.

The ABL Facility contains customary events of default including, among others, failure to make payment when due, materially incorrect representations and warranties, breach of covenants, events of bankruptcy, or a change in control. In the case of an event of default occurring, the applicable interest rate spread increases by 2.0% and the lenders would have the option to call the outstanding amount due.

Term Loan Facility

On June 1, 2012, the Company repaid and retired its senior secured term loan credit facility under the Credit and Guaranty Agreement dated August 18, 2010, as amended, with proceeds received from the issuance of the Senior Secured Notes offering.

In connection with the termination prior to maturity of the Term Loan Facility, the Company recognized $19,612 as loss from extinguishment of debt for the fiscal year ended December 31, 2012 on the Company’s consolidated statements of operations. The loss on extinguishment of debt includes the write-off of $7,126 of unamortized debt issuance costs and $4,932 of unamortized debt discount as well as the payment of $6,394 of call premium and $21 of professional services fees related to the termination.

Furthermore, in accordance with ASC 470-50, Modifications and Extinguishments, $1,139 of costs associated with the issuance of the Senior Secured Notes was expensed as incurred and reflected in the loss from extinguishment of debt.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
9.	Income Taxes

The effective income tax rate, which is provision for income taxes as a percentage of income before provision for income taxes and equity income, differs from the amount determined by applying the applicable U.S. statutory federal income tax rate to pretax results primarily as a result of the following:

	Six Months Ended June 30,
	2013	2012
Statutory provision rate	35.0%	35.0%

Permanent differences and other items
State tax provision	19.2%	1.2%
Section 199 manufacturing credit	(16.4%)	(0.5%)
Return to provision adjustments / Uncertain tax positions	(2.5%)	(69.0%)
Non-deductible non-cash compensation	169.1%	838.2%
Other	2.0%	(9.0%)

Effective income tax rate	206.4%	795.9%

The “Non-deductible non-cash compensation” expense as described further in note 14, “Profits Interest Awards,” is not deductible in the Company’s tax returns and has been reflected as a permanent difference in the effective tax rate reconciliations above.

As of June 30, 2013 and December 31, 2012, the Company had $27,314 and $27,401 respectively, of unrecognized tax benefits, none of which would impact the effective tax rate, if recognized. Estimated interest and penalties related to the underpayment of income taxes were $15 for the six months ended June 30, 2013, and were reduced by $160 for the six months ended June 30, 2012 and are classified as a component of income tax expense in the accompanying consolidated statements of operations. Accrued interest and penalties as of June 30, 2013 and December 31, 2012 were $51 and $35, respectively, inclusive of the estimated interest and penalties mentioned above. The Company’s liability for uncertain tax positions of $27,365 and $27,436 at June 30, 2013 and December 31, 2012, respectively, are presented in other noncurrent liabilities.

The Company is subject to income taxation in several jurisdictions around the world. Management believes that an adequate provision has been made for any adjustments that may result from tax examinations. However, the outcome of tax audits cannot be predicted with certainty. If any issues addressed in the Company’s tax audits are resolved in a manner not consistent with management’s expectations, the Company could be required to adjust its provision for income tax in the period such resolution occurs. Although timing of the resolution and/or closure of audits is not certain, the Company believes it has adequately reserved for any potential tax exposures at June 30, 2013. The Internal Revenue Service completed its examination of the Corporation’s income tax returns through the period ended December 31, 2010. The Company’s U.S. federal returns for the period ended December 31, 2011 and all subsequent periods remain open for audit. The majority of state returns for the period ended September 30, 2010 and all subsequent periods remain open for audit.

11.	Income Taxes

Income before provision for income taxes and equity income is comprised of the following:

	Year Ended December 31,
	2012	2011	2010
Domestic	$24,583	$81,534	$61,903
Foreign	6,502	4,303	5,388

Total	$31,085	$85,837	$67,291

The provision for income taxes is summarized as follows:

	Year Ended December 31,
	2012	2011	2010
Current tax provision
U.S. federal	$10,329	$16,518	$13,663
State and local	1,923	3,347	5,660
Foreign	1,685	1,081	1,312

Total current	13,937	20,946	20,635

Deferred tax provision
U.S. federal	4,389	10,209	5,760
State and local	571	188	372
Foreign	288	94	(91)

Total deferred	5,248	10,491	6,041

Total provision	$19,185	$31,437	$26,676

The effective income tax rate differs from the amount determined by applying the applicable U.S. statutory federal income tax rate to pretax results primarily as a result of the following:

	Year Ended December 31,
	2012	2011	2010
Statutory provision rate	35.0%	35.0%	35.0%
Permanent differences and other items
State tax provision	6.7%	3.9%	6.0%
Section 199 manufacturing credit	(3.2%)	(2.3%)	(1.5%)
Incremental tax effects of foreign earnings	1.8%	0.2%	0.3%
Return to provision adjustments	1.2%	(0.7%)	(2.2%)
Re-rate of deferred taxes	(0.8%)	(0.3%)	(0.2%)
Non-deductible non-cash compensation	22.0%	0.4%	1.8%
Other	(1.0%)	0.4%	0.4%

Effective income tax rate	61.7%	36.6%	39.6%

The “Non-deductible non-cash compensation” expense as described further in note 17, “Profits Interest Awards,” is not deductible in the Company’s tax returns and has been reflected as a permanent difference in the effective tax rate reconciliations above.

Deferred tax assets and liabilities are comprised of the following:

	As of December 31,
	2012	2011
Deferred tax assets
Inventory	$48,932	$50,936
Accruals and other reserves	7,721	8,376
Financing fees	—	731
Accounts receivable	1,082	939
UNICAP adjustment	1,278	1,319
Derivative contracts	487	1,104
Other	680	—

Gross deferred tax assets	$60,180	$63,405
Deferred tax liabilities
Investments in foreign entities	$7,310	$6,507
Fixed assets and intangibles	11,122	7,139
Financing fees	2,145	—
Other	—	762

Gross deferred tax liability	20,577	14,408

Net deferred tax asset	$39,603	$48,997

Net current deferred tax asset	$33,465	$29,027
Net long-term deferred tax asset	6,138	19,970

Net deferred tax asset	$39,603	$48,997

At December 31, 2012, the inventory deferred tax asset includes $25,521 related to the impact of the November 19, 2007 purchase price allocations to LIFO inventories for tax purposes, which resulted in a bargain purchase gain. There is a corresponding liability recorded in the Company’s other noncurrent liabilities in accordance with the provisions of ASC 740, Income Taxes.

The net deferred tax assets do not require a valuation allowance at December 31, 2012 and 2011 as it is more likely than not that the tax benefit will be realized.

The Company does not assert permanent reinvestment on the excess of its financial reporting over tax basis of its foreign investments. As a result, deferred tax liabilities of $7,310 and $6,507 have been established on the U.S. federal and state income taxes, net of applicable credits, on the excess financial reporting over tax basis of its foreign entities at December 31, 2012 and 2011, respectively. The Company plans foreign remittance amounts based on projected cash flow needs as well as the working capital and long-term investment requirements of its foreign subsidiaries and its domestic operations.

At December 31, 2012, the Company has a foreign tax credit carryforward of $514 which will expire by 2022.

Uncertain Tax Positions

The Company accounts for its income tax positions under the provisions of ASC 740, which was initially adopted on November 19, 2007. ASC 740 prescribes a minimum threshold a tax position is required to meet before being recognized in these consolidated financial statements. ASC 740 requires the Company to recognize in its consolidated financial statements tax positions determined more likely than not to be sustained upon examination, based on the technical merits of the position.

The Company is subject to income taxation in several jurisdictions around the world. Resolution of the related tax positions through negotiations with relevant tax authorities or through litigation may take years to complete. Therefore, it is difficult to predict the timing for resolution of tax positions. However, the Company does not anticipate that the total amount of unrecognized tax benefits will increase or decrease significantly in the next twelve months. The Company’s U.S. federal returns and the majority of state returns for the period ended September 30, 2009 and all subsequent periods remain open for audit. The Company’s federal returns are currently under examination by the Internal Revenue Service for the periods ended September 30, 2009 through December 31, 2010. The Company believes it has adequately reserved for any potential tax exposures at December 31, 2012.

At December 31, 2012 and 2011, the Company had $27,401 and $31,340, respectively, of unrecognized tax benefits, none of which would impact the effective tax rate, if recognized. Estimated interest and penalties related to the underpayment of income taxes are classified as a component of income tax expense in the accompanying consolidated statements of operations. Accrued interest and penalties as of December 31, 2012 and 2011 were $35 and $301, respectively. The Company’s liability for uncertain tax positions, including accrued interest and penalties, of $27,436 and $31,641 at December 31, 2012 and 2011, respectively, are presented in other noncurrent liabilities.

A reconciliation of the summary of activity of the Company’s uncertain tax positions is summarized as follows:

Balance at January 1, 2011	$35,483
Additions for tax positions related to prior years	207
Reductions for tax positions related to prior years	(4,350)

Balance at December 31, 2011	$31,340
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	(1,963)
Reductions due to tax settlements	(1,515)
Reductions due to tax statute of limitations	(461)

Balance at December 31, 2012	$27,401

From 2007 through 2009, the Company’s tax year end was September 30 and its fiscal year end was December 31. During 2010, the Company filed a request to change its tax year end to December 31. The effective date of this request was December 31, 2010. Accordingly, the Company filed a stub year income tax return for the period from October 1, 2010 through December 31, 2010.

Derivative Contracts	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Contracts
10.	Derivative Contracts

The Company maintains a metal, natural gas and electricity pricing risk-management strategy that uses commodity derivative contracts to minimize significant, unanticipated gains or losses and cash fluctuations that may arise from volatility of the commodity indices.

The Company’s commodity derivative contracts consist of delivery contracts matched in quantity, price and maturity to firm price sales orders, in circumstances where physical firm price metal is unavailable, in order to protect sales margins from metal price fluctuations between the firm price sale order date and shipment date.

The prices of natural gas and electricity can be particularly volatile. As a result, our natural gas and electricity costs may fluctuate dramatically. The Company attempts to mitigate short-term volatility in natural gas and electricity costs through the use of derivatives contracts in an effort to offset the effect of increasing costs.

The Company also utilized interest rate cap agreements in compliance with the requirement under its prior senior secured term loan credit facility (the “Term Loan Facility”) to provide that at least 50% of the term loan be subject to a fixed rate or interest rate protection for a period of not less than three years. In June 2012, the Term Loan Facility was repaid and retired. During 2010, the Company entered into three-year interest rate cap agreements that capped the interest rate on $300,000 of the aggregate principal outstanding. The interest rate cap agreements are not designated as an accounting hedge and changes in the fair value of the interest rate cap agreements are recorded as non-cash interest expense.

By using derivative contracts to limit exposures to fluctuations in metal, natural gas and electricity prices and interest rate movements, the Company exposes itself to credit risk and market risk. Credit risk is the risk that the counterparty might fail to fulfill its performance obligations under the terms of the derivative contract. Market risk is the risk that the value of a derivative instrument might be adversely affected by a change in commodity price or interest rates. The Company manages the market risk associated with derivative contracts by establishing and monitoring parameters that limit the types and degree of market risk that may be undertaken.

The Company only executes derivative instruments with counterparties with investment-grade credit ratings. These counterparties expose the Company to credit risk in the event of non-performance. The amount of such exposure is limited to the fair value of the derivative contract plus the unpaid portion of amounts due to the Company pursuant to terms of the derivative contracts, if any. If a downgrade in the credit rating of these counterparties occurs, management believes that this exposure is mitigated by provisions in the derivative arrangements which allow for the legal right of offset of any amounts due to the Company from the counterparties with any amounts payable to the counterparties by the Company.

The fair values of derivative contracts in the consolidated balance sheet include the impact of netting derivative assets and liabilities when a legally enforceable master netting arrangement exists. The following tables summarize the gross amounts of recognized derivative assets and liabilities, the net amounts presented in the consolidated balance sheet, and the net amounts after deducting collateral that has been deposited with counterparties:

	As of June 30, 2013
				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Assets Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
Open metal contracts	$1,953	$(1,574)	$379	$—	$—	$379
(334 contracts)
Open electricity contracts	79	—	79	—	—	79
(6 contracts)
Interest rate cap agreements	—	—	—	—	—	—
(2 contracts)

Total	$2,032	$(1,574)	$458	$—	$—	$458

Consolidated balance sheet location:
Prepaid expenses and other current assets		$458

Total		$458

				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Liabilities Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Deposited	Net Amount
Open metal contracts	$1,574	$(1,574)	$—	$—	$—	$—
(218 contracts)

Total	$1,574	$(1,574)	$—	$—	$—	$—

Not included in the above table is $267 of collateral included in prepaid expenses and other current assets, which is because collateral is limited to the net amounts of assets or liabilities presented in the consolidated balance sheet.

	As of December 31, 2012
				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Assets Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
Open metals contracts	$603	$(224)	$379	$—	$—	$379
(208 contracts)
Open natural gas contracts	2	—	2	—	—	2
(6 contracts)
Open electricity contracts	169	(2)	167	—	—	167
(17 contracts)
Interest rate cap agreements	1	—	1	—	—	1
(2 contracts)

Total	$775	$(226)	$549	$—	$—	$549

Consolidated balance sheet location:
Prepaid expenses and other current assets		$548
Other noncurrent assets		1

Total		$549

				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Liabilities Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Deposited	Net Amount
Open metals contracts	$224	$(224)	$—	$—	$—	$—
(85 contracts)
Open electricity contracts	2	(2)	—	—	—	—
(1 contract)

Total	$226	$(226)	$—	$—	$—	$—

Not included in the above table is $767 of collateral included in prepaid expenses and other current assets, which is because collateral is limited to the net amounts of assets or liabilities presented in the consolidated balance sheet.

The following table summarizes the effects of derivative contracts in the consolidated statements of operations:

	Six Months Ended June 30,
	2013	2012
Cost of sales
Realized and unrealized gain—metal contracts	$651	$504
Realized and unrealized (loss) gain—natural gas contracts	(2)	69
Realized and unrealized loss—electricity contracts	(85)	(35)

Total	$564	$538

Interest expense
Unrealized loss—interest rate cap agreements	$(1)	$(146)

13.	Derivative Contracts

The Company maintains a metal, natural gas and electricity pricing risk-management strategy that uses commodity derivative contracts to minimize significant, unanticipated gains or losses and cash fluctuations that may arise from volatility of the commodity indices.

The Company’s commodity derivative contracts consist of delivery contracts matched in quantity, price and maturity to firm price sales orders, in circumstances where physical firm price metal is unavailable, in order to protect sales margins from metal price fluctuations between the firm price sale order date and shipment date.

The prices of natural gas and electricity can be particularly volatile. As a result, our natural gas and electricity costs may fluctuate dramatically. The Company attempts to mitigate short-term volatility in natural gas and electricity costs through the use of derivatives contracts in an effort to offset the effect of increasing costs.

The Company also utilized interest rate cap agreements in compliance with the requirement under the Term Loan Facility to provide that at least 50% of the term loan be subject to a fixed rate or interest rate protection for a period of not less than three years. During 2010, the Company entered into three-year interest rate cap agreements that capped the interest rate on $300,000 of the aggregate principal outstanding. The interest rate cap agreements are not designated as an accounting hedge and changes in the fair value of the interest rate cap agreements are recorded as non-cash interest expense.

By using derivative contracts to limit exposures to fluctuations in metal, natural gas and electricity prices and interest rate movements, the Company exposes itself to credit risk and market risk. Credit risk is the risk that the counterparty might fail to fulfill its performance obligations under the terms of the derivative contract. Market risk is the risk that the value of a derivative instrument might be adversely affected by a change in commodity price or interest rates. The Company manages the market risk associated with derivative contracts by establishing and monitoring parameters that limit the types and degree of market risk that may be undertaken.

The Company primarily executes derivative contracts with major financial institutions. These counterparties expose the Company to credit risk in the event of non-performance. The amount of such exposure is limited to the fair value of the derivative contract plus the unpaid portion of amounts due to the Company pursuant to terms of the derivative contracts, if any. If a downgrade in the credit rating of these counterparties occurs, management believes that this exposure is mitigated by provisions in the derivative arrangements which allow for the legal right of offset of any amounts due to the Company from the counterparties with any amounts payable to the counterparties by the Company.

The fair values of derivative contracts in the consolidated balance sheet include the impact of netting derivative assets and liabilities when a legally enforceable master netting arrangement exists. The following tables summarize the gross amounts of recognized derivative assets and liabilities, the net amounts presented in the consolidated balance sheet, and the net amounts after deducting collateral that has been deposited with counterparties:

	As of December 31, 2012
				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Assets Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
Open metals contracts	$603	$(224)	$379	$—	$—	$379
(208 contracts)
Open natural gas contracts	2	—	2	—	—	2
(6 contracts)
Open electricity contracts	169	(2)	167	—	—	167
(17 contracts)
Interest rate cap agreements	1	—	1	—	—	1
(2 contracts)

Total	$775	$(226)	$549	$—	$—	$549

Consolidated balance sheet location:
Prepaid expenses and other current assets		$548
Other noncurrent assets		1

Total		$549

				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Liabilities Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Deposited	Net Amount
Open metals contracts	$224	$(224)	$—	$—	$—	$—
(85 contracts)
Open electricity contracts	2	(2)	—	—	—	—
(1 contract)

Total	$226	$(226)	$—	$—	$—	$—

Not included in the table above is $767 of collateral included in Prepaid Expenses and Other Current Assets, which is because collateral is limited to the net amounts of assets or liabilities presented in the consolidated balance sheet.

	As of December 31, 2011
				Gross Amounts Not Offset in the Consolidated Balance Sheet
(dollars in thousands)	Gross Amounts of Recognized Assets	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Assets Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
Open metals contracts (88 contracts)	$294	$(294)	$—	$—	$—	$—
Open electricity contracts (6 contracts)	43	(43)	—	—	—	—
Interest rate cap agreements (2 contracts)	157	—	157	—	—	157

Total	$494	$(337)	$157	$—	$—	$157

Consolidated balance sheet location:
Other noncurrent assets			$157

				Gross Amounts Not Offset in the Consolidated Balance Sheet
(dollars in thousands)	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Liabilities Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Deposited	Net Amount
Open metals contracts (151 contracts)	$1,647	$(294)	$1,353	$—	$(1,353)	$—
Open natural gas contracts (31 contracts)	384	—	384	—	(384)	—
Open electricity contracts (8 contracts)	131	(43)	88	—	—	88

Total	$2,162	$(337)	$1,825	$—	$(1,737)	$88

Consolidated balance sheet location:
Accrued liabilities			$1,825

Not included in the table above is $2,885 of collateral included in Prepaid Expenses and Other Current Assets, which is because collateral is limited to the net amounts of assets or liabilities presented in the consolidated balance sheet.

The following table summarizes the effects of derivative contracts in the consolidated statements of operations:

	Year Ended December 31,
	2012	2011	2010
Cost of sales
Realized and unrealized loss—metal contracts	$1,339	$3,884	$7,605
Realized and unrealized loss—natural gas contracts	76	517	1,825
Realized and unrealized loss—electricity contracts	243	57	—

Total	$1,658	$4,458	$9,430

Interest expense
Unrealized loss (gain)—interest rate cap agreements	$156	$1,851	$(800)

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
11.	Fair Value Measurements

ASC 820 defines fair value, establishes a framework for measuring fair value and enhances disclosures about fair value measures required under other accounting pronouncements but does not change existing guidance as to whether or not an instrument is carried at fair value. This guidance also specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques. In accordance with this guidance, fair value measurements are classified under the following hierarchy:

•	Level 1—Quoted prices for identical instruments in active markets.

•

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active and model-derived valuations in which all significant inputs or significant value-drivers are observable in active markets.

•	Level 3—Model-derived valuations in which one or more significant inputs or significant value-drivers are unobservable.

The following tables provide the hierarchy of inputs used to derive the fair value of the Company’s assets at fair value on a recurring basis as of June 30, 2013 and December 31, 2012:

	As of June 30, 2013
	Level 1	Level 2	Level 3	Total
Open metal contracts	$—	$379	$—	$379
Open electricity contracts	—	79	—	79

Total assets	$—	$458	$—	$458

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Open metal contracts	$—	$379	$—	$379
Open natural gas contracts	—	2	—	2
Open electricity contracts	—	167	—	167
Interest rate cap agreements	—	1	—	1

Total assets	$—	$549	$—	$549

In accordance with ASC 820, the Company determines the fair value of its interest rate agreement and commodity derivative contracts using Level 2 inputs.

The Company’s metal, natural gas and electricity commodity derivative contracts are considered Level 2 as fair value measurements consist of both quoted price inputs and inputs provided by a third party that are derived principally from or corroborated by observable market data by correlation. These assumptions include, but are not limited to, those concerning interest rates, credit rates, discount rates, default rates and other factors. All derivative commodity contracts have a set term of 24 months or less.

The Company’s interest rate cap agreements are considered Level 2 fair value measurements as the pricing is derived from discounting the future expected cash flows that would occur if variable interest rates rise above the strike rates of the caps. The variable interest rates used in the calculation of projected cash flows on the caps are based on an expectation of future interest rates derived from observable market interest rate curves (LIBOR forward curves) and volatilities that are observable at commonly quoted intervals.

The Company does not hold assets or liabilities requiring a Level 3 measurement and there have not been any transfers between the hierarchy levels during 2013 or 2012.

For purposes of financial reporting, the Company has determined that the carrying value of cash, accounts receivable, accounts payable, and accrued expenses approximates fair value due to the short maturities of these instruments. Additionally, given the revolving nature and the variable interest rates, the Company has determined that the carrying value of the ABL Facility also approximates fair value. As of June 30, 2013, the fair value of the Company’s Senior Secured Notes approximated $401,250. The fair value of the Senior Secured Notes was based upon quotes from financial institutions (Level 2 in the fair value hierarchy as defined by ASC 820).

14.	Fair Value Measurements

ASC 820 defines fair value, establishes a framework for measuring fair value and enhances disclosures about fair value measures required under other accounting pronouncements but does not change existing guidance as to whether or not an instrument is carried at fair value. This guidance also specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques. In accordance with this guidance, fair value measurements are classified under the following hierarchy:

•	Level 1—Quoted prices for identical instruments in active markets.

•

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active and model-derived valuations in which all significant inputs or significant value-drivers are observable in active markets.

•	Level 3—Model-derived valuations in which one or more significant inputs or significant value-drivers are unobservable.

The following tables provide the hierarchy of inputs used to derive the fair value of the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and December 31, 2011:

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Open metal contracts	$—	$379	$—	$379
Open natural gas contracts	—	2	—	2
Open electricity contracts	—	167	—	167
Interest rate cap agreements	—	1	—	1

Total assets	$—	$549	$—	$549

	As of December 31, 2011
	Level 1	Level 2	Level 3	Total
Interest rate cap agreements	$—	$157	$—	$157

Total assets	$—	$157	$—	$157

Open metal contracts	$—	$1,353	$—	$1,353
Open natural gas contracts	—	384	—	384
Open electricity contracts	—	88	—	88

Total liabilities	$—	$1,825	$—	$1,825

In accordance with ASC 820, the Company determines the fair value of its interest rate agreement and commodity derivative contracts using Level 2 inputs.

The Company’s metal, natural gas and electricity commodity derivative contracts are considered Level 2 as fair value measurements consist of both quoted price inputs and inputs provided by a third party that are derived principally from or corroborated by observable market data by correlation. These assumptions include, but are not limited to, those concerning interest rates, credit rates, discount rates, default rates and other factors. All derivative commodity contracts have a set term of 24 months or less.

The Company’s interest rate cap agreements are considered Level 2 fair value measurements as the pricing is derived from discounting the future expected cash flows that would occur if variable interest rates rise above the strike rates of the caps. The variable interest rates used in the calculation of projected cash flows on the caps are based on an expectation of future interest rates derived from observable market interest rate curves (LIBOR forward curves) and volatilities that are observable at commonly quoted intervals.

The Company does not hold assets or liabilities requiring a Level 3 measurement and there have not been any transfers between the hierarchy levels during 2012 or 2011.

For purposes of financial reporting, the Company has determined that the carrying value of cash, accounts receivable, accounts payable, and accrued expenses approximates fair value due to the short maturities of these instruments. Additionally, given the revolving nature and the variable interest rates, the Company has determined that the carrying value of the ABL Facility also approximates fair value. As of December 31, 2012, the fair value of the Company’s Senior Secured Notes approximated $406,875. The fair value of the Senior Secured Notes was based upon quotes from financial institutions (Level 2 in the fair value hierarchy as defined by ASC 820).

Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Parties

12.	Related Parties

KPS Special Situations Fund II, L.P., KPS Special Situations Fund II (A), L.P., KPS Special Situations Fund III, L.P. and KPS Special Situations Fund III (A), L.P. (together, “KPS Funds”) are majority shareholders of Halkos. As of June 30, 2013, Halkos owned 61.5% of the outstanding shares of Holdings.

The Company and affiliates of KPS Funds entered into an agreement whereby affiliates of KPS Funds charge the Company for services of their personnel engaged in line or staff functions relating specifically to the operations of the Company (the “Management Services Agreement”). In May 2013, in connection with the IPO, the Company terminated the Management Services Agreement prior to the expiration of the initial term and was required to pay the affiliates of KPS Funds an early termination fee equal to the value of the advisory fee that would have otherwise been payable to the affiliates of KPS Funds through the end of the Management Services Agreement. The Company paid $4,500 to the affiliates of KPS Funds related to the Company’s early termination and all unpaid management advisory fees. The total charges, which are included in selling, general and administrative expenses, were $4,750 for the six months ended June 30, 2013 and $500 for the six months ended June 30, 2012. As of December 31, 2012, $250 of these charges were accrued for in accrued liabilities. Additionally, pursuant to the Management Services Agreement, the Company is required to reimburse the affiliates of KPS Funds for all reasonable costs and expenses incurred in connection with the services provided. These costs were $18 and $62 for the six months ended June 30, 2013 and 2012, respectively.

The Company and KPS Funds entered into an agreement dated October 18, 2011 whereby the KPS Funds agreed to reimburse the Company for specific incremental costs directly attributable to an offering of equity securities (the “KPS Reimbursement Obligation”). As of December 31, 2012, the Company had recorded $4,875 as a receivable from stockholder pertaining to the KPS Reimbursement Obligation. Pursuant to the completion of the Company’s initial public offering, KPS Funds reimbursed the Company all amounts owed in connection with the KPS Reimbursement Obligation.

15.	Related Parties

KPS Special Situations Fund II, L.P., KPS Special Situations Fund II (A), L.P., KPS Special Situations Fund III, L.P. and KPS Special Situations Fund III (A), L.P. (together, “KPS Funds”) are majority shareholders of Halkos. Halkos owns all of the outstanding shares of Holdings. On June 1, 2012, the Company distributed $160,000 to Halkos (see note 10, “Financing”).

The Company and affiliates of KPS Funds have entered into an agreement whereby affiliates of KPS Funds charge the Company for services of their personnel engaged in line or staff functions relating specifically to the operations of the Company (the “Management Services Agreement”). The charges, which are included in selling, general and administrative expenses, were $1,000 for each of the years ended December 31, 2012, 2011 and 2010, of which $250 is included in accrued liabilities at December 31, 2012 and 2011. Additionally, pursuant to the Management Services Agreement, the Company is required to reimburse the affiliates of KPS Funds for all reasonable costs and expenses incurred in connection with the services provided. These costs were $77, $167 and $102 for the year ended December 31, 2012, 2011 and 2010, respectively.

The Company and KPS Funds entered into an agreement dated October 18, 2011 whereby the KPS Funds agreed to reimburse the Company for specific incremental costs directly attributable to an offering of equity securities (the “KPS Reimbursement Obligation”). As of December 31, 2012 and 2011, the Company has recorded $4,875 and $2,451, respectively, as a receivable from stockholder pertaining to the KPS Reimbursement Obligation.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
13.	Commitments and Contingencies

Environmental Considerations

The Company is subject to a variety of environmental laws and regulations governing discharges to air and water, the handling, storage and disposal of hazardous or solid waste materials and the remediation of contamination associated with releases of hazardous substances. Although the Company believes it is in material compliance with all of the various regulations applicable to its business, there can be no assurance that requirements will not change in the future or that the Company will not incur significant cost to comply with such requirements. The Company employs responsible personnel at each facility, along with various environmental engineering consultants from time to time to assist with ongoing management of environmental, health and safety requirements. Management expenses environmental costs related to existing conditions resulting from past or current operations and from which no current or future benefit is discernible. Expenditures that extend the life of the related property are capitalized. The Company determines its liability on a location by location basis and records a liability at the time it is deemed probable and can be reasonably estimated. The Company is currently not aware of any environmental matters which may have a material impact on the Company’s financial position, results of operations, or liquidity.

On November 19, 2007 (the date of inception of GBC), the Company acquired the assets and operations relating to the worldwide metals business of Olin Corporation. Olin Corporation agreed to retain liability arising out of the existing conditions on certain of our properties for any remedial actions required by environmental laws, and agreed to indemnify the Company for all or part of a number of other environmental liabilities. Since 2007, Olin Corporation has been performing remedial actions at the facilities in East Alton, Illinois and Waterbury, Connecticut, and has been participating in remedial actions at certain other properties as well. If Olin Corporation were to stop its environmental remedial activities at the Company’s properties, the Company could be required to assume responsibility for these activities, the cost of which could be material.

Insurance Coverage

The Company maintains Comprehensive Medical Plans for employees of GBC and its subsidiaries (the “Plans”) to provide health insurance for eligible employees on a self-insured basis. The Plans are covered by a stop loss policy for those benefits provided on a self-insured basis with a deductible of $275 per occurrence for all GBC employees, except for employees of our Chase Brass division, which has a deductible of $100 per occurrence. The policy for our Chase Brass division also has a specific stop loss maximum resulting in the Company being responsible for paying the amount in excess of $2,000 per occurrence.

The Company is self-insured for workers’ compensation claims assumed from its predecessor company for activity prior to November 19, 2007. Workers’ compensation claims relating to activity after November 19, 2007 are covered by a loss funding insurance arrangement whereby the Company makes a fixed payment to the insurer which is used to pay submitted claims. The Company is self-insured for annual workers’ compensation costs relating to activity after November 19, 2007 of up to $500 per occurrence.

Legal Considerations

The Company is party to various legal proceedings arising in the ordinary course of business. The Company believes that none of its lawsuits are individually material or that the aggregate exposure of all of its lawsuits, including those that are probable and those that are only reasonably possible, is material to its financial condition, results of operations or cash flows.

16.	Commitments and Contingencies

Environmental Considerations

The Company is subject to a variety of environmental laws and regulations governing discharges to air and water, the handling, storage and disposal of hazardous or solid waste materials and the remediation of contamination associated with releases of hazardous substances. Although the Company believes it is in material compliance with all of the various regulations applicable to its business, there can be no assurance that requirements will not change in the future or that the Company will not incur significant cost to comply with such requirements. The Company employs responsible personnel at each facility, along with various environmental engineering consultants from time to time to assist with ongoing management of environmental, health and safety requirements. Management expenses environmental costs related to existing conditions resulting from past or current operations and from which no current or future benefit is discernible. Expenditures that extend the life of the related property are capitalized. The Company determines its liability on a location by location basis and records a liability at the time it is deemed probable and can be reasonably estimated. The Company is currently not aware of any environmental matters which may have a material impact on the Company’s financial position, results of operations, or liquidity.

On November 19, 2007 (the date of inception of GBC), the Company acquired the assets and operations relating to the worldwide metals business of Olin Corporation. Olin Corporation agreed to retain liability arising out of the existing conditions on certain of our properties for any remedial actions required by environmental laws, and agreed to indemnify the Company for all or part of a number of other environmental liabilities. Since 2007, Olin Corporation has been performing remedial actions at the facilities in East Alton, Illinois and Waterbury, Connecticut, and has been participating in remedial actions at certain other properties as well. If Olin Corporation were to stop its environmental remedial activities at the Company’s properties, the Company could be required to assume responsibility for these activities, the cost of which could be material.

Insurance Coverage

The Company maintains Comprehensive Medical Plans for employees of GBC and its subsidiaries (the “Plans”) to provide health insurance for eligible employees on a self-insured basis. The Plans are covered by a stop loss policy for those benefits provided on a self-insured basis with a deductible of $275 per occurrence for all GBC employees, except for employees of our Chase Brass division, which has a deductible of $100 per occurrence and a specific stop loss maximum of $2,000.

The Company is self-insured for workers’ compensation claims assumed from its predecessor company for activity prior to November 19, 2007 and benefits paid under employee health care programs. Workers’ compensation claims relating to activity after November 19, 2007 are covered by a loss funding insurance arrangement whereby the Company makes a fixed payment to the insurer which is used to pay submitted claims. The Company is self-insured for annual workers’ compensation costs relating to activity after November 19, 2007 of up to $500 per occurrence.

Legal Considerations

The Company is party to various legal proceedings arising in the ordinary course of business. The Company believes that none of its lawsuits are individually material or that the aggregate exposure of all of its lawsuits, including those that are probable and those that are only reasonably possible, is material to its financial condition, results of operations or cash flows.

Operating Leases

The Company has operating leases covering certain of its facilities and equipment under non-cancelable lease agreements.

Future minimum lease payments under non-cancelable leases in effect are as follows:

Year	Payment
2013	$2,654
2014	1,621
2015	956
2016	612
2017	122
Thereafter	—

Total minimum lease payments	$5,965

Rental expense under all operating leases was approximately $3,606, $3,603 and $3,543 for the years ended December 31, 2012, 2011 and 2010, respectively, and is recorded in cost of sales or selling, general and administrative costs depending on the nature and use of the underlying asset being leased.

Profits Interest Awards	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Profits Interest Awards

14.	Profits Interest Awards

Halkos has granted, pursuant to the Halkos Equity Plan, non-voting membership interests to select members of the Company’s management titled “Class B Shares.” The Class B Shares are profits interests in Halkos.

Certain members of the Company’s management may receive distributions from Halkos to the extent their Class B Shares were vested. During the six months ended June 30, 2013 and 2012, GBC executives received $8,902 and $19,517, respectively. These distributions were accounted for by GBC as non-cash compensation expense with a corresponding increase in additional paid-in capital in the period in which the distributions were determined to be probable.

In June 2013, Halkos modified its Amended and Restated Limited Liability Company Agreement to (i) eliminate its right to acquire all or a portion of the Class B Shares for less than fair market value for certain specifically identified employees and (ii) eliminate its right to acquire all or a portion of the Class B Shares for less than fair market value upon either (a) voluntary termination of employment without good reason or (b) breach of confidentiality or non-compete provisions subsequent to terminating employment for all other Class B Share award recipients. This modification to the Halkos Amended and Restated Limited Liability Company Agreement triggered the recognition of additional non-cash compensation expense reflecting the fair value of vested Class B Shares as of the date of modification. The observable market price of the Company’s publicly traded shares was used to determine the fair value of the Class B Shares. In June 2013, the Company recognized $20,369 of incremental non-cash compensation as a result of the modification.

17.	Profits Interest Awards

Halkos has granted, pursuant to the Halkos Equity Plan, non-voting membership interests to select members of the Company’s management titled Class B, C and D Shares. The Class B, C and D Shares are profits interests in Halkos.

Class B Shares

In 2007, in connection with the issuance of Class C and D Shares, Halkos issued Class B Shares to certain members of the Company’s management. Halkos issued additional Class B Shares in 2010 and 2011 to certain members of the Company’s management. Class B Shares generally vest over a period of three years. Despite the fact that these Shares are in the form of equity, the Class B Shares are considered a profit sharing plan due to certain aspects of the plan, primarily the ability of Halkos to repurchase the Shares at no cost from the employee holding such shares. Award recipients substantively derive economic value in the instrument through profit sharing distributions. Accordingly, the Class B Shares are a compensation liability award accounted for as a profit sharing arrangement by Halkos. Because the awards were granted by Halkos, an economic interest holder of the Company, to employees of the Company, distributions are accounted for by the Company as non-cash compensation expense with a corresponding increase in additional paid-in capital to reflect the deemed capital contribution by Halkos. Expense on the Class B Shares is recorded in the period in which distributions to Class B award holders are determined to be probable.

During the years ended December 31, 2012, 2011 and 2010, certain members of the Company’s management received distributions from Halkos in the amount of $20,110, $292 and $3,452, respectively. The Company recorded the distributions as non-cash compensation expense with a corresponding increase in additional paid in capital in the period in which these distributions were determined to be probable. Non-cash compensation expense of $19,517, $885 and $3,452 is included as a component of selling, general and administrative expenses in the consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010, respectively.

Class C and D Shares

In June 2011, the Halkos limited liability company agreement was amended and the Class C and D Shares were converted to Class B Shares at fair value. No expense relative to these awards is reflected in the accompanying consolidated financial statements. The conversion was in effect a liability to liability modification and the achievement of the Class C and D Shares performance condition was not probable nor were there any probable distributions payable for Class B Shares at the time of conversion.

Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information
15.	Segment Information

The Company’s Chief Operating Decision Maker allocates resources and evaluates performance at the divisional level. As such, the Company has determined that it has three reportable segments: Olin Brass, Chase and Oster.

Olin Brass is a leading manufacturer and converter of copper and brass sheet, strip and fabricated products. Olin Brass also rerolls and forms other alloys such as stainless, carbon steel and aluminum. Olin Brass’s products are used in five primary end markets: building and housing, munitions, automotive, coinage, and electronics/electrical components.

Chase is a leading manufacturer of brass rod in North America. Chase primarily manufactures brass rod, including round and other shapes, ranging from 1/4 inch to 4.5 inches in diameter. The key attributes of brass rod include its machinability, corrosion resistance and moderate strength, such as valves and fittings. Brass rod is generally manufactured from copper or copper-alloy scrap. Chase produces brass rod used in production applications which can be grouped into four primary end markets: building and housing, transportation, electronics/electrical components and industrial machinery and equipment.

Oster is a processing distributor of copper and copper-alloy sheet, strip and foil. Oster operates six strategically-located service centers in the United States, Puerto Rico and Mexico. Each Oster service center reliably provides a broad range of high quality products at quick lead-times in small quantities. These capabilities, combined with Oster’s operations of precision slitting, hot tinning, traverse winding, cutting, edging and special packaging, provide value to a broad customer base. Oster’s products are used in three primary end markets: building and housing, automotive and electronics/electrical components.

The Chief Operating Decision Maker evaluates performance and determines resource allocations based on a number of factors, the primary performance measure being Segment Adjusted EBITDA.

Segment Adjusted EBITDA is an EBITDA based measure of operating performance, with EBITDA being defined by the Company as net income before depreciation and amortization, interest expense, and income taxes. The Company defines Segment Adjusted EBITDA as EBITDA further adjusted to remove the impacts of inventory values for LIFO and lower of cost or market charges, the cost of terminating certain collateral hedges, unrealized mark to market gains and losses on derivative instruments, non-cash compensation expense, share-based compensation expense, loss on extinguishment of debt and non-cash income accretion related to the Company’s joint venture investment, each of which are excluded because management believes they are not indicative of the ongoing performance of the Company’s core operations. Corporate and Other includes compensation for corporate executives and officers, corporate office and administrative salaries, and professional fees for accounting, tax and legal services. Corporate and Other also includes interest expense, state and Federal income taxes, overhead costs that management has not allocated to our operating segments and the elimination of intercompany balances.

Below is a reconciliation of the Company’s Segment Adjusted EBITDA to income before provision for income taxes and equity income:

			Six Months Ended June 30,
			2013	2012
Net Sales, External Customers
Olin Brass			$403,065	$332,090
Chase			339,179	354,609
Oster			164,196	173,671

Total net sales, external customers			$906,440	$860,370

Intersegment Net Sales
Olin Brass			$28,548	$25,107
Chase			7	302
Oster			108	22

Total intersegment net sales			$28,663	$25,431

Segment Adjusted EBITDA
Olin Brass			$27,683	$23,751
Chase			37,835	37,191
Oster			8,853	10,428

Total segment adjusted EBITDA			74,371	71,370
Corporate and Other			(14,327)	(9,429)
Loss on extinguishment of debt			—	(19,612)
Depreciation and amortization			(3,981)	(3,205)
Interest expense			(19,834)	(19,958)
Equity method investment income	(A	)	(498)	(113)
Net income attributable to noncontrolling interest			159	168
Lower of cost or market adjustment to inventory			(318)	—
(Loss) gain on derivative contracts			(62)	1,204
Share-based compensation expense			(181)	—
Compensation expense—profits interest awards			(29,271)	(19,517)

Income before provision for income taxes and equity income			$6,058	$908

(A)	Excludes accretion income of $362 in each of the six months ended June 30, 2013 and 2012. Equity method investment income is exclusive to Olin Brass.

18.	Segment Information

The Company’s Chief Operating Decision Maker allocates resources and evaluates performance at the divisional level. As such, the Company has determined that it has three reportable segments: Olin Brass, Chase and Oster.

The Olin Brass segment is the leading manufacturer and converter of copper and copper-alloy sheet, strip, foil, and fabricated components in North America. While primarily processing copper and copper-alloys, the segment also rerolls and forms other metals such as stainless and carbon steel. Olin Brass’s products are used in five primary end markets: building and housing, munitions, automotive, coinage, and electronics/electrical components.

Chase is a leading North American manufacturer of brass rod. The segment principally produces brass rod in sizes ranging from 1/4 inch to 4.5 inches in diameter. The key attributes of brass rod include its machinability, corrosion resistance and moderate strength, making it ideal for forging and machining products such as valves and fittings. Chase produces brass rod used in production applications which can be grouped into four end markets: building and housing, transportation, electronics/electrical components and industrial machinery and equipment.

Oster is a leading copper-alloy distributor and processor. The segment, through its family of metal service centers, is strategically focused on satisfying its customers’ needs for brass and copper parts and other products, with a high level of service, quality and flexibility by offering customization and just-in-time delivery. Value-added processing services include precision slitting and traverse winding to provide greater customer press up-time, hot air level tinning for superior corrosion resistance and product enhancement such as edging and cutting. Important Oster end markets include building and housing, automotive, transportation, and electronics/electrical components (primarily for housing and commercial construction).

The Chief Operating Decision Maker evaluates performance and determines resource allocations based on a number of factors, the primary performance measure being Segment Adjusted EBITDA.

Segment Adjusted EBITDA is an EBITDA based measure of operating performance, with EBITDA being defined by the Company as net income before depreciation and amortization, interest expense, and income taxes. The Company defines Segment Adjusted EBITDA as EBITDA further adjusted to remove the impacts of inventory values for LIFO and lower of cost or market charges, the cost of terminating certain collateral hedges, unrealized mark to market gains and losses on derivative instruments, non-cash compensation expense, loss on extinguishment of debt and non-cash income accretion related to the Company’s joint venture investment, each of which are excluded because management believes they are not indicative of the ongoing performance of the Company’s core operations. Corporate and Eliminations include corporate amounts, primarily compensation, tax and overhead costs unrelated to a specific segment, and elimination of intercompany balances. The Chief Operating Decision Maker is not provided with nor reviews assets by segment for purposes of allocating resources.

Below is a reconciliation of the Company’s Segment Adjusted EBITDA to income before provision for income taxes and equity income:

			Year Ended December 31,
			2012	2011	2010
Net Sales, External Customers
Olin Brass			$676,563	$718,244	$710,271
Chase			647,711	704,968	611,870
Oster			326,246	355,931	336,588

Total net sales, external customers			$1,650,520	$1,779,143	$1,658,729

Intersegment Net Sales
Olin Brass			$46,287	$48,312	$57,919
Chase			305	626	765
Oster			167	285	928

Total intersegment net sales			$46,759	$49,223	$59,612

Segment Adjusted EBITDA
Olin Brass			$45,115	$45,320	$23,291
Chase			66,641	73,658	61,158
Oster			19,517	17,898	21,324

Total segment adjusted EBITDA			131,273	136,876	105,773
Corporate and Eliminations			(20,562)	(19,518)	(15,714)
Loss on extinguishment of debt			(19,612)	—	—
Depreciation and amortization			(6,934)	(4,759)	(2,971)
Interest expense			(39,727)	(40,010)	(25,076)
Equity method investment income	(A	)	(271)	(164)	(806)
Net income attributable to noncontrolling interest			374	156	512
LIFO liquidation gain			4,775	15,236	21,009
Lower of cost or market adjustment to inventory			(302)	—	—
Gain (loss) on derivative contracts			1,588	(1,095)	(11,984)
Compensation expense—profits interest awards			(19,517)	(885)	(3,452)

Income before provision for income taxes and equity income			$31,085	$85,837	$67,291

(A)	Excludes accretion income of $724 in each of the years ended December 31, 2012, 2011 and 2010. Equity method investment income is exclusive to Olin Brass.

	Year Ended December 31,
	2012	2011	2010
Depreciation and amortization
Olin Brass	$3,849	$2,622	$1,624
Chase	2,521	1,921	1,200
Oster	247	196	147
Corporate and Eliminations	317	20	—

Total depreciation and amortization	$6,934	$4,759	$2,971

LIFO liquidation gain/(loss)
Olin Brass	$175	$8,401	$23,253
Chase	1,623	—	75
Oster	4,478	7,050	(48)
Corporate and Eliminations	(1,501)	(215)	(2,271)

Total LIFO liquidation gain	$4,775	$15,236	$21,009

Capital expenditures
Olin Brass	$12,455	$10,818	$3,999
Chase	6,846	10,171	7,377
Oster	558	505	551
Corporate and Eliminations	549	946	—

Total capital expenditures	$20,408	$22,440	$11,927

Summarized geographic information is shown in the following table. Net sales are attributed to individual countries based on the location from which the products are shipped. No customer represented 10 percent or more of consolidated revenues in 2012, 2011 or 2010.

	Year Ended December 31,
	2012	2011	2010
Net sales:
United States	$1,556,865	$1,691,007	$1,567,472
Asia Pacific	53,668	54,638	62,358
Mexico	39,987	33,498	28,899

Total net sales	$1,650,520	$1,779,143	$1,658,729

Substantially all long-lived assets are maintained in the United States.

Earnings Per Share	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share
16.	Earnings Per Share

Basic earnings per share is computed based on the weighted-average number of common shares outstanding and diluted earnings per share is computed based on the weighted-average number of common shares outstanding adjusted by the number of additional shares that would have been outstanding had potentially dilutive common shares been issued. Potentially dilutive securities include stock options and nonvested share awards. Nonvested performance-based share awards are included in the average diluted shares outstanding for each period if established performance criteria have been met at the end of the respective periods.

The following table sets forth the computation of basic and diluted earnings per share attributable to the Company:

	Six Months Ended June 30,
	2013	2012
Numerator
Net loss attributable to Global Brass and Copper Holdings, Inc.	$(5,744)	$(6,012)

Denominator
Weighted-average common shares outstanding	21,110,000	21,110,000
Effect of potentially dilutive securities:
Stock options and nonvested share awards	—	—

Weighted-average common shares outstanding, assuming dilution	21,110,000	21,110,000

Net loss attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$(0.27)	$(0.28)
Diluted	$(0.27)	$(0.28)

In the second quarter of 2013, the Company granted 104,444 options to purchase shares of common stock, 136,080 nonvested shares of restricted stock, and 98,441 nonvested performance-based shares to certain members of the Company’s management and its Board of Directors. For the six months ended June 30, 2013, the dilutive effect of 4,278 shares of nonvested restricted stock was excluded from the earnings per share calculation as they would be anti-dilutive given the loss in the period.

Stock Split	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Stock Split
17.	Stock Split

On April 10, 2013 the Company’s Board of Directors authorized a 211,100-to-1 stock split to be effected after the effective date of the Company’s Form S-1 Registration Statement and prior to the completion of the Company’s initial public offering. On May 29, 2013 the Company completed its initial public offering of 8,050,000 shares of its common stock at a price of $11.00 per share. The share numbers and per share amounts disclosed in the consolidated financial statements and notes to consolidated financial statements have been retroactively adjusted to give effect to the stock split.

The balance sheets have been retroactively adjusted for the impact of the stock split by an increase to common stock of $211 with an offsetting charge to accumulated deficit.

20.	Stock Split

On April 10, 2013 the Company’s Board of Directors authorized a 211,100-to-1 stock split to be effected after the effective date of the Company’s Form S-1 Registration Statement and prior to the completion of the Company’s IPO. On May 29, 2013, the Company completed its IPO. The share numbers and per share amounts disclosed in the consolidated financial statements and notes to consolidated financial statements have been retroactively adjusted to give effect to the stock split.

The balance sheets have been retroactively adjusted for the impact of the stock split by an increase to common stock of $211 with an offsetting charge to accumulated deficit.

Condensed Consolidating Financial Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Consolidating Financial Information
18.	Condensed Consolidating Financial Information

In June 2012, Holdings (presented as “Parent” in the following tables), through its wholly-owned principal operating subsidiary, GBC (presented as “Issuer” in the following tables), issued Senior Secured Notes as further described in note 8, “Financing”. The Senior Secured Notes are jointly and severally guaranteed on a senior secured basis by Holdings and substantially all existing 100%-owned U.S. subsidiaries of GBC and any future restricted subsidiaries (which are set forth in more detail in the Indenture) who guarantee or incur certain types of Permitted Debt under the Indenture (collectively, the “Guarantors”). The guarantees are full and unconditional, except that a Guarantor can be automatically released and relieved of its obligations under certain customary provisions contained in the Indenture. Under these customary provisions, a Guarantor is automatically released from its obligations as a guarantor upon the sale of the Guarantor or substantially all of its assets to a third party, the designation of the Guarantor as an unrestricted subsidiary in accordance with the terms of the Indenture, the release or discharge of all guarantees by such Guarantor and the repayment of all indebtedness, or upon the Issuer’s exercise of its legal defeasance option or covenant defeasance option or if the obligations under the Indenture are discharged in accordance with the terms of the Indenture. All other subsidiaries of GBC, whether direct or indirect, do not guarantee the Senior Secured Notes (collectively, the “Non-Guarantors”).

Holdings is also a guarantor of the ABL Facility and substantially all of its 100%-owned U.S. subsidiaries are borrowers under, or guarantors of, the ABL Facility on a senior secured basis.

The following condensed consolidating financial information presents the financial position, results of operations, comprehensive income and cash flows of (1) the Parent, (2) the Issuer, (3) the Guarantors, (4) the Non-Guarantors and (5) eliminations to arrive at the information for the Company on a consolidated basis. The condensed consolidating financial information presented below is not necessarily indicative of the financial position, results of operations, comprehensive income or cash flows of the Parent, the Issuer, the Guarantors or the Non-Guarantors on a stand-alone basis.

	Condensed Consolidating Balance Sheet As of June 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$—	$34,457	$—	$4,207	$(4,654)	$34,010
Accounts receivable, net of allowance	—	4,815	182,082	16,443	—	203,340
Inventories	—	—	181,937	17,902	(290)	199,549
Prepaid expenses and other current assets	—	10,030	14,925	195	(58)	25,092
Deferred income taxes	—	31,760	—	—	—	31,760
Income tax receivable	—	2,147	—	—	—	2,147

Total current assets	—	83,209	378,944	38,747	(5,002)	495,898
Property, plant and equipment, net	—	985	73,999	346	—	75,330
Investment in joint venture	—	—	2,168	—	—	2,168
Investment in subsidiaries	—	591,583	19,336	—	(610,919)	—
Intercompany accounts	—	—	253,943	—	(253,943)	—
Goodwill	—	—	4,399	—	—	4,399
Intangible assets, net	—	—	787	—	—	787
Deferred income taxes	—	6,826	—	—	—	6,826
Other noncurrent assets	—	15,878	916	—	—	16,794

Total assets	$—	$698,481	$734,492	$39,093	$(869,864)	$602,202

Liabilities and (deficit) / equity
Current liabilities:
Accounts payable	$—	$290	$108,410	$3,283	$(5,002)	$106,981
Accrued liabilities	—	17,494	34,455	736	—	52,685
Accrued interest	—	3,395	—	—	—	3,395
Income taxes payable	—	39	44	251	—	334

Total current liabilities	—	21,218	142,909	4,270	(5,002)	163,395
Long-term debt	—	431,000	—	—	—	431,000
Other noncurrent liabilities	—	27,678	—	—	—	27,678
Obligations and advances in excess of investment in subsidiary	16,502	—	—	—	(16,502)	—
Intercompany accounts	7,145	235,087	—	11,711	(253,943)	—

Total liabilities	23,647	714,983	142,909	15,981	(275,447)	622,073

Commitments and contingencies	—	—	—	—	—	—
Global Brass and Copper Holdings, Inc. stockholder’s (deficit) / equity	(23,647)	(16,502)	591,583	19,336	(594,417)	(23,647)
Noncontrolling interest	—	—	—	3,776	—	3,776

Total (deficit) / equity	(23,647)	(16,502)	591,583	23,112	(594,417)	(19,871)

Total liabilities and (deficit) / equity	$—	$698,481	$734,492	$39,093	$(869,864)	$602,202

	Condensed Consolidating Balance Sheet As of December 31, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$—	$8,537	$—	$5,446	$(121)	$13,862
Accounts receivable, net of allowance	—	4,630	144,533	15,154	—	164,317
Inventories	—	343	158,713	15,885	(563)	174,378
Prepaid expenses and other current assets	—	9,229	2,600	312	—	12,141
Deferred income taxes	—	33,465	—	—	—	33,465
Income tax receivable, net	—	1,656	—	—	(356)	1,300

Total current assets	—	57,860	305,846	36,797	(1,040)	399,463
Property, plant and equipment, net	—	1,154	69,646	327	—	71,127
Investment in joint venture	—	—	2,972	—	—	2,972
Investment in subsidiaries	—	522,912	19,850	—	(542,762)	—
Intercompany accounts	—	—	223,081	—	(223,081)	—
Goodwill	—	—	4,399	—	—	4,399
Intangible assets, net	—	—	839	—	—	839
Deferred income taxes	—	6,138	—	—	—	6,138
Other noncurrent assets	—	17,115	640	—	—	17,755

Total assets	$—	$605,179	$627,273	$37,124	$(766,883)	$502,693

Liabilities and (deficit) / equity
Current liabilities:
Accounts payable	$—	$1,398	$77,390	$2,910	$(121)	$81,577
Accrued liabilities	—	20,592	26,971	861	—	48,424
Accrued interest	—	3,287	—	—	—	3,287
Income taxes payable	—	248	—	356	(356)	248

Total current liabilities	—	25,525	104,361	4,127	(477)	133,536
Long-term debt	—	389,522	—	—	—	389,522
Other noncurrent liabilities	—	27,436	—	—	—	27,436
Obligations and advances in excess of investment in subsidiary	42,522	—	—	—	(42,522)	—
Intercompany accounts	8,829	205,218	—	9,597	(223,644)	—

Total liabilities	51,351	647,701	104,361	13,724	(266,643)	550,494

Commitments and contingencies	—	—	—	—	—	—
Global Brass and Copper Holdings, Inc. stockholder’s (deficit) / equity	(51,351)	(42,522)	522,912	19,850	(500,240)	(51,351)
Noncontrolling interest	—	—	—	3,550	—	3,550

Total (deficit) / equity	(51,351)	(42,522)	522,912	23,400	(500,240)	(47,801)

Total liabilities and (deficit) / equity	$—	$605,179	$627,273	$37,124	$(766,883)	$502,693

	Condensed Consolidating Statement of Operations Six Months Ended June 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$872,130	$48,498	$(14,188)	$906,440
Cost of sales	—	116	777,054	44,842	(14,188)	807,824

Gross profit	—	(116)	95,076	3,656	—	98,616
Selling, general and administrative expenses	5,188	28,856	37,056	1,433	—	72,533

Operating income (loss)	(5,188)	(28,972)	58,020	2,223	—	26,083
Interest expense	—	19,834	—	—	—	19,834
Other (income) expense, net	—	187	(83)	87	—	191

Income (loss) before provision for (benefit from) income taxes and equity income (loss)	(5,188)	(48,993)	58,103	2,136	—	6,058
Provision for (benefit from) income taxes	(1,997)	(9,953)	23,690	763	—	12,503

Income (loss) before equity income (loss)	(3,191)	(39,040)	34,413	1,373	—	(6,445)
Equity income (loss), net of tax	(2,553)	36,487	2,074	—	(35,148)	860

Net income (loss)	(5,744)	(2,553)	36,487	1,373	(35,148)	(5,585)
Less: Net income attributable to noncontrolling interest	—	—	—	159	—	159

Net income (loss) attributable to Global Brass and Copper Holdings, Inc.	$(5,744)	$(2,553)	$36,487	$1,214	$(35,148)	$(5,744)

	Condensed Consolidating Statement of Operations Six Months Ended June 30, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$829,135	$44,619	$(13,384)	$860,370
Cost of sales	—	(1,905)	738,120	40,464	(13,384)	763,295

Gross profit	—	1,905	91,015	4,155	—	97,075
Selling, general and administrative expenses	735	21,812	32,044	1,297	—	55,888

Operating income (loss)	(735)	(19,907)	58,971	2,858	—	41,187
Interest expense (income)	—	19,961	(3)	—	—	19,958
Loss on extinguishment of debt	—	19,612	—	—	—	19,612
Other (income) expense, net	—	597	251	(139)	—	709

Income (loss) before provision for (benefit from) income taxes and equity income (loss)	(735)	(60,077)	58,723	2,997	—	908
Provision for (benefit from) income taxes	(283)	(19,161)	26,662	9	—	7,227

Income (loss) before equity income (loss)	(452)	(40,916)	32,061	2,988	—	(6,319)
Equity income (loss), net of tax	(5,560)	35,356	3,295	—	(32,616)	475

Net income (loss)	(6,012)	(5,560)	35,356	2,988	(32,616)	(5,844)
Less: Net income attributable to noncontrolling interest	—	—	—	168	—	168

Net income (loss) attributable to Global Brass and Copper Holdings, Inc.	$(6,012)	$(5,560)	$35,356	$2,820	$(32,616)	$(6,012)

	Condensed Consolidating Statement of Comprehensive Income (Loss) Six Months Ended June 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(5,744)	$(2,553)	$36,487	$1,373	$(35,148)	$(5,585)
Foreign currency translation adjustment, net of tax	(879)	(879)	(1,462)	209	2,199	(812)

Comprehensive income (loss)	(6,623)	(3,432)	35,025	1,582	(32,949)	(6,397)
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	226	—	226

Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.	$(6,623)	$(3,432)	$35,025	$1,356	$(32,949)	$(6,623)

	Condensed Consolidating Statement of Comprehensive Income (Loss) Six Months Ended June 30, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(6,012)	$(5,560)	$35,356	$2,988	$(32,616)	$(5,844)
Foreign currency translation adjustment, net of tax	(145)	(145)	(222)	799	(410)	(123)

Comprehensive income (loss)	(6,157)	(5,705)	35,134	3,787	(33,026)	(5,967)
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	190	—	190

Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.	$(6,157)	$(5,705)	$35,134	$3,597	$(33,026)	$(6,157)

	Condensed Consolidating Statement of Cash Flows Six Months Ended June 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by (used in) operating activities	$—	$(15,558)	$8,103	$935	$(11,408)	$(17,928)
Cash flows from investing activities
Capital expenditures	—	—	(8,268)	(37)	—	(8,305)
Payable to subsidiaries	(4,875)	—	—	—	4,875	—
Proceeds from sale of property, plant and equipment	—	—	165	4	—	169

Net cash provided by (used in) investing activities	(4,875)	—	(8,103)	(33)	4,875	(8,136)
Cash flows from financing activities
Borrowings on ABL Facility	—	229,787	—	—	—	229,787
Payments on ABL Facility	—	(188,309)	—	—	—	(188,309)
Distribution to stockholder	—	—	—	(2,000)	2,000	—
Net payments (amounts due) from stockholder	4,875	—	—	—	—	4,875

Net cash provided by (used in) financing activities	4,875	41,478	—	(2,000)	2,000	46,353
Effect of foreign currency exchange rate changes	—	—	—	(141)	—	(141)

Net increase (decrease) in cash	—	25,920	—	(1,239)	(4,533)	20,148
Cash at beginning of period	—	8,537	—	5,446	(121)	13,862

Cash at end of period	$—	$34,457	$—	$4,207	$(4,654)	$34,010

	Condensed Consolidating Statement of Cash Flows Six Months Ended June 30, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by (used for) operating activities	$73,624	$25,672	$6,649	$(999)	$(74,609)	$30,337
Cash flows from investing activities
Capital expenditures	—	(549)	(6,655)	(18)	—	(7,222)
Capital distributions from subsidiary	86,376	—	—		(86,376)	—
Payable to subsidiaries	2,161	—	—	—	(2,161)	—
Proceeds from sale of property, plant and equipment	—	—	6	—	—	6

Net cash provided by (used in) investing activities	88,537	(549)	(6,649)	(18)	(88,537)	(7,216)
Cash flows from financing activities
Deferred financing fees	—	(12,926)	—	—	—	(12,926)
Proceeds from senior secured notes	—	375,000	—	—	—	375,000
Payments on term loan	—	(310,875)	—	—	—	(310,875)
Borrowings on ABL Facility	—	81,586	—	—	—	81,586
Payments on ABL Facility	—	(30,913)	—	—	—	(30,913)
Distribution to stockholder	(160,000)	(160,000)	—	—	160,000	(160,000)
Amounts due from stockholder	(2,161)	—	—	—	—	(2,161)

Net cash used in financing activities	(162,161)	(58,128)	—	—	160,000	(60,289)
Effect of foreign currency exchange rate changes	—	—	—	(207)	—	(207)

Net decrease in cash	—	(33,005)	—	(1,224)	(3,146)	(37,375)

Cash at beginning of period	—	45,302	—	4,648	(413)	49,537
Cash at end of period	$—	$12,297	$—	$3,424	$(3,559)	$12,162

19.	Condensed Consolidating Financial Information

In June 2012, Holdings (presented as “Parent” in the following tables), through its wholly-owned principal operating subsidiary, GBC (presented as “Issuer” in the following tables), issued Senior Secured Notes as further described in note 10. The Senior Secured Notes are jointly and severally guaranteed on a senior secured basis by Holdings and substantially all existing 100%-owned U.S. subsidiaries of GBC (collectively, the “Guarantors”). The guarantees are full and unconditional, except that a Guarantor can be automatically released and relieved of its obligations under certain customary provisions contained in the indenture governing the Senior Secured Notes. Under these customary provisions, a Guarantor is automatically released from its obligations as a guarantor upon the sale of the Guarantor or substantially all of its assets to a third party, the designation of the Guarantor as an unrestricted subsidiary in accordance with the terms of the indenture, the release or discharge of all guarantees by such Guarantor and the repayment of all indebtedness, or upon the Issuer’s exercise of its legal defeasance option or covenant defeasance option or if the obligations under the indenture are discharged in accordance with the terms of the indenture. All other subsidiaries of GBC, whether direct or indirect, do not guarantee the Senior Secured Notes (collectively, the “Non-Guarantors”).

Holdings is also a guarantor of the asset-based revolving loan facility (the “ABL Facility”) and substantially all of its 100%-owned U.S. subsidiaries are borrowers under, or guarantors of, the ABL Facility on a senior secured basis.

The following condensed consolidating financial information presents the financial position, results of operations, comprehensive income and cash flows of (1) the Parent, (2) the Issuer, (3) the Guarantors, (4) the Non-Guarantors and (5) eliminations to arrive at the information for Holdings on a consolidated basis. The condensed consolidating financial information presented below is not necessarily indicative of the financial position, results of operations, comprehensive income or cash flows of the Parent, the Issuer, the Guarantors or the Non-Guarantors on a stand-alone basis.

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Balance Sheet

December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$—	$8,537	$—	$5,446	$(121)	$13,862
Accounts receivable, net of allowance	—	4,630	144,533	15,154	—	164,317
Inventories	—	343	158,713	15,885	(563)	174,378
Prepaid expenses and other current assets	—	9,229	2,600	312	—	12,141
Deferred income taxes	—	33,465	—	—	—	33,465
Income tax receivable, net	—	1,656	—	—	(356)	1,300

Total current assets	—	57,860	305,846	36,797	(1,040)	399,463
Property, plant and equipment, net	—	1,154	69,646	327	—	71,127
Investment in joint venture	—	—	2,972	—	—	2,972
Investment in subsidiaries	—	522,912	19,850	—	(542,762)	—
Intercompany accounts	—	—	223,081	—	(223,081)	—
Goodwill	—	—	4,399	—	—	4,399
Intangible assets, net	—	—	839	—	—	839
Deferred income taxes	—	6,138	—	—	—	6,138
Other noncurrent assets	—	17,115	640	—	—	17,755

Total assets	$—	$605,179	$627,273	$37,124	$(766,883)	$502,693

Liabilities and (deficit) / equity
Current liabilities:
Accounts payable	$—	$1,398	$77,390	$2,910	$(121)	$81,577
Accrued liabilities	—	20,592	26,971	861	—	48,424
Accrued interest	—	3,287	—	—	—	3,287
Income taxes payable	—	248	—	356	(356)	248

Total current liabilities	—	25,525	104,361	4,127	(477)	133,536
Long-term debt	—	389,522	—	—	—	389,522
Other noncurrent liabilities	—	27,436	—	—	—	27,436
Obligations and advances in excess of investment in subsidiary	42,522	—	—	—	(42,522)	—
Intercompany accounts	8,829	205,218	—	9,597	(223,644)	—

Total liabilities	51,351	647,701	104,361	13,724	(266,643)	550,494

Commitments and contingencies	—	—	—	—	—	—
Global Brass and Copper Holdings, Inc. stockholder’s (deficit) / equity	(51,351)	(42,522)	522,912	19,850	(500,240)	(51,351)
Noncontrolling interest	—	—	—	3,550	—	3,550

Total (deficit) / equity	(51,351)	(42,522)	522,912	23,400	(500,240)	(47,801)

Total liabilities and (deficit) / equity	$—	$605,179	$627,273	$37,124	$(766,883)	$502,693

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$—	$45,302	$—	$4,648	$(413)	$49,537
Accounts receivable, net of allowance	—	4,184	145,083	12,448	—	161,715
Inventories	—	218	174,429	11,921	(621)	185,947
Prepaid expenses and other current assets	—	17,916	2,245	135	(384)	19,912
Deferred income taxes	—	29,027	—	—	—	29,027
Income tax receivable, net	—	5,204	128	—	(286)	5,046

Total current assets	—	101,851	321,885	29,152	(1,704)	451,184
Property, plant and equipment, net	—	923	56,322	311	—	57,556
Investment in joint venture	—	—	3,507	—	—	3,507
Investment in subsidiaries	85,020	393,708	13,351	—	(492,079)	—
Intercompany accounts	—	—	92,889	—	(92,889)	—
Goodwill	—	—	4,399	—	—	4,399
Intangible assets, net	—	—	951	—	—	951
Deferred income taxes	—	19,970	—	—	—	19,970
Other noncurrent assets	—	9,963	1,210	—	—	11,173

Total assets	$85,020	$526,415	$494,514	$29,463	$(586,672)	$548,740

Liabilities and (deficit) / equity
Current liabilities:
Current maturities of long-term debt	$—	$31,880	$—	$—	$—	$31,880
Accounts payable	—	—	76,190	2,495	(797)	77,888
Accrued liabilities	—	23,202	24,616	786	—	48,604
Accrued interest	—	4,069	—	—	—	4,069
Income taxes payable	—	300	—	286	(286)	300

Total current liabilities	—	59,451	100,806	3,567	(1,083)	162,741
Long-term debt	—	271,698	—	—	—	271,698
Other noncurrent liabilities	—	31,641	—	—	—	31,641
Intercompany accounts	5,528	78,605	—	9,377	(93,510)	—

Total liabilities	5,528	441,395	100,806	12,944	(94,593)	466,080

Commitments and contingencies	—	—	—	—	—	—
Global Brass and Copper Holdings, Inc. stockholder’s (deficit) / equity	79,492	85,020	393,708	13,351	(492,079)	79,492
Noncontrolling interest	—	—	—	3,168	—	3,168

Total (deficit) / equity	79,492	85,020	393,708	16,519	(492,079)	82,660

Total liabilities and (deficit) / equity	$85,020	$526,415	$494,514	$29,463	$(586,672)	$548,740

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Operations

Year Ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,584,301	$93,655	$(27,436)	$1,650,520
Cost of sales	—	83	1,409,588	85,099	(27,436)	1,467,334

Gross profit (loss)	—	(83)	174,713	8,556	—	183,186
Selling, general and administrative expenses	1,427	30,756	57,879	2,579	—	92,641

Operating income (loss)	(1,427)	(30,839)	116,834	5,977	—	90,545
Interest expense	—	39,730	(3)	—	—	39,727
Loss on extinguishment of debt	—	19,612	—	—	—	19,612
Other (income) expense, net	—	766	(120)	(525)	—	121

Income (loss) before provision for income taxes and equity income	(1,427)	(90,947)	116,957	6,502	—	31,085
Provision for (benefit from) income taxes	(550)	(30,066)	47,828	1,973	—	19,185

Income (loss) before equity income	(877)	(60,881)	69,129	4,529	—	11,900
Equity income, net of tax	13,398	74,279	5,150	—	(91,832)	995

Net income	12,521	13,398	74,279	4,529	(91,832)	12,895
Less: Net income attributable to noncontrolling interest	—	—	—	374	—	374

Net income attributable to Global Brass and Copper Holdings, Inc.	$12,521	$13,398	$74,279	$4,155	$(91,832)	$12,521

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Operations

Year Ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,713,367	$88,136	$(22,360)	$1,779,143
Cost of sales	—	735	1,523,655	81,443	(22,360)	1,583,473

Gross profit (loss)	—	(735)	189,712	6,693	—	195,670
Selling, general and administrative expenses	1,650	15,721	49,451	2,569	—	69,391

Operating income (loss)	(1,650)	(16,456)	140,261	4,124	—	126,279
Interest expense	—	39,950	60	—	—	40,010
Other (income) expense, net	—	292	317	(177)	—	432

Income (loss) before provision for income taxes and equity income	(1,650)	(56,698)	139,884	4,301	—	85,837
Provision for (benefit from) income taxes	(635)	(20,765)	51,662	1,175	—	31,437

Income (loss) before equity income	(1,015)	(35,933)	88,222	3,126	—	54,400
Equity income, net of tax	56,147	92,080	3,858	—	(151,197)	888

Net income	55,132	56,147	92,080	3,126	(151,197)	55,288
Less: Net income attributable to noncontrolling interest	—	—	—	156	—	156

Net income attributable to Global Brass and Copper Holdings, Inc.	$55,132	$56,147	$92,080	$2,970	$(151,197)	$55,132

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Operations

Year Ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,599,714	$91,256	$(32,241)	$1,658,729
Cost of sales	—	16,759	1,428,661	83,516	(32,241)	1,496,695

Gross profit (loss)	—	(16,759)	171,053	7,740	—	162,034
Selling, general and administrative expenses	1,102	12,337	52,988	2,430	—	68,857

Operating income (loss)	(1,102)	(29,096)	118,065	5,310	—	93,177
Interest expense	—	25,070	6	—	—	25,076
Other (income) expense, net	—	668	219	(77)	—	810

Income (loss) before provision for income taxes and equity income	(1,102)	(54,834)	117,840	5,387	—	67,291
Provision for (benefit from) income taxes	(424)	(20,214)	46,093	1,221	—	26,676

Income (loss) before equity income	(678)	(34,620)	71,747	4,166	—	40,615
Equity income, net of tax	42,311	76,931	5,184	—	(122,896)	1,530

Net income	41,633	42,311	76,931	4,166	(122,896)	42,145
Less: Net income attributable to noncontrolling interest	—	—	—	512	—	512

Net income attributable to Global Brass and Copper Holdings, Inc.	$41,633	$42,311	$76,931	$3,654	$(122,896)	$41,633

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income	$12,521	$13,398	$74,279	$4,529	$(91,832)	$12,895
Other comprehensive income (loss):
Foreign currency translation adjustment	(457)	(457)	(521)	1,060	(74)	(449)

Comprehensive income	12,064	12,941	73,758	5,589	(91,906)	12,446
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	382	—	382

Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	$12,064	$12,941	$73,758	$5,207	$(91,906)	$12,064

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income	$55,132	$56,147	$92,080	$3,126	$(151,197)	$55,288
Other comprehensive income (loss):
Foreign currency translation adjustment	362	362	415	(417)	(253)	469

Comprehensive income	55,494	56,509	92,495	2,709	(151,450)	55,757
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	263	—	263

Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	$55,494	$56,509	$92,495	$2,446	$(151,450)	$55,494

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income	$41,633	$42,311	$76,931	$4,166	$(122,896)	$42,145
Other comprehensive income (loss):
Foreign currency translation adjustment	442	442	1,430	(1,741)	(60)	513

Comprehensive income	42,075	42,753	78,361	2,425	(122,956)	42,658
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	583	—	583

Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	$42,075	$42,753	$78,361	$1,842	$(122,956)	$42,075

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by operating activities	$73,624	$58,118	$19,781	$1,299	$(70,908)	$81,914
Cash flows from investing activities
Capital expenditures	—	(549)	(19,813)	(46)	—	(20,408)
Capital distributions from subsidiary	86,376	—	—	—	(86,376)	—
Payable to subsidiaries	2,424	—	—	—	(2,424)	—
Other	—	—	32	—	—	32

Net cash provided by (used in) investing activities	88,800	(549)	(19,781)	(46)	(88,800)	(20,376)
Cash flows from financing activities
Deferred financing fees	—	(12,981)	—	—	—	(12,981)
Proceeds from senior secured notes	—	375,000	—	—	—	375,000
Payments on term loan	—	(310,875)	—	—	—	(310,875)
Borrowings on ABL Facility	—	204,275	—	—	—	204,275
Payments on ABL Facility	—	(189,753)	—	—	—	(189,753)
Distributions to stockholder	(160,000)	(160,000)	—	—	160,000	(160,000)
Amounts due from stockholder	(2,424)	—	—	—	—	(2,424)

Net cash used in financing activities	(162,424)	(94,334)	—	—	160,000	(96,758)
Effect of foreign currency exchange rate changes	—	—	—	(455)	—	(455)

Net (decrease) increase in cash	—	(36,765)	—	798	292	(35,675)
Cash at beginning of year	—	45,302	—	4,648	(413)	49,537

Cash at end of year	$—	$8,537	$—	$5,446	$(121)	$13,862

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by operating activities	$—	$37,381	$22,250	$2,687	$2,530	$64,848
Cash flows from investing activities
Capital expenditures	—	(946)	(21,429)	(65)	—	(22,440)
Payable to subsidiaries	2,451	—	—	—	(2,451)	—
Other	—	—	95	2	—	97

Net cash provided by (used in) investing activities	2,451	(946)	(21,334)	(63)	(2,451)	(22,343)
Cash flows from financing activities
Deferred financing fees	—	(1,675)	—	—	—	(1,675)
Payments on term loan	—	(3,300)	—	—	—	(3,300)
Borrowings on ABL Facility	—	168,021	—	—	—	168,021
Payments on ABL Facility	—	(168,021)	—	—	—	(168,021)
Principal payments under capital lease obligation	—	—	(916)	—	—	(916)
Amounts due from stockholder	(2,451)	—	—	—	—	(2,451)

Net cash used in financing activities	(2,451)	(4,975)	(916)	—	—	(8,342)
Effect of foreign currency exchange rate changes	—	—	—	(149)	—	(149)

Net increase in cash	—	31,460	—	2,475	79	34,014
Cash at beginning of year	—	13,842	—	2,173	(492)	15,523

Cash at end of year	$—	$45,302	$—	$4,648	$(413)	$49,537

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by operating activities	$42,500	$60,079	$9,237	$590	$(42,992)	$69,414
Cash flows from investing activities
Capital expenditures	—	—	(11,664)	(263)	—	(11,927)
Other	—	—	39	—	—	39

Net cash provided by (used in) investing activities	—	—	(11,625)	(263)	—	(11,888)
Cash flows from financing activities
Deferred financing fees	—	(15,131)	—	—	—	(15,131)
Proceeds from term loan	—	305,550	—	—	—	305,550
Payments on term loan	—	(825)	—	—	—	(825)
Borrowings on ABL Facility	—	1,096,578	—	—	—	1,096,578
Payments on ABL Facility	—	(1,272,197)	—	—	—	(1,272,197)
Principal payments under capital lease obligation	—	—	(52)	—	—	(52)
Payments on related party debt	—	(119,805)	—	—	—	(119,805)
Distribution to stockholder	(42,500)	(42,500)	—	—	42,500	(42,500)
Cash overdrafts	—	(1,228)	—	—	—	(1,228)

Net cash used in financing activities	(42,500)	(49,558)	(52)	—	42,500	(49,610)
Effect of foreign currency exchange rate changes	—	—	—	(225)	—	(225)

Net increase (decrease) in cash	—	10,521	(2,440)	102	(492)	7,691
Cash at beginning of year	—	3,321	2,440	2,071	—	7,832

Cash at end of year	$—	$13,842	$—	$2,173	$(492)	$15,523

Organization and Formation of the Company	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Organization and Formation of the Company
1.	Organization and Formation of the Company

Global Brass and Copper Holdings, Inc. (“Holdings” or the “Company”), an investee company of KPS Capital Partners, L.P. and its affiliates (“KPS”), was incorporated in Delaware, on October 10, 2007. KPS is the majority shareholder of Halkos Holdings, LLC (“Halkos”). Halkos owns 100% of Holdings. Holdings, through its wholly-owned principal operating subsidiary, Global Brass and Copper, Inc. (“GBC”), commenced commercial operations on November 19, 2007 through the acquisition of the metals business from Olin Corporation. GBC is a leading value added manufacturer, fabricator and distributor of specialty copper and brass products in North America.

The Company is operated and managed through three distinct divisions which are also the Company’s reportable segments: GBC Metals, LLC (“Olin Brass”), Chase Brass and Copper Company, LLC (“Chase”) and A.J. Oster, LLC (“Oster”).

Olin Brass

The Olin Brass division manufactures sheet, strip and fabricated components by primarily processing copper and copper alloys. The division also rerolls and forms other alloys such as stainless and carbon steel.

Olin Brass manufactures its products through four sites in North America. The strip mill in East Alton, IL is the main operating facility, which produces strip products. Strip products are processed further through the division’s downstream operations for specified uses. The division’s downstream operations include: a stamping operation located also in East Alton, IL; a rolling mill in Waterbury, CT with rolling, annealing, leveling, plating and slitting capabilities for various products; a rolling mill in Bryan, OH specializing in products sold in the automotive and electrical connectors end-market; and a manufacturing facility in Cuba, MO that produces high frequency welded copper-alloy tube for heat transfer, utility, decorative, automotive and plumbing applications.

Olin Brass also has operations in Guangzhou, People’s Republic of China, or PRC, through a service center joint venture with Luoyang Copper. Olin Brass’s products are distributed either directly to customers or through Oster.

Chase

Chase manufactures round and hexagonal shaped brass rod. The main attributes of brass rod are its machinability, corrosion resistance and moderate strength, and it is used for forging and machining products such as valves and fittings.

All of the division’s rod is manufactured at the facility located in Montpelier, OH. Chase distributes all of its products directly to customers.

Oster

Oster is a distributor of primarily copper and copper-alloy strip products as well as phosphor bronze, nickel, silver, stainless steel and aluminum products. Oster operates as an independent service center with Olin Brass as its primary supplier. Oster also conducts finishing operations on products it distributes, including slitting, traverse coil winding, edging and cutting that aim to enhance product quality and usefulness.

Oster has six service centers in the U.S. and Mexico, which are strategically located with the objective to service customers throughout North America.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries and its majority-owned subsidiaries, in which the Company holds a controlling interest. All intercompany accounts and transactions are eliminated in consolidation. The equity method is used to account for investments in affiliated companies, 20% to 50% owned, where the Company does not hold a controlling voting interest and does not direct the matters that most significantly impact the investee’s operations.

The Company owns an 80% interest in Olin Luotong (GZ) Corporation (“Luotong”), based in China, and Luotong’s financial information is consolidated herein, with the net results attributable to the 20% noncontrolling interest reflected in the consolidated financial statements.

Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. In addition, it requires management to make estimates and assumptions that affect the reported amount of net sales and expenses during the reporting period. Actual amounts could differ from those estimates.

Revision of Prior Period Financial Statements

During 2012, the Company identified the following errors:

1.	The Company historically had not recognized deferred tax assets or liabilities related to inside basis differences of its foreign subsidiaries. The unrecognized net deferred tax asset was $797, $888, and $794 as January 1, 2010, December 31, 2010 and December 31, 2011, respectively. The provision for income taxes was overstated by $91 and understated by $94 for the years ended December 31, 2010 and 2011, respectively.

2.	Duplicate accruals for the receipt of raw material were identified in the third quarter of fiscal 2012. The error had no impact on the year ended December 31, 2010. Accrued liabilities and cost of sales were overstated by $389 as of and for the year ended December 31, 2011.

3.	An error in the accounting for raw material in-transit was identified in the third quarter of fiscal 2012. Inventory was understated by $22 as of January 1, 2010 and overstated by $275 and $423 as of December 31, 2010 and 2011, respectively. Cost of sales was understated by $297 and $148 for the years ended December 31, 2010 and 2011, respectively.

Additionally, the Company identified immaterial errors in previously issued consolidated financial statements which were corrected in the year identified, including:

4.

An error in accounting for workers’ compensation insurance that was corrected during the year ended December 31, 2011 by decreasing cost of sales by $44 and by increasing prepaid expenses and other current assets by $7,269 and increasing accrued liabilities by $7,225. Prepaid expenses and other current assets were understated by $5,036 and $7,269 as of January 1, 2010 and December 31, 2010, respectively. Accrued liabilities were understated by $5,725 and $7,225 as of January 1, 2010 and December 31, 2010, respectively. Cost of sales was overstated by $733 for the year ended December 31, 2010.

5.	An error in accounting for certain derivative contracts that was corrected during the year ended December 31, 2011 by increasing prepaid expenses and other current assets and decreasing cost of sales by $510. Prepaid expenses and other current assets were overstated by $303 as of January 1, 2010 and understated by $510 as of December 31, 2010. Cost of sales was overstated by $813 for the year ended December 31, 2010.

The Company assessed the materiality of all errors, individually and in the aggregate, on previously issued consolidated financial statements and concluded that the errors were not material to any of the Company’s previously issued quarterly or annual financial statements. In assessing the effect of correcting previously unrecorded errors in 2012, the Company has concluded that correction of these errors in 2012 could be considered material to 2012 net income. Accordingly, the consolidated financial statements as of and for the year ended December 31, 2011 and as of and for the year ended December 31, 2010 have been revised to reflect the correction of all errors identified in their proper periods. To recognize the cumulative effect of all error corrections as of January 1, 2010, an adjustment of $482 was made to increase retained earnings.

A summary of the revisions to the consolidated financial statements as of December 31, 2011 and 2010 and for the periods ended December 31, 2011 and 2010 is as follows:

	As Previously Reported	Adjustment	As Revised
Consolidated Balance Sheet
	December 31, 2010
Inventories	$192,898	$(275)	$192,623
Prepaid expenses and other current assets	30,662	7,779	38,441
Deferred income tax assets—current	28,433	879	29,312
Income tax receivable	2,139	137	2,276
Total current assets	431,044	8,520	439,564
Deferred income tax assets—noncurrent	34,354	(100)	34,254
Total assets	529,301	8,420	537,721
Accrued liabilities	78,002	6,990	84,992
Income tax payable	—	199	199
Total current liabilities	163,810	7,189	170,999
Total liabilities	502,063	7,189	509,252
Retained earnings	12,355	1,231	13,586
Total Global Brass and Copper Holdings, Inc. stockholder’s equity	24,333	1,231	25,564
Total equity	27,238	1,231	28,469
Total liabilities and equity	529,301	8,420	537,721

Consolidated Statement of Operations
	Year Ended December 31, 2010
Cost of sales	$1,497,944	$(1,249)	$1,496,695
Gross profit	160,785	1,249	162,034
Operating income	91,928	1,249	93,177
Income before provision for income taxes and equity income	66,042	1,249	67,291
Provision for income taxes	26,176	500	26,676
Income before equity income	39,866	749	40,615
Net income	41,396	749	42,145
Net income attributable to Global Brass and Copper Holdings, Inc.	40,884	749	41,633
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$1.94	$0.03	$1.97

Consolidated Statement of Comprehensive Income
	Year Ended December 31, 2010
Net income	$41,396	$749	$42,145
Comprehensive income	41,909	749	42,658
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	41,326	749	42,075

Consolidated Statement of Changes in Equity
	Year Ended December 31, 2010
Net income	$41,396	$749	$42,145
Net income attributable to Global Brass and Copper Holdings, Inc.	40,884	749	41,633
Retained earnings —Balance, December 31, 2010	12,355	1,231	13,586
Total Global Brass and Copper Holdings, Inc. stockholder’s equity—Balance, December 31, 2010	24,333	1,231	25,564
Total equity—Balance, December 31, 2010	27,238	1,231	28,469

	As Previously Reported	Adjustment	As Revised
Consolidated Balance Sheet
	December 31, 2011
Accounts receivable, net of allowance	$160,731	$984	$161,715
Inventories	186,370	(423)	185,947
Deferred income tax assets—current	27,972	1,055	29,027
Income tax receivable	5,017	29	5,046
Total current assets	449,539	1,645	451,184
Deferred income tax assets—noncurrent	20,218	(248)	19,970
Total assets	547,343	1,397	548,740
Accounts payable	78,276	(388)	77,888
Accrued liabilities	47,619	985	48,604
Income tax payable	—	300	300
Total current liabilities	161,844	897	162,741
Total liabilities	465,183	897	466,080
Retained earnings	68,218	500	68,718
Total Global Brass and Copper Holdings, Inc. stockholder’s equity	78,992	500	79,492
Total equity	82,160	500	82,660
Total liabilities and equity	547,343	1,397	548,740
Consolidated Statement of Operations
	Year Ended December 31, 2011
Cost of sales	$1,582,925	$548	$1,583,473
Gross profit	196,218	(548)	195,670
Operating income	126,827	(548)	126,279
Income before provision for income taxes and equity income	86,385	(548)	85,837
Provision for income taxes	31,254	183	31,437
Income before equity income	55,131	(731)	54,400
Net income	56,019	(731)	55,288
Net income attributable to Global Brass and Copper Holdings, Inc.	55,863	(731)	55,132
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$2.65	$(0.04)	$2.61
Consolidated Statement of Comprehensive Income
	Year Ended December 31, 2011
Net income	$56,019	$(731)	$55,288
Comprehensive income	56,488	(731)	55,757
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	56,225	(731)	55,494
Consolidated Statement of Changes in Equity
	Year Ended December 31, 2011
Net income	$56,019	$(731)	$55,288
Net income attributable to Global Brass and Copper Holdings, Inc.	55,863	(731)	55,132
Retained earnings —Balance, December 31, 2011	68,218	500	68,718
Total Global Brass and Copper Holdings, Inc. stockholder’s equity—Balance, December 31, 2011	78,992	500	79,492
Total equity—Balance, December 31, 2011	82,160	500	82,660

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable primarily consists of trade receivables for amounts billed to customers for products sold and other receivables. The determination of collectability of the Company’s accounts receivable requires management to make frequent judgments and estimates in order to determine the appropriate amount of allowance needed for doubtful accounts. In circumstances where the Company is aware of a customer’s inability to meet its financial obligations (e.g., bankruptcy filings or substantial down-grading of credit ratings), it records an allowance for bad debts equal to the amount the Company does not believe to be collectible. For all other customers, the Company recognizes allowances for bad debts based on its historical collection experience. If circumstances change (e.g., greater than expected defaults or an unexpected material change in a major customer’s ability to meet its financial obligations), the Company’s estimate of the recoverability of amounts due could be changed by a material amount. Accounts are written off once deemed to be uncollectible. Any subsequent cash collections relating to accounts that have been previously written off are recorded as a reduction to the provision for bad debts in the period of collection.

The reconciliation of the activity in the allowance for doubtful accounts is summarized below:

	Year Ended December 31,
	2012	2011	2010
Balance at beginning of period	$2,067	$7,921	$7,505
Provision for bad debts, net of reductions	(814)	(4,171)	1,324
Write-offs, net of recoveries	—	(1,683)	(908)
Recoveries, net of write-offs	155	—	—

Balance at end of period	$1,408	$2,067	$7,921

Inventories

Inventories include costs attributable to direct labor and manufacturing overhead but are primarily comprised of raw material costs. The material component of inventories that is valued on a last-in, first-out (“LIFO”) basis comprises approximately 70% and 72% of total inventory at December 31, 2012 and 2011, respectively. Other manufactured inventories, including the non-material components and certain non-U.S. inventories, are valued on a first-in, first-out (“FIFO”) basis. Elements of cost in finished goods inventory in addition to the cost of material include depreciation, utilities, consumable production supplies, maintenance, production wages and transportation costs.

Inventories are stated at the lower of cost or market. The market price of metals used in production and related scrap is subject to volatility. We evaluate the need to record adjustments for inventory on a regular basis. During periods when open market prices decline below net book value, the Company records a provision to reduce the carrying value of its inventory. Additionally, the Company records an estimate for slow moving and obsolete inventory based upon product knowledge, physical inventory observation, future demand, market conditions and an aging analysis of the inventory on hand. Our policy is to evaluate all inventories including raw material, work-in-process, finished goods, and spare parts. Inventory in excess of our estimated usage requirements is written down to its estimated net realizable value. See note 3, “Inventories,” in these notes to the consolidated financial statements.

Prepaid Expenses and Other Current Assets

Prepaid expenses are stated at historical cost, net of any related amortization, and consist of amounts which are of continuing benefit to the Company. See note 4, “Prepaid Expenses and Other Current Assets,” in these notes to the consolidated financial statements.

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Depreciation of property, plant and equipment generally is computed using the straight-line method based on the estimated useful lives of the assets as they are placed into service. Depreciation expense is recorded in cost of sales or selling, general and administrative costs depending on the nature and use of the underlying asset.

Expenditures for repairs, maintenance and minor renewals are expensed as incurred. Expenditures which improve an asset or extend its estimated useful life are capitalized. Interest related to the construction of qualifying assets is capitalized as part of the construction costs. When assets are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is included in the accompanying consolidated statement of operations.

The Company reviews property, plant and equipment for impairment when a change in events or circumstances indicates that the carrying value of the assets may not be recoverable. The Company has determined that its asset group for impairment testing is comprised of the assets and liabilities of each of its reporting units. Reporting units are businesses, for which discrete financial information is available and reviewed by segment management. The Company’s reporting units are one level below the operating segment, with the exception of one operating segment, for which the operating segment represents the lowest level of identifiable cash flows. The Company determines the fair value of its asset group through various valuation techniques, including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. See note 5, “Property, Plant and Equipment,” in these notes to the consolidated financial statements.

Investment in Joint Venture

The Company owns a 50% interest in Dowa-Olin Metal Corporation (“Dowa”), a joint venture based in Japan. The Company accounts for Dowa under the equity method of accounting. Due to the timing of the receipt of available financial information, the results of Dowa are recorded on a one-month lag basis.

As a result of the purchase method of accounting, a negative basis difference of $9,416 was created between the Company’s books and the Company’s share of Dowa’s equity as of November 19, 2007. ASC 323, Investments—Equity Method & Joint Ventures, provides that the basis difference between the investor cost and underlying equity in net assets of the investee at the date of investment requires recognition unless it is attributable to a non-amortizing asset such as goodwill. The negative basis difference was created due to the bargain purchase event associated with the metals business acquired from Olin Corporation and was not attributable to any specific element of the joint venture itself. As the difference was not attributable to any of the specific assets of Dowa, the equity investment as a whole was assessed to determine the appropriate accretion period for the basis difference. The purpose of the joint venture is to provide Olin Brass’s high performance alloy materials to the Asia market through the licensing of Olin Brass technology. Given consideration of this use, the negative basis difference is being accreted over a period of 13 years. See note 7, “Investment in Joint Venture,” in these notes to the consolidated financial statements.

The Company reviews its equity method investment for impairment using an other-than-temporary model when triggering events are identified. An impairment loss is recognized when the investment’s carrying amount exceeds its fair value and this decline in fair value is deemed to be other-than-temporary.

Acquisitions and Goodwill

All acquisitions are accounted for using the acquisition method as prescribed by ASC 805, Business Combinations. The purchase price paid is allocated to the assets acquired and liabilities assumed based on their estimated fair values. Any excess purchase price over the fair value of the net assets acquired is recorded as goodwill.

Pursuant to ASC 350, Intangibles—Goodwill and Other, the Company does not amortize goodwill and other intangible assets with indefinite useful lives. The Company reviews goodwill to determine potential impairment annually, or more frequently if events and circumstances indicate that the asset might be impaired, by comparing the carrying value of the asset with the anticipated present value of future cash flows.

In 2011, the Financial Accounting Standards Board (“FASB”) amended its guidance to simplify the testing of goodwill for impairment. The amended guidance provides an option to perform a qualitative assessment to determine whether further impairment testing is necessary. If the qualitative evaluation yields support that it is more likely than not that the fair value of a reporting unit exceeds its carrying value, the quantitative impairment test is not required. The Company adopted the qualitative goodwill evaluation model for its annual goodwill impairment test conducted as of October 31, 2012. Based on the results of that qualitative assessment, the Company believes it was more likely than not that the fair value of the reporting units significantly exceeded their carrying values as of October 31, 2012, indicating no impairment of goodwill. The $4,399 of goodwill was assigned to the Chase business segment and as of December 31, 2012, $2,131 of goodwill is expected to be deductible for tax purposes.

Intangible Assets

Definite-lived intangible assets are recorded at fair value under the purchase method of accounting as of the respective acquisition dates and are amortized using the straight-line method over the estimated useful lives of the assets. Amortization expense related to intangible assets is reflected in selling, general and administrative expenses. Identifiable definite-lived intangible assets are reviewed for impairment whenever events or circumstances indicate that the carrying value may not be recoverable. See note 6, “Intangible Assets,” in these notes to the consolidated financial statements.

Deferred Financing Fees

Deferred financing fees incurred in connection with the issuance of debt are amortized as non-cash interest expense over the terms of the debt agreements.

Deferred financing fees incurred in connection with the issuance of the Senior Secured Notes, as defined in note 8, “Other Noncurrent Assets,” are amortized using the effective interest method over the term of the Senior Secured Notes. Deferred financing fees incurred in connection with the issuance of the ABL Facility, as defined in note 8, “Other Noncurrent Assets,” in these notes to the consolidated financial statements, are amortized on a straight-line basis over the term of the ABL Facility.

Derivative Contracts

The Company’s operating activities expose it to a variety of market risks, including risks related to the effects of commodity prices and interest rates. These financial exposures are monitored and managed by the Company as an integral part of its overall risk-management program. The Company does not enter into derivative contracts for speculation purposes where the objective is to generate profits. The Company has not applied hedge accounting to its derivative contracts in any of the years ended December 31, 2012, 2011 or 2010. The Company includes the fair value of the derivative contracts as assets or liabilities in its balance sheet and recognizes all amounts paid and received and changes in fair value of derivative contracts, including unrealized gains and losses, as adjustments to income. See note 13, “Derivative Contracts,” in these notes to the consolidated financial statements.

Revenue Recognition

The Company recognizes revenue for both toll and non-toll basis sales only when risk of loss and title passes to the customer, which generally occurs upon shipment. For the years ended December 31, 2012, 2011 and 2010, non-toll net sales were $1,576,070, $1,710,595 and $1,577,771, respectively. For the years ended December 31, 2012, 2011 and 2010, toll net sales were $74,450, $68,548 and $80,958, respectively. Estimates for future rebates on certain product lines and product returns are recognized in the period in which the revenue is recorded. Such rebates were not material for the years ended December 31, 2012, 2011 and 2010. Billings to customers for shipping costs are included in net sales and the cost of shipping product to those customers is reflected in cost of sales in the consolidated statements of operations.

Research and Development

The Company conducts research and development primarily through the Olin Brass reportable segment, the costs for which are expensed as incurred. Research and development expenditures for the years ended December 31, 2012, 2011 and 2010 were $1,516, $1,540 and $1,740, respectively, and are included as a component of selling, general and administrative expenses in the consolidated statements of operations.

Income Taxes

The provision for income taxes is determined using the asset and liability approach. The current and deferred tax consequences are measured by applying the provisions of enacted tax laws to determine the amount of taxes payable currently or in future years. Deferred income taxes are provided for temporary differences between the income tax basis of assets and liabilities and their carrying amounts for financial reporting purposes. A valuation allowance is recorded to reduce deferred tax assets when management determines it is “more likely than not” that some portion or all of the deferred tax assets will not be realized.

Profits Interest Compensation

Halkos has granted, pursuant to the Halkos Holdings, LLC Executive Equity Incentive Plan (“Halkos Equity Plan”), non-voting membership interests to select members of the Company’s management in the form of shares. The shares are profits interests in Halkos. See note 17, “Profits Interest Awards,” in these notes to the consolidated financial statements.

The shares are accounted for as a profit sharing arrangement under ASC 710, Compensation—General. Expense is recorded in the period in which distributions to award holders are determined to be probable. These distributions are accounted for by the Company as non-cash compensation expense with a corresponding increase in additional paid-in capital.

Foreign Currency Translation

The financial statements of foreign subsidiaries are translated into United States dollars in accordance with ASC 830, Foreign Currency Matters. The functional currency of the Company’s foreign subsidiaries is the local currency. The consolidated statements of foreign operations are translated at weighted-average exchange rates for the periods. Assets and liabilities are translated at period-end exchange rates and equity transactions are translated at historical rates. Gains and losses resulting from the translation adjustment are reported as a component of other comprehensive income. The income tax effect of currency translation adjustments related to foreign subsidiaries and joint ventures that are not considered indefinitely reinvested are recorded as a component of deferred taxes with an offset to other comprehensive income.

Concentrations of Credit Risk and Certain Other Exposures

The Company sells and distributes its products to a wide range of companies primarily in the ammunition, automotive, electronics, housing and coinage industries. The Company performs ongoing credit evaluations of its customers and generally does not require collateral. For the years ended December 31, 2012, 2011 and 2010, sales to any one customer did not exceed 10% of consolidated net sales.

The Company uses various strategies to minimize the impact of changes in the base metal prices between the date of order and the date of sale. Generally, the Company prices a forward replacement purchase of an equivalent amount of copper and other metals under flexible pricing arrangements it maintains with its suppliers, at the same time it determines the forward selling price of finished products to its customers. The Company has various sources of raw materials and is not materially dependent on any one supplier.

There are nine unions at the Olin Brass division, two labor unions at the Oster division, and one labor union at the Chase division. In 2012, employees at an Olin Brass downstream operation elected a union representative which was subsequently certified. The relationship with these unions has been satisfactory. The collective bargaining agreements with the Olin Brass unions expire between November 2013 and September 2014, the collective bargaining agreements with Oster’s unions expire January 2014 and the other has an indeterminable term, and the collective bargaining agreement with Chase’s union expires in June 2013. Since the Company’s establishment in November 2007, the Company has not experienced any work stoppages at any of its facilities.

Self-Insurance Programs

The Company is self-insured for workers’ compensation claims and benefits paid under employee health care programs. Accruals for employee health care are primarily based on estimated undiscounted cost of claims, which includes incurred but not reported claims. Accruals for workers’ compensation benefits and related expenses for claims are estimated, in part, by considering historical claims experience and undiscounted claims estimates provided by insurance carriers, third-party administrators and actuaries. Self-insurance accruals are deemed to be sufficient to cover outstanding claims, including those incurred but not reported as of the estimation date.

Workers’ compensation claims relating to activity after November 19, 2007 are covered by a loss funding insurance arrangement whereby the Company makes a fixed payment to the insurer which is used to pay submitted claims. Loss fund payments to the insurer in excess of workers’ compensation claim payments are classified as prepaid expenses and other current assets. The amount of the loss fund payments to the insurer is based on a combination of claims experience and a contractually agreed upon loss development factor.

Environmental Reserves and Environmental Expenses

The Company recognizes an environmental liability when it is probable the liability exists and the amount is reasonably estimable. The Company estimates the duration and extent of its remediation obligations based upon internal analyses of clean-up costs, ongoing monitoring costs and estimated legal fees, communications with regulatory agencies and changes in environmental law. If the Company were to determine that its estimates of the duration or extent of its environmental obligations were no longer accurate, the Company would adjust its environmental liabilities accordingly in the period that such determination is made. Estimated future expenditures for environmental remediation are not discounted to their present value. Accrued environmental liabilities are not reduced by potential insurance reimbursements.

Environmental expenses that relate to ongoing operations are included as a component of cost of sales. See note 16, “Commitments and Contingencies,” in these notes to the consolidated financial statements.

Recent Accounting Pronouncements

In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This guidance requires entities to provide disclosures about items that are required by U.S. GAAP to be reclassified from accumulated other comprehensive income (“AOCI”) to net income in their entirety in the same reporting period. The disclosure would include the amount of the reclassification and identify the line item on the statement where net income is presented that is affected by the reclassification. For other items reclassified from AOCI, the disclosure would list cross-references to other disclosures where additional details about their effects are disclosed. This guidance is effective for reporting periods beginning after December 15, 2012. The Company does not expect that adoption of the guidance will have a material effect on its financial statements and disclosures.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. This guidance requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This guidance does not amend existing guidance on when it is appropriate to offset. In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which limits the scope of ASU 2011-11 to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and lending arrangements. The guidance is effective for annual periods beginning January 1, 2013 and interim periods within those annual periods. Early adoption is not permitted, but retrospective application is required. Adoption of the guidance is not expected to have a material impact on the Company’s consolidated financial statements and disclosures.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property, Plant and Equipment
5.	Property, Plant and Equipment

The Company’s property, plant and equipment balances are as follows:

	As of December 31,		Useful Life (in years)
	2012	2011
Land and land improvements	$1,726	$1,598
Buildings	9,077	8,489	20
Machinery and equipment	55,175	42,715	12
Information technology	4,477	2,462	5
Motor vehicles	2,521	1,403	5
Leasehold improvements	1,083	127
Construction-in-process	13,324	10,279

Gross property, plant and equipment	87,383	67,073
Accumulated depreciation	(16,256)	(9,517)

Property, plant and equipment, net	$71,127	$57,556

Leasehold improvements are amortized over the lesser of their useful lives or the remaining lease term.

The Company capitalized interest relating to the construction of long-term assets in the amount of $557 in 2011. No interest was capitalized in 2012 or 2010.

Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets
6.	Intangible Assets

Intangible assets other than goodwill consisted of the following:

	As of December 31,		Amortization Period (in years)
	2012	2011
Gross carrying amount:
Customer relationships	$1,350	$1,350	13
Non-compete agreement	380	380	4

Total gross intangible assets	1,730	1,730
Accumulated amortization:
Customer relationships	(511)	(407)
Non-compete agreement	(380)	(372)

Total accumulated amortization	(891)	(779)

Intangible assets, net	$839	$951

Amortization expense is expected to be incurred in subsequent years as follows:

Year	Amortization
2013	$104
2014	104
2015	104
2016	104
2017	104
Thereafter	319

$839

Employee Defined Contribution Plans and Multi-Employer Pension Plans	6 Months Ended
Jun. 30, 2013
Postemployment Benefits [Abstract]
Employee Defined Contribution Plans and Multi-Employer Pension Plans
12.	Employee Defined Contribution Plans and Multi-Employer Pension Plans

The Company has a retirement savings plan (the “Plan”) for all of its domestic subsidiaries under section 401(k) of the Internal Revenue Code that covers all U.S. salaried and most hourly employees. Participants may elect to defer a percentage of their compensation to the Plan, subject to aggregate limits required by the Internal Revenue Code. The Plan provides for discretionary matching contributions under certain circumstances, for employees based on location, pay status and membership in a collective bargaining unit. In addition, the Company provides a retirement contribution to certain employees based on location and age. The Company contributed $7,439, $7,412 and $6,599 to the Plan for the years ended December 31, 2012, 2011 and 2010, respectively.

Bargaining unit employees in East Alton, IL and Alliance, OH participate in the IAM National Pension Plan (“IAM Plan”). The IAM Plan is a multi-employer pension plan with negotiated fixed company costs per employee hour worked. The risks of participating in these multiemployer plans are different from single-employer plans, as the Company can be subject to additional risks if others do not meet their obligations. The Company recorded expense of $2,714, $2,669 and $2,779 for the years ended December 31, 2012, 2011 and 2010, respectively, which are included in cost of sales in the consolidated statement of operations. The Company’s participation in the IAM Plan for the annual period ended December 31, 2012, is outlined in the table below. There have been no significant changes that affect the comparability of 2012 and 2011 contributions. The IAM Plan reported $350,359 and $332,430 in employers’ contributions for the years ended December 31, 2012 and 2011, respectively.

Pension Fund	IAM National Pension Fund
EIN/ Pension Plan Number	51-6031295 / 002
Pension Protection Act Zone Status (2011 and 2010)*	Green Zone
FIP/RP Status Pending/Implemented	No
Company Contributions (FY 2012)	$2,699
Company Contributions (FY 2011)	$2,689
Surcharge Imposed	No
Expiration Date of Collective-Bargaining Agreement	November 3, 2013

*	Plans in the green zone are at least 80 percent funded.

At the date the financial statements were issued, Forms 5500 were not available for the plan year ended in 2012.

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
21.	Quarterly Financial Information (Unaudited)

	2012
	First Quarter (A)	Second Quarter (A)		Third Quarter (A)	Fourth Quarter
Net sales	$443,391	$416,979		$393,977	$396,173
Gross profit	49,954	47,121		44,397	41,714	(C)
Income (loss) before provision for (benefit from) income taxes and equity income	21,971	(21,063	) (B)	17,645	12,532
Net income (loss)	14,047	(19,891)		11,137	7,602
Net income (loss) attributable to Global Brass and Copper Holdings, Inc.	13,993	(20,005)		11,032	7,501
Net income (loss) attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	0.66	(0.95)		0.52	0.36

	2011
	First Quarter (A)	Second Quarter (A)		Third Quarter (A)	Fourth Quarter (A)
Net sales	$492,915	$473,251		$439,500	$373,477
Gross profit	50,026	44,231		38,077	63,336	(D)
Income before provision for income taxes and equity income	21,712	17,498		10,779	35,848
Net income	14,170	10,268		7,280	23,570
Net income attributable to Global Brass and Copper Holdings, Inc.	14,058	10,201		7,283	23,590
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	0.67	0.48		0.35	1.12

(A)	The above data have been adjusted for prior period revisions discussed in note 2, “Summary of Significant Accounting Policies” and as illustrated in note 22, “Revision of Prior Period Financial Statements (Unaudited)”.
(B)	Includes $19,612 loss on debt extinguishment and $19,517 profits interest compensation expense.
(C)	Includes $4,775 gain from liquidation of LIFO inventory layers.
(D)	Includes $15,236 gain from liquidation of LIFO inventory layers.

Revision of Prior Period Financial Statements (Unaudited)	12 Months Ended
Dec. 31, 2012
Accounting Changes And Error Corrections [Abstract]
Revision of Prior Period Financial Statements (Unaudited)
22.	Revision of Prior Period Financial Statements (Unaudited)

As discussed in note 2 “Summary of Significant Accounting Policies”, during 2012, the Company identified and corrected certain errors. A summary of the revisions to the consolidated financial statements during the interim periods is as follows:

	As Previously Reported	Adjustment	As Revised
Consolidated Balance Sheet
	March 31, 2011
Inventories	$202,745	$(230)	$202,515
Prepaid expenses and other current assets	23,623	7,478	31,101
Deferred income tax assets—current	27,143	1,251	28,394
Income tax receivable	2,666	327	2,993
Total current assets	501,575	8,826	510,401
Property, plant and equipment, net	42,475	112	42,587
Deferred income tax assets—noncurrent	32,867	(347)	32,520
Total assets	601,811	8,591	610,402
Accrued liabilities	65,352	7,240	72,592
Income tax payable	—	398	398
Total current liabilities	193,688	7,638	201,326
Total liabilities	559,825	7,638	567,463
Retained earnings	26,691	953	27,644
Total Global Brass and Copper Holdings, Inc. stockholder’s equity	38,954	953	39,907
Total equity	41,987	953	42,940
Total liabilities and equity	601,811	8,591	610,402
Consolidated Statement of Operations
	Three Months Ended March 31, 2011
Cost of sales	$442,383	$506	$442,889
Gross profit	50,532	(506)	50,026
Operating income	31,672	(506)	31,166
Third party interest expense	9,562	(112)	9,450
Income before provision for income taxes and equity income	22,106	(394)	21,712
Provision for income taxes	7,956	(116)	7,840
Income before equity income	14,150	(278)	13,872
Net income	14,448	(278)	14,170
Net income attributable to Global Brass and Copper Holdings, Inc.	14,336	(278)	14,058
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$0.68	$(0.01)	$0.67
Consolidated Statement of Comprehensive Income
	Three Months Ended March 31, 2011
Net income	$14,448	$(278)	$14,170
Comprehensive income	14,771	(278)	14,493
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	14,643	(278)	14,365
Consolidated Statement of Changes in Equity
	Three Months Ended March 31, 2011
Net income	$14,448	$(278)	$14,170
Net income attributable to Global Brass and Copper Holdings, Inc.	14,336	(278)	14,058
Retained earnings—Balance, March 31, 2011	26,691	953	27,644
Total Global Brass and Copper Holdings, Inc. stockholder’s equity—Balance, March 31, 2011	38,954	953	39,907
Total equity—Balance, March 31, 2011	41,987	953	42,940
Consolidated Statement of Cash Flows
	Three Months Ended March 31, 2011
Cash flows from operating activities:
Net cash used in operating activities	$(22,494)	$112	$(22,382)
Cash flows from investing activities:
Capital expenditures	(3,476)	(112)	(3,588)
Net cash used in investing activities	(3,476)	(112)	(3,588)
Consolidated Balance Sheet
	June 30, 2011
Inventories	$169,137	$(402)	$168,735
Prepaid expenses and other current assets	13,989	8,212	22,201
Deferred income tax assets—current	25,823	1,230	27,053
Income tax receivable	2,147	(343)	1,804
Total current assets	464,534	8,697	473,231
Property, plant and equipment, net	47,507	273	47,780
Deferred income tax assets—noncurrent	32,450	(529)	31,921
Total assets	565,534	8,441	573,975
Accrued liabilities	55,849	7,465	63,314
Total current liabilities	176,521	7,465	183,986
Total liabilities	514,032	7,465	521,497
Retained earnings	36,869	976	37,845
Total Global Brass and Copper Holdings, Inc. stockholder’s equity	48,371	976	49,347
Total equity	51,502	976	52,478
Total liabilities and equity	565,534	8,441	573,975
Consolidated Statements of Operations
	Three Months Ended June 30, 2011
Cost of sales	$429,357	$(337)	$429,020
Gross profit	43,894	337	44,231
Operating income	27,411	337	27,748
Third party interest expense	11,149	(161)	10,988
Income before provision for income taxes and equity income	17,000	498	17,498
Provision for income taxes	6,783	475	7,258
Income before equity income	10,217	23	10,240
Net income	10,245	23	10,268
Net income attributable to Global Brass and Copper Holdings, Inc.	10,178	23	10,201
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$0.48	$—	$0.48

	Six Months Ended June 30, 2011
Cost of sales	$871,740	$169	$871,909
Gross profit	94,426	(169)	94,257
Operating income	59,083	(169)	58,914
Third party interest expense	20,711	(273)	20,438
Income before provision for income taxes and equity income	39,106	104	39,210
Provision for income taxes	14,739	359	15,098
Income before equity income	24,367	(255)	24,112
Net income	24,693	(255)	24,438
Net income attributable to Global Brass and Copper Holdings, Inc.	24,514	(255)	24,259
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$1.16	$(0.01)	$1.15
Consolidated Statements of Comprehensive Income
	Three Months Ended June 30, 2011
Net income	$10,245	$23	$10,268
Comprehensive income	10,452	23	10,475
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	10,354	23	10,377

	Six Months Ended June 30, 2011
Net income	$24,693	$(255)	$24,438
Comprehensive income	25,223	(255)	24,968
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	24,997	(255)	24,742
Consolidated Statement of Changes in Equity
	Six Months Ended June 30, 2011
Net income	$24,693	$(255)	$24,438
Net income attributable to Global Brass and Copper Holdings, Inc.	24,514	(255)	24,259
Retained earnings—Balance, June 30, 2011	36,869	976	37,845
Total Global Brass and Copper Holdings, Inc. stockholder’s equity—Balance, June 30, 2011	48,371	976	49,347
Total equity—Balance, June 30, 2011	51,502	976	52,478
Consolidated Statement of Cash Flows
	Six Months Ended June 30, 2011
Cash flows from operating activities:
Net cash provided by operating activities	$32,428	$273	$32,701
Cash flows from investing activities:
Capital expenditures	(9,709)	(273)	(9,982)
Net cash used in investing activities	(9,683)	(273)	(9,956)
Consolidated Balance Sheet
	September 30, 2011
Inventories	$163,880	$(388)	$163,492
Prepaid expenses and other current assets	24,752	994	25,746
Deferred income tax assets—current	26,658	1,058	27,716
Income tax receivable	3,612	(352)	3,260
Total current assets	462,786	1,312	464,098
Property, plant and equipment, net	51,589	478	52,067
Deferred income tax assets—noncurrent	31,903	(646)	31,257
Total assets	565,819	1,144	566,963
Accounts payable	107,971	(12)	107,959
Accrued liabilities	59,526	(235)	59,291
Total current liabilities	175,291	(247)	175,044
Total liabilities	507,655	(247)	507,408
Retained earnings	43,737	1,391	45,128
Total Global Brass and Copper Holdings, Inc. stockholder’s equity	54,991	1,391	56,382
Total equity	58,164	1,391	59,555
Total liabilities and equity	565,819	1,144	566,963
Consolidated Statements of Operations
	Three Months Ended September 30, 2011
Cost of sales	$401,931	$(508)	$401,423
Gross profit	37,569	508	38,077
Operating income	20,471	508	20,979
Third party interest expense	10,159	(205)	9,954
Income before provision for income taxes and equity income	10,066	713	10,779
Provision for income taxes	3,428	298	3,726
Income before equity income	6,638	415	7,053
Net income	6,865	415	7,280
Net income attributable to Global Brass and Copper Holdings, Inc.	6,868	415	7,283
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$0.33	$0.02	$0.35

	Nine Months Ended September 30, 2011
Cost of sales	$1,273,671	$(339)	$1,273,332
Gross profit	131,995	339	132,334
Operating income	79,554	339	79,893
Third party interest expense	30,870	(478)	30,392
Income before provision for income taxes and equity income	49,172	817	49,989
Provision for income taxes	18,167	657	18,824
Income before equity income	31,005	160	31,165
Net income	31,558	160	31,718
Net income attributable to Global Brass and Copper Holdings, Inc.	31,382	160	31,542
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$1.49	$—	$1.49
Consolidated Statements of Comprehensive Income
	Three Months Ended September 30, 2011
Net income	$6,865	$415	$7,280
Comprehensive income	6,955	415	7,370
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	6,913	415	7,328

	Nine Months Ended September 30, 2011
Net income	$31,558	$160	$31,718
Comprehensive income	32,178	160	32,338
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	31,910	160	32,070
Consolidated Statement of Changes in Equity
	Nine Months Ended September 30, 2011
Net income	$31,558	$160	$31,718
Net income attributable to Global Brass and Copper Holdings, Inc.	31,382	160	31,542
Retained earnings—Balance, September 30, 2011	43,737	1,391	45,128
Total Global Brass and Copper Holdings, Inc. stockholder’s equity—Balance, September 30, 2011	54,991	1,391	56,382
Total equity—Balance, September 30, 2011	58,164	1,391	59,555
Consolidated Statement of Cash Flows
	Nine Months Ended September 30, 2011
Cash flows from operating activities:
Net cash provided by operating activities	$44,367	$478	$44,845
Cash flows from investing activities:
Capital expenditures	(15,062)	(478)	(15,540)
Net cash used in investing activities	(14,992)	(478)	(15,470)
Consolidated Statement of Operations
	Three Months Ended December 31, 2011
Cost of sales	$309,254	$887	$310,141
Gross profit	64,223	(887)	63,336
Operating income	47,273	(887)	46,386
Third party interest expense	9,140	478	9,618
Income before provision for income taxes and equity income	37,213	(1,365)	35,848
Provision for income taxes	13,087	(474)	12,613
Income before equity income	24,126	(891)	23,235
Net income	24,461	(891)	23,570
Net income attributable to Global Brass and Copper Holdings, Inc.	24,481	(891)	23,590
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$1.16	$(0.04)	$1.12
Consolidated Statement of Comprehensive Income
	Three Months Ended December 31, 2011
Net income	$24,461	$(891)	$23,570
Comprehensive income	24,310	(891)	23,419
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	24,315	(891)	23,424
Consolidated Balance Sheet
	March 31, 2012
Accounts receivable, net of allowance	$202,756	$984	$203,740
Inventories	173,538	(861)	172,677
Deferred income tax assets—current	26,793	1,326	28,119
Income tax receivable	1,567	(162)	1,405
Total current assets	496,052	1,287	497,339
Deferred income tax assets—noncurrent	20,092	(294)	19,798
Total assets	593,912	993	594,905
Accounts payable	111,814	(389)	111,425
Income Tax payable	—	64	64
Accrued liabilities	47,080	1,284	48,364
Total current liabilities	194,498	959	195,457
Total liabilities	497,460	959	498,419
Retained earnings	82,677	34	82,711
Total Global Brass and Copper Holdings, Inc. stockholder’s equity	93,213	34	93,247
Total equity	96,452	34	96,486
Total liabilities and equity	593,912	993	594,905
Consolidated Statement of Operations
	Three Months Ended March 31, 2012
Cost of sales	$392,701	$736	$393,437
Gross profit	50,690	(736)	49,954
Operating income	32,767	(736)	32,031
Income before provision for income taxes and equity income	22,707	(736)	21,971
Provision for income taxes	8,468	(270)	8,198
Income before equity income	14,239	(466)	13,773
Net income	14,513	(466)	14,047
Net income attributable to Global Brass and Copper Holdings, Inc.	14,459	(466)	13,993
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$0.68	$(0.02)	$0.66
Consolidated Statement of Comprehensive Income
	Three Months Ended March 31, 2012
Net income	$14,513	$(466)	$14,047
Comprehensive income	14,533	(466)	14,067
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	14,462	(466)	13,996
Consolidated Statement of Changes in Equity
	Three Months Ended March 31, 2012
Net income	$14,513	$(466)	$14,047
Net income attributable to Global Brass and Copper Holdings, Inc.	14,459	(466)	13,993
Retained earnings—Balance, March 31, 2012	82,677	34	82,711
Total Global Brass and Copper Holdings, Inc. stockholder’s equity—Balance, March 31, 2012	93,213	34	93,247
Total equity—Balance, March 31, 2012	96,452	34	96,486
Consolidated Balance Sheet
	June 30, 2012
Accounts receivable, net of allowance	$192,326	$984	$193,310
Inventories	180,815	(811)	180,004
Deferred income tax assets—current	28,079	1,264	29,343
Income tax receivable	4,996	(476)	4,520
Total current assets	429,443	961	430,404
Deferred income tax assets—noncurrent	19,917	(260)	19,657
Total assets	538,522	701	539,223
Accounts payable	105,981	(1,396)	104,585
Accrued liabilities	39,590	984	40,574
Total current liabilities	148,919	(412)	148,507
Total liabilities	605,586	(412)	605,174
Accumulated deficit	(67,799)	1,113	(66,686)
Total Global Brass and Copper Holdings, Inc. stockholder’s deficit	(70,422)	1,113	(69,309)
Total deficit	(67,064)	1,113	(65,951)
Total liabilities and deficit	538,522	701	539,223
Consolidated Statements of Operations
	Three Months Ended June 30, 2012
Cost of sales	$371,213	$(1,355)	$369,858
Gross profit	45,766	1,355	47,121
Operating income	7,801	1,355	9,156
Loss before provision for income taxes and equity income	(22,418)	1,355	(21,063)
Benefit from income taxes	(1,247)	276	(971)
Income before equity income	(21,171)	1,079	(20,092)
Net loss	(20,970)	1,079	(19,891)
Net loss attributable to Global Brass and Copper Holdings, Inc.	(21,084)	1,079	(20,005)
Net loss attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$(1.00)	$0.05	$(0.95)
	Six Months Ended June 30, 2012
Cost of sales	$763,914	$(619)	$763,295
Gross profit	96,456	619	97,075
Operating income	40,568	619	41,187
Income before provision for income taxes and equity income	289	619	908
Provision for income taxes	7,221	6	7,227
Loss before equity income	(6,932)	613	(6,319)
Net loss	(6,457)	613	(5,844)
Net loss attributable to Global Brass and Copper Holdings, Inc.	(6,625)	613	(6,012)
Net loss attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$(0.31)	$0.03	$(0.28)
Consolidated Statements of Comprehensive Loss
	Three Months Ended June 30, 2012
Net loss	$(20,970)	$1,079	$(19,891)
Comprehensive loss	(21,113)	1,079	(20,034)
Comprehensive loss attributable to Global Brass and Copper Holdings, Inc.	(21,232)	1,079	(20,153)

	Six Months Ended June 30, 2012
Net loss	$(6,457)	$613	$(5,844)
Comprehensive loss	(6,580)	613	(5,967)
Comprehensive loss attributable to Global Brass and Copper Holdings, Inc.	(6,770)	613	(6,157)
Consolidated Statement of Changes in Equity
	Six Months Ended June 30, 2012
Net loss	$(6,457)	$613	$(5,844)
Net loss attributable to Global Brass and Copper Holdings, Inc.	(6,625)	613	(6,012)
Accumulated deficit—Balance, June 30, 2012	(67,799)	1,113	(66,686)
Total Global Brass and Copper Holdings, Inc. stockholder’s deficit—Balance, June 30, 2012	(70,422)	1,113	(69,309)
Total deficit—Balance, June 30, 2012	(67,064)	1,113	(65,951)
Consolidated Balance Sheet
	September 30, 2012
Accounts receivable, net of allowance	$210,654	$984	$211,638
Deferred income tax assets—current	25,390	971	26,361
Income tax receivable	648	(174)	474
Total current assets	445,517	1,781	447,298
Deferred income tax assets—noncurrent	17,350	(310)	17,040
Total assets	554,198	1,471	555,669
Accrued liabilities	58,620	984	59,604
Income tax payable	—	58	58
Total current liabilities	179,553	1,042	180,595
Total liabilities	609,685	1,042	610,727
Accumulated deficit	(56,083)	429	(55,654)
Total Global Brass and Copper Holdings, Inc. stockholder’s deficit	(58,928)	429	(58,499)
Total deficit	(55,487)	429	(55,058)
Total liabilities and deficit	554,198	1,471	555,669
Consolidated Statements of Operations
	Three Months Ended September 30, 2012
Cost of sales	$348,995	$585	$349,580
Gross profit	44,982	(585)	44,397
Operating income	27,629	(585)	27,044
Income before provision for income taxes and equity income	18,230	(585)	17,645
Provision for income taxes	6,670	99	6,769
Income before equity income	11,560	(684)	10,876
Net income	11,821	(684)	11,137
Net income attributable to Global Brass and Copper Holdings, Inc.	11,716	(684)	11,032
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$0.55	$(0.03)	$0.52

	Nine Months Ended September 30, 2012
Cost of sales	$1,112,909	$(34)	$1,112,875
Gross profit	141,438	34	141,472
Operating income	68,197	34	68,231
Income before provision for income taxes and equity income	18,519	34	18,553
Provision for income taxes	13,891	105	13,996
Income before equity income	4,628	(71)	4,557
Net income	5,364	(71)	5,293
Net income attributable to Global Brass and Copper Holdings, Inc.	5,091	(71)	5,020
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$0.24	$—	$0.24
Consolidated Statements of Comprehensive Income
	Three Months Ended September 30, 2012
Net income	$11,821	$(684)	$11,137
Comprehensive income	11,814	(684)	11,130
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	11,731	(684)	11,047

	Nine Months Ended September 30, 2012
Net income	$5,364	$(71)	$5,293
Comprehensive income	5,234	(71)	5,163
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	4,961	(71)	4,890
Consolidated Statement of Changes in Equity
	Nine Months Ended September 30, 2012
Net income	$5,364	$(71)	$5,293
Net income attributable to Global Brass and Copper Holdings, Inc.	5,091	(71)	5,020
Accumulated deficit—Balance, September 30, 2012	(56,083)	429	(55,654)
Total Global Brass and Copper Holdings, Inc. stockholder’s deficit—Balance, September 30, 2012	(58,928)	429	(58,499)
Total deficit—Balance, September 30, 2012	(55,487)	429	(55,058)

Schedule I - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule I - Condensed Financial Information of Registrant

Schedule I – Condensed Financial Information of Registrant

Global Brass and Copper Holdings, Inc. (Parent Company Only)

Condensed Balance Sheets

	As of December 31,
(In thousands, except share data)	2012	2011
Assets
Current assets:
Cash	$—	$—

Total current assets	—	—
Investment in subsidiary	—	85,020

Total assets	$—	$85,020

Liabilities and stockholder’s (deficit)/equity
Current liabilities:
Accounts payable	$—	$—

Total current liabilities	—	—
Payable to subsidiary	8,829	5,528
Obligations and advances in excess of investment in subsidiary	42,522	—

Total liabilities	51,351	5,528

Stockholder’s (deficit)/equity:
Common stock—$.01 par value; 80,000,000 shares authorized; 21,110,000 shares issued and outstanding at December 31, 2012 and 2011	211	211
Additional paid-in capital	—	11,091
(Accumulated deficit)/retained earnings	(48,153)	68,718
Accumulated other comprehensive income	1,466	1,923
Receivable from stockholder	(4,875)	(2,451)

Total stockholder’s (deficit)/equity	(51,351)	79,492

Total liabilities and stockholder’s (deficit)/equity	$—	$85,020

See accompanying notes to condensed financial statements.

Schedule I – Condensed Financial Information of Registrant

Global Brass and Copper Holdings, Inc. (Parent Company Only)

Condensed Statements of Operations

	Year Ended December 31,
(In thousands)	2012	2011	2010
Net sales	$—	$—	$—
Cost of sales	—	—	—

Gross profit	—	—	—
Selling, general and administrative expenses	1,427	1,650	1,102

Loss before income taxes and equity income	(1,427)	(1,650)	(1,102)
Benefit from income taxes	(550)	(635)	(424)

Loss before equity income	(877)	(1,015)	(678)
Equity income, net of tax	13,398	56,147	42,311

Net income	$12,521	$55,132	$41,633

See accompanying notes to condensed financial statements.

Schedule I – Condensed Financial Information of Registrant

Global Brass and Copper Holdings, Inc. (Parent Company Only)

Condensed Statements of Comprehensive Income

	Year Ended December 31,
(In thousands)	2012	2011	2010
Net income	$12,521	$55,132	$41,633
Other comprehensive income:
Foreign currency translation adjustment, net of tax	(457)	362	442

Comprehensive income	$12,064	$55,494	$42,075

See accompanying notes to condensed financial statements.

Schedule I – Condensed Financial Information of Registrant

Global Brass and Copper Holdings, Inc. (Parent Company Only)

Condensed Statements of Cash Flows

	Year Ended December 31,
(In thousands)	2012	2011	2010
Net cash provided by operating activities	$73,624	$—	$42,500

Cash flows from investing activities
Capital distributions from subsidiary	86,376	—	—
Payable to subsidiary	2,424	2,451	—

Net cash provided by investing activities	88,800	2,451	—

Cash flows from financing activities
Distributions to stockholder	(160,000)	—	(42,500)
Amounts due from stockholder	(2,424)	(2,451)	—

Net cash used in financing activities	(162,424)	(2,451)	(42,500)

Net increase (decrease) in cash	—	—	—
Cash at beginning of year	—	—	—

Cash at end of year	$—	$—	$—

See accompanying notes to condensed financial statements.

Schedule I – Condensed Financial Information of Registrant

Global Brass and Copper Holdings, Inc. (Parent Company Only)

Notes to Condensed Financial Statements

December 31, 2012

(All dollar amounts in thousands)

1.	Basis of Presentation

Global Brass and Copper, Inc. (“GBC”) is a direct subsidiary of Global Brass and Copper Holdings, Inc. (the “Company”). Under the terms of the agreements governing the 9.50% Senior Secured Notes issued by GBC and the asset-based revolving loan facility entered into by GBC and certain of its subsidiaries (the “ABL Facility”), GBC and substantially all of its existing 100%-owned U.S. subsidiaries are significantly restricted from making dividend payments, loans or advances to the Company. These restrictions have resulted in the restricted net assets (as defined in Rule 4-08(e)(3) of Regulation S-X) of the Company’s subsidiaries exceeding 25% of the consolidated net assets of the Company and its subsidiaries. These condensed financial statements should be read in conjunction with the consolidated financial statements and related notes thereto included in this filing.

2.	Guarantees

The Senior Secured Notes and the ABL Facility are guaranteed by the Company and substantially all of GBC’s existing 100%-owned U.S. subsidiaries. The Senior Secured Notes, the ABL Facility and the related guarantees are secured by the fixed assets, accounts receivable and inventory of GBC and the guarantors.

3.	Distributions from Subsidiary

Cash distributions received by the Company from GBC were $160,000 and $42,500 for the years ended December 31, 2012 and 2010, respectively. Of the $160,000 received during the year ended December 31, 2012, $73,624 represented a return on capital and $86,376 represented a return of capital. The $42,500 received during the year ended December 31, 2010 represented a return on capital. The Company did not receive any cash distributions for the year ended December 31, 2011.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries and its majority-owned subsidiaries, in which the Company holds a controlling interest. All intercompany accounts and transactions are eliminated in consolidation. The equity method is used to account for investments in affiliated companies, 20% to 50% owned, where the Company does not hold a controlling voting interest and does not direct the matters that most significantly impact the investee’s operations.

The Company owns an 80% interest in Olin Luotong (GZ) Corporation (“Luotong”), based in China, and Luotong’s financial information is consolidated herein, with the net results attributable to the 20% noncontrolling interest reflected in the consolidated financial statements.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. In addition, it requires management to make estimates and assumptions that affect the reported amount of net sales and expenses during the reporting period. Actual amounts could differ from those estimates.

Revision of Prior Period Financial Statements

Revision of Prior Period Financial Statements

During 2012, the Company identified the following errors:

1.	The Company historically had not recognized deferred tax assets or liabilities related to inside basis differences of its foreign subsidiaries. The unrecognized net deferred tax asset was $797, $888, and $794 as January 1, 2010, December 31, 2010 and December 31, 2011, respectively. The provision for income taxes was overstated by $91 and understated by $94 for the years ended December 31, 2010 and 2011, respectively.

2.	Duplicate accruals for the receipt of raw material were identified in the third quarter of fiscal 2012. The error had no impact on the year ended December 31, 2010. Accrued liabilities and cost of sales were overstated by $389 as of and for the year ended December 31, 2011.

3.	An error in the accounting for raw material in-transit was identified in the third quarter of fiscal 2012. Inventory was understated by $22 as of January 1, 2010 and overstated by $275 and $423 as of December 31, 2010 and 2011, respectively. Cost of sales was understated by $297 and $148 for the years ended December 31, 2010 and 2011, respectively.

Additionally, the Company identified immaterial errors in previously issued consolidated financial statements which were corrected in the year identified, including:

4.

An error in accounting for workers’ compensation insurance that was corrected during the year ended December 31, 2011 by decreasing cost of sales by $44 and by increasing prepaid expenses and other current assets by $7,269 and increasing accrued liabilities by $7,225. Prepaid expenses and other current assets were understated by $5,036 and $7,269 as of January 1, 2010 and December 31, 2010, respectively. Accrued liabilities were understated by $5,725 and $7,225 as of January 1, 2010 and December 31, 2010, respectively. Cost of sales was overstated by $733 for the year ended December 31, 2010.

5.	An error in accounting for certain derivative contracts that was corrected during the year ended December 31, 2011 by increasing prepaid expenses and other current assets and decreasing cost of sales by $510. Prepaid expenses and other current assets were overstated by $303 as of January 1, 2010 and understated by $510 as of December 31, 2010. Cost of sales was overstated by $813 for the year ended December 31, 2010.

The Company assessed the materiality of all errors, individually and in the aggregate, on previously issued consolidated financial statements and concluded that the errors were not material to any of the Company’s previously issued quarterly or annual financial statements. In assessing the effect of correcting previously unrecorded errors in 2012, the Company has concluded that correction of these errors in 2012 could be considered material to 2012 net income. Accordingly, the consolidated financial statements as of and for the year ended December 31, 2011 and as of and for the year ended December 31, 2010 have been revised to reflect the correction of all errors identified in their proper periods. To recognize the cumulative effect of all error corrections as of January 1, 2010, an adjustment of $482 was made to increase retained earnings.

A summary of the revisions to the consolidated financial statements as of December 31, 2011 and 2010 and for the periods ended December 31, 2011 and 2010 is as follows:

	As Previously Reported	Adjustment	As Revised
Consolidated Balance Sheet
	December 31, 2010
Inventories	$192,898	$(275)	$192,623
Prepaid expenses and other current assets	30,662	7,779	38,441
Deferred income tax assets—current	28,433	879	29,312
Income tax receivable	2,139	137	2,276
Total current assets	431,044	8,520	439,564
Deferred income tax assets—noncurrent	34,354	(100)	34,254
Total assets	529,301	8,420	537,721
Accrued liabilities	78,002	6,990	84,992
Income tax payable	—	199	199
Total current liabilities	163,810	7,189	170,999
Total liabilities	502,063	7,189	509,252
Retained earnings	12,355	1,231	13,586
Total Global Brass and Copper Holdings, Inc. stockholder’s equity	24,333	1,231	25,564
Total equity	27,238	1,231	28,469
Total liabilities and equity	529,301	8,420	537,721

Consolidated Statement of Operations
	Year Ended December 31, 2010
Cost of sales	$1,497,944	$(1,249)	$1,496,695
Gross profit	160,785	1,249	162,034
Operating income	91,928	1,249	93,177
Income before provision for income taxes and equity income	66,042	1,249	67,291
Provision for income taxes	26,176	500	26,676
Income before equity income	39,866	749	40,615
Net income	41,396	749	42,145
Net income attributable to Global Brass and Copper Holdings, Inc.	40,884	749	41,633
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$1.94	$0.03	$1.97

Consolidated Statement of Comprehensive Income
	Year Ended December 31, 2010
Net income	$41,396	$749	$42,145
Comprehensive income	41,909	749	42,658
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	41,326	749	42,075

Consolidated Statement of Changes in Equity
	Year Ended December 31, 2010
Net income	$41,396	$749	$42,145
Net income attributable to Global Brass and Copper Holdings, Inc.	40,884	749	41,633
Retained earnings —Balance, December 31, 2010	12,355	1,231	13,586
Total Global Brass and Copper Holdings, Inc. stockholder’s equity—Balance, December 31, 2010	24,333	1,231	25,564
Total equity—Balance, December 31, 2010	27,238	1,231	28,469

	As Previously Reported	Adjustment	As Revised
Consolidated Balance Sheet
	December 31, 2011
Accounts receivable, net of allowance	$160,731	$984	$161,715
Inventories	186,370	(423)	185,947
Deferred income tax assets—current	27,972	1,055	29,027
Income tax receivable	5,017	29	5,046
Total current assets	449,539	1,645	451,184
Deferred income tax assets—noncurrent	20,218	(248)	19,970
Total assets	547,343	1,397	548,740
Accounts payable	78,276	(388)	77,888
Accrued liabilities	47,619	985	48,604
Income tax payable	—	300	300
Total current liabilities	161,844	897	162,741
Total liabilities	465,183	897	466,080
Retained earnings	68,218	500	68,718
Total Global Brass and Copper Holdings, Inc. stockholder’s equity	78,992	500	79,492
Total equity	82,160	500	82,660
Total liabilities and equity	547,343	1,397	548,740
Consolidated Statement of Operations
	Year Ended December 31, 2011
Cost of sales	$1,582,925	$548	$1,583,473
Gross profit	196,218	(548)	195,670
Operating income	126,827	(548)	126,279
Income before provision for income taxes and equity income	86,385	(548)	85,837
Provision for income taxes	31,254	183	31,437
Income before equity income	55,131	(731)	54,400
Net income	56,019	(731)	55,288
Net income attributable to Global Brass and Copper Holdings, Inc.	55,863	(731)	55,132
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$2.65	$(0.04)	$2.61
Consolidated Statement of Comprehensive Income
	Year Ended December 31, 2011
Net income	$56,019	$(731)	$55,288
Comprehensive income	56,488	(731)	55,757
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	56,225	(731)	55,494
Consolidated Statement of Changes in Equity
	Year Ended December 31, 2011
Net income	$56,019	$(731)	$55,288
Net income attributable to Global Brass and Copper Holdings, Inc.	55,863	(731)	55,132
Retained earnings —Balance, December 31, 2011	68,218	500	68,718
Total Global Brass and Copper Holdings, Inc. stockholder’s equity—Balance, December 31, 2011	78,992	500	79,492
Total equity—Balance, December 31, 2011	82,160	500	82,660

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable primarily consists of trade receivables for amounts billed to customers for products sold and other receivables. The determination of collectability of the Company’s accounts receivable requires management to make frequent judgments and estimates in order to determine the appropriate amount of allowance needed for doubtful accounts. In circumstances where the Company is aware of a customer’s inability to meet its financial obligations (e.g., bankruptcy filings or substantial down-grading of credit ratings), it records an allowance for bad debts equal to the amount the Company does not believe to be collectible. For all other customers, the Company recognizes allowances for bad debts based on its historical collection experience. If circumstances change (e.g., greater than expected defaults or an unexpected material change in a major customer’s ability to meet its financial obligations), the Company’s estimate of the recoverability of amounts due could be changed by a material amount. Accounts are written off once deemed to be uncollectible. Any subsequent cash collections relating to accounts that have been previously written off are recorded as a reduction to the provision for bad debts in the period of collection.

The reconciliation of the activity in the allowance for doubtful accounts is summarized below:

	Year Ended December 31,
	2012	2011	2010
Balance at beginning of period	$2,067	$7,921	$7,505
Provision for bad debts, net of reductions	(814)	(4,171)	1,324
Write-offs, net of recoveries	—	(1,683)	(908)
Recoveries, net of write-offs	155	—	—

Balance at end of period	$1,408	$2,067	$7,921

Inventories

Inventories

Inventories include costs attributable to direct labor and manufacturing overhead but are primarily comprised of raw material costs. The material component of inventories that is valued on a last-in, first-out (“LIFO”) basis comprises approximately 70% and 72% of total inventory at December 31, 2012 and 2011, respectively. Other manufactured inventories, including the non-material components and certain non-U.S. inventories, are valued on a first-in, first-out (“FIFO”) basis. Elements of cost in finished goods inventory in addition to the cost of material include depreciation, utilities, consumable production supplies, maintenance, production wages and transportation costs.

Inventories are stated at the lower of cost or market. The market price of metals used in production and related scrap is subject to volatility. We evaluate the need to record adjustments for inventory on a regular basis. During periods when open market prices decline below net book value, the Company records a provision to reduce the carrying value of its inventory. Additionally, the Company records an estimate for slow moving and obsolete inventory based upon product knowledge, physical inventory observation, future demand, market conditions and an aging analysis of the inventory on hand. Our policy is to evaluate all inventories including raw material, work-in-process, finished goods, and spare parts. Inventory in excess of our estimated usage requirements is written down to its estimated net realizable value. See note 3, “Inventories,” in these notes to the consolidated financial statements.

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets

Prepaid expenses are stated at historical cost, net of any related amortization, and consist of amounts which are of continuing benefit to the Company. See note 4, “Prepaid Expenses and Other Current Assets,” in these notes to the consolidated financial statements.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Depreciation of property, plant and equipment generally is computed using the straight-line method based on the estimated useful lives of the assets as they are placed into service. Depreciation expense is recorded in cost of sales or selling, general and administrative costs depending on the nature and use of the underlying asset.

Expenditures for repairs, maintenance and minor renewals are expensed as incurred. Expenditures which improve an asset or extend its estimated useful life are capitalized. Interest related to the construction of qualifying assets is capitalized as part of the construction costs. When assets are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is included in the accompanying consolidated statement of operations.

The Company reviews property, plant and equipment for impairment when a change in events or circumstances indicates that the carrying value of the assets may not be recoverable. The Company has determined that its asset group for impairment testing is comprised of the assets and liabilities of each of its reporting units. Reporting units are businesses, for which discrete financial information is available and reviewed by segment management. The Company’s reporting units are one level below the operating segment, with the exception of one operating segment, for which the operating segment represents the lowest level of identifiable cash flows. The Company determines the fair value of its asset group through various valuation techniques, including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. See note 5, “Property, Plant and Equipment,” in these notes to the consolidated financial statements.

Investment in Joint Venture

Investment in Joint Venture

The Company owns a 50% interest in Dowa-Olin Metal Corporation (“Dowa”), a joint venture based in Japan. The Company accounts for Dowa under the equity method of accounting. Due to the timing of the receipt of available financial information, the results of Dowa are recorded on a one-month lag basis.

As a result of the purchase method of accounting, a negative basis difference of $9,416 was created between the Company’s books and the Company’s share of Dowa’s equity as of November 19, 2007. ASC 323, Investments—Equity Method & Joint Ventures, provides that the basis difference between the investor cost and underlying equity in net assets of the investee at the date of investment requires recognition unless it is attributable to a non-amortizing asset such as goodwill. The negative basis difference was created due to the bargain purchase event associated with the metals business acquired from Olin Corporation and was not attributable to any specific element of the joint venture itself. As the difference was not attributable to any of the specific assets of Dowa, the equity investment as a whole was assessed to determine the appropriate accretion period for the basis difference. The purpose of the joint venture is to provide Olin Brass’s high performance alloy materials to the Asia market through the licensing of Olin Brass technology. Given consideration of this use, the negative basis difference is being accreted over a period of 13 years. See note 7, “Investment in Joint Venture,” in these notes to the consolidated financial statements.

The Company reviews its equity method investment for impairment using an other-than-temporary model when triggering events are identified. An impairment loss is recognized when the investment’s carrying amount exceeds its fair value and this decline in fair value is deemed to be other-than-temporary.

Acquisitions and Goodwill

Acquisitions and Goodwill

All acquisitions are accounted for using the acquisition method as prescribed by ASC 805, Business Combinations. The purchase price paid is allocated to the assets acquired and liabilities assumed based on their estimated fair values. Any excess purchase price over the fair value of the net assets acquired is recorded as goodwill.

Intangibles-Goodwill and Other

Pursuant to ASC 350, Intangibles—Goodwill and Other, the Company does not amortize goodwill and other intangible assets with indefinite useful lives. The Company reviews goodwill to determine potential impairment annually, or more frequently if events and circumstances indicate that the asset might be impaired, by comparing the carrying value of the asset with the anticipated present value of future cash flows.

In 2011, the Financial Accounting Standards Board (“FASB”) amended its guidance to simplify the testing of goodwill for impairment. The amended guidance provides an option to perform a qualitative assessment to determine whether further impairment testing is necessary. If the qualitative evaluation yields support that it is more likely than not that the fair value of a reporting unit exceeds its carrying value, the quantitative impairment test is not required. The Company adopted the qualitative goodwill evaluation model for its annual goodwill impairment test conducted as of October 31, 2012. Based on the results of that qualitative assessment, the Company believes it was more likely than not that the fair value of the reporting units significantly exceeded their carrying values as of October 31, 2012, indicating no impairment of goodwill. The $4,399 of goodwill was assigned to the Chase business segment and as of December 31, 2012, $2,131 of goodwill is expected to be deductible for tax purposes.

Intangible Assets

Intangible Assets

Definite-lived intangible assets are recorded at fair value under the purchase method of accounting as of the respective acquisition dates and are amortized using the straight-line method over the estimated useful lives of the assets. Amortization expense related to intangible assets is reflected in selling, general and administrative expenses. Identifiable definite-lived intangible assets are reviewed for impairment whenever events or circumstances indicate that the carrying value may not be recoverable. See note 6, “Intangible Assets,” in these notes to the consolidated financial statements.

Deferred Financing Fees

Deferred Financing Fees

Deferred financing fees incurred in connection with the issuance of debt are amortized as non-cash interest expense over the terms of the debt agreements.

Deferred financing fees incurred in connection with the issuance of the Senior Secured Notes, as defined in note 8, “Other Noncurrent Assets,” are amortized using the effective interest method over the term of the Senior Secured Notes. Deferred financing fees incurred in connection with the issuance of the ABL Facility, as defined in note 8, “Other Noncurrent Assets,” in these notes to the consolidated financial statements, are amortized on a straight-line basis over the term of the ABL Facility.

Derivative Contracts

Derivative Contracts

The Company’s operating activities expose it to a variety of market risks, including risks related to the effects of commodity prices and interest rates. These financial exposures are monitored and managed by the Company as an integral part of its overall risk-management program. The Company does not enter into derivative contracts for speculation purposes where the objective is to generate profits. The Company has not applied hedge accounting to its derivative contracts in any of the years ended December 31, 2012, 2011 or 2010. The Company includes the fair value of the derivative contracts as assets or liabilities in its balance sheet and recognizes all amounts paid and received and changes in fair value of derivative contracts, including unrealized gains and losses, as adjustments to income. See note 13, “Derivative Contracts,” in these notes to the consolidated financial statements.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue for both toll and non-toll basis sales only when risk of loss and title passes to the customer, which generally occurs upon shipment. For the years ended December 31, 2012, 2011 and 2010, non-toll net sales were $1,576,070, $1,710,595 and $1,577,771, respectively. For the years ended December 31, 2012, 2011 and 2010, toll net sales were $74,450, $68,548 and $80,958, respectively. Estimates for future rebates on certain product lines and product returns are recognized in the period in which the revenue is recorded. Such rebates were not material for the years ended December 31, 2012, 2011 and 2010. Billings to customers for shipping costs are included in net sales and the cost of shipping product to those customers is reflected in cost of sales in the consolidated statements of operations.

Research and Development

Research and Development

The Company conducts research and development primarily through the Olin Brass reportable segment, the costs for which are expensed as incurred. Research and development expenditures for the years ended December 31, 2012, 2011 and 2010 were $1,516, $1,540 and $1,740, respectively, and are included as a component of selling, general and administrative expenses in the consolidated statements of operations.

Income Taxes

Income Taxes

The provision for income taxes is determined using the asset and liability approach. The current and deferred tax consequences are measured by applying the provisions of enacted tax laws to determine the amount of taxes payable currently or in future years. Deferred income taxes are provided for temporary differences between the income tax basis of assets and liabilities and their carrying amounts for financial reporting purposes. A valuation allowance is recorded to reduce deferred tax assets when management determines it is “more likely than not” that some portion or all of the deferred tax assets will not be realized.

Profits Interest Compensation

Profits Interest Compensation

Halkos has granted, pursuant to the Halkos Holdings, LLC Executive Equity Incentive Plan (“Halkos Equity Plan”), non-voting membership interests to select members of the Company’s management in the form of shares. The shares are profits interests in Halkos. See note 17, “Profits Interest Awards,” in these notes to the consolidated financial statements.

The shares are accounted for as a profit sharing arrangement under ASC 710, Compensation—General. Expense is recorded in the period in which distributions to award holders are determined to be probable. These distributions are accounted for by the Company as non-cash compensation expense with a corresponding increase in additional paid-in capital.

Foreign Currency Translation

Foreign Currency Translation

The financial statements of foreign subsidiaries are translated into United States dollars in accordance with ASC 830, Foreign Currency Matters. The functional currency of the Company’s foreign subsidiaries is the local currency. The consolidated statements of foreign operations are translated at weighted-average exchange rates for the periods. Assets and liabilities are translated at period-end exchange rates and equity transactions are translated at historical rates. Gains and losses resulting from the translation adjustment are reported as a component of other comprehensive income. The income tax effect of currency translation adjustments related to foreign subsidiaries and joint ventures that are not considered indefinitely reinvested are recorded as a component of deferred taxes with an offset to other comprehensive income.

Concentrations of Credit Risk and Certain Other Exposures

Concentrations of Credit Risk and Certain Other Exposures

The Company sells and distributes its products to a wide range of companies primarily in the ammunition, automotive, electronics, housing and coinage industries. The Company performs ongoing credit evaluations of its customers and generally does not require collateral. For the years ended December 31, 2012, 2011 and 2010, sales to any one customer did not exceed 10% of consolidated net sales.

The Company uses various strategies to minimize the impact of changes in the base metal prices between the date of order and the date of sale. Generally, the Company prices a forward replacement purchase of an equivalent amount of copper and other metals under flexible pricing arrangements it maintains with its suppliers, at the same time it determines the forward selling price of finished products to its customers. The Company has various sources of raw materials and is not materially dependent on any one supplier.

There are nine unions at the Olin Brass division, two labor unions at the Oster division, and one labor union at the Chase division. In 2012, employees at an Olin Brass downstream operation elected a union representative which was subsequently certified. The relationship with these unions has been satisfactory. The collective bargaining agreements with the Olin Brass unions expire between November 2013 and September 2014, the collective bargaining agreements with Oster’s unions expire January 2014 and the other has an indeterminable term, and the collective bargaining agreement with Chase’s union expires in June 2013. Since the Company’s establishment in November 2007, the Company has not experienced any work stoppages at any of its facilities.

Self-Insurance Programs

Self-Insurance Programs

The Company is self-insured for workers’ compensation claims and benefits paid under employee health care programs. Accruals for employee health care are primarily based on estimated undiscounted cost of claims, which includes incurred but not reported claims. Accruals for workers’ compensation benefits and related expenses for claims are estimated, in part, by considering historical claims experience and undiscounted claims estimates provided by insurance carriers, third-party administrators and actuaries. Self-insurance accruals are deemed to be sufficient to cover outstanding claims, including those incurred but not reported as of the estimation date.

Workers’ compensation claims relating to activity after November 19, 2007 are covered by a loss funding insurance arrangement whereby the Company makes a fixed payment to the insurer which is used to pay submitted claims. Loss fund payments to the insurer in excess of workers’ compensation claim payments are classified as prepaid expenses and other current assets. The amount of the loss fund payments to the insurer is based on a combination of claims experience and a contractually agreed upon loss development factor.

Environmental Reserves and Environmental Expenses

Environmental Reserves and Environmental Expenses

The Company recognizes an environmental liability when it is probable the liability exists and the amount is reasonably estimable. The Company estimates the duration and extent of its remediation obligations based upon internal analyses of clean-up costs, ongoing monitoring costs and estimated legal fees, communications with regulatory agencies and changes in environmental law. If the Company were to determine that its estimates of the duration or extent of its environmental obligations were no longer accurate, the Company would adjust its environmental liabilities accordingly in the period that such determination is made. Estimated future expenditures for environmental remediation are not discounted to their present value. Accrued environmental liabilities are not reduced by potential insurance reimbursements.

Environmental expenses that relate to ongoing operations are included as a component of cost of sales. See note 16, “Commitments and Contingencies,” in these notes to the consolidated financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This guidance requires entities to provide disclosures about items that are required by U.S. GAAP to be reclassified from accumulated other comprehensive income (“AOCI”) to net income in their entirety in the same reporting period. The disclosure would include the amount of the reclassification and identify the line item on the statement where net income is presented that is affected by the reclassification. For other items reclassified from AOCI, the disclosure would list cross-references to other disclosures where additional details about their effects are disclosed. This guidance is effective for reporting periods beginning after December 15, 2012. The Company does not expect that adoption of the guidance will have a material effect on its financial statements and disclosures.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. This guidance requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This guidance does not amend existing guidance on when it is appropriate to offset. In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which limits the scope of ASU 2011-11 to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and lending arrangements. The guidance is effective for annual periods beginning January 1, 2013 and interim periods within those annual periods. Early adoption is not permitted, but retrospective application is required. Adoption of the guidance is not expected to have a material impact on the Company’s consolidated financial statements and disclosures.

Revision of Prior Period Financial Statements (Unaudited) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Revisions to Consolidated Financial Statements

A summary of the revisions to the consolidated financial statements as of June 30, 2012 and for the three and six months ended June 30, 2012 is as follows:

	As Previously Reported	Adjustment	As Revised
Consolidated Balance Sheet
	June 30, 2012
Accounts receivable, net of allowance	$192,326	$984	$193,310
Inventories	180,815	(811)	180,004
Deferred income tax assets—current	28,079	1,264	29,343
Income tax receivable	4,996	(476)	4,520
Total current assets	429,443	961	430,404
Deferred income tax assets—noncurrent	19,917	(260)	19,657
Total assets	538,522	701	539,223
Accounts payable	105,981	(1,396)	104,585
Accrued liabilities	39,590	984	40,574
Total current liabilities	148,919	(412)	148,507
Total liabilities	605,586	(412)	605,174
Accumulated deficit	(67,799)	1,113	(66,686)
Total Global Brass and Copper Holdings, Inc. stockholders’ deficit	(70,422)	1,113	(69,309)
Total deficit	(67,064)	1,113	(65,951)
Total liabilities and deficit	538,522	701	539,223
Consolidated Statement of Operations
	Three Months Ended June 30, 2012
Cost of sales	$371,213	$(1,355)	$369,858
Gross profit	45,766	1,355	47,121
Operating income	7,801	1,355	9,156
Loss before benefit from income taxes and equity income	(22,418)	1,355	(21,063)
Benefit from income taxes	(1,247)	276	(971)
Loss before equity income	(21,171)	1,079	(20,092)
Net loss	(20,970)	1,079	(19,891)
Net loss attributable to Global Brass and Copper Holdings, Inc.	(21,084)	1,079	(20,005)
Net loss attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$(1.00)	$0.05	$(0.95)
Consolidated Statement of Operations
	Six Months Ended June 30, 2012
Cost of sales	$763,914	$(619)	$763,295
Gross profit	96,456	619	97,075
Operating income	40,568	619	41,187
Income before provision for income taxes and equity income	289	619	908
Provision for income taxes	7,221	6	7,227
Loss before equity income	(6,932)	613	(6,319)
Net loss	(6,457)	613	(5,844)
Net loss attributable to Global Brass and Copper Holdings, Inc.	(6,625)	613	(6,012)
Net loss attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$(0.31)	$0.03	$(0.28)
Consolidated Statement of Comprehensive Loss
	Three Months Ended June 30, 2012
Net loss	$(20,970)	$1,079	$(19,891)
Comprehensive loss	(21,113)	1,079	(20,034)
Comprehensive loss attributable to Global Brass and Copper Holdings, Inc.	(21,232)	1,079	(20,153)
Consolidated Statement of Comprehensive Loss
	Six Months Ended June 30, 2012
Net loss	$(6,457)	$613	$(5,844)
Comprehensive loss	(6,580)	613	(5,967)
Comprehensive loss attributable to Global Brass and Copper Holdings, Inc.	(6,770)	613	(6,157)
Consolidated Statement of Changes in Deficit
	Six Months Ended June 30, 2012
Net loss	$(6,457)	$613	$(5,844)
Net loss attributable to Global Brass and Copper Holdings, Inc.	(6,625)	613	(6,012)
Accumulated deficit—Balance, June 30, 2012	(67,799)	1,113	(66,686)
Total Global Brass and Copper Holdings, Inc. stockholders’ deficit—Balance, June 30, 2012	(70,422)	1,113	(69,309)
Total deficit—Balance, June 30, 2012	(67,064)	1,113	(65,951)

A summary of the revisions to the consolidated financial statements as of December 31, 2011 and 2010 and for the periods ended December 31, 2011 and 2010 is as follows:

	As Previously Reported	Adjustment	As Revised
Consolidated Balance Sheet
	December 31, 2010
Inventories	$192,898	$(275)	$192,623
Prepaid expenses and other current assets	30,662	7,779	38,441
Deferred income tax assets—current	28,433	879	29,312
Income tax receivable	2,139	137	2,276
Total current assets	431,044	8,520	439,564
Deferred income tax assets—noncurrent	34,354	(100)	34,254
Total assets	529,301	8,420	537,721
Accrued liabilities	78,002	6,990	84,992
Income tax payable	—	199	199
Total current liabilities	163,810	7,189	170,999
Total liabilities	502,063	7,189	509,252
Retained earnings	12,355	1,231	13,586
Total Global Brass and Copper Holdings, Inc. stockholder’s equity	24,333	1,231	25,564
Total equity	27,238	1,231	28,469
Total liabilities and equity	529,301	8,420	537,721

Consolidated Statement of Operations
	Year Ended December 31, 2010
Cost of sales	$1,497,944	$(1,249)	$1,496,695
Gross profit	160,785	1,249	162,034
Operating income	91,928	1,249	93,177
Income before provision for income taxes and equity income	66,042	1,249	67,291
Provision for income taxes	26,176	500	26,676
Income before equity income	39,866	749	40,615
Net income	41,396	749	42,145
Net income attributable to Global Brass and Copper Holdings, Inc.	40,884	749	41,633
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$1.94	$0.03	$1.97

Consolidated Statement of Comprehensive Income
	Year Ended December 31, 2010
Net income	$41,396	$749	$42,145
Comprehensive income	41,909	749	42,658
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	41,326	749	42,075

Consolidated Statement of Changes in Equity
	Year Ended December 31, 2010
Net income	$41,396	$749	$42,145
Net income attributable to Global Brass and Copper Holdings, Inc.	40,884	749	41,633
Retained earnings —Balance, December 31, 2010	12,355	1,231	13,586
Total Global Brass and Copper Holdings, Inc. stockholder’s equity—Balance, December 31, 2010	24,333	1,231	25,564
Total equity—Balance, December 31, 2010	27,238	1,231	28,469

	As Previously Reported	Adjustment	As Revised
Consolidated Balance Sheet
	December 31, 2011
Accounts receivable, net of allowance	$160,731	$984	$161,715
Inventories	186,370	(423)	185,947
Deferred income tax assets—current	27,972	1,055	29,027
Income tax receivable	5,017	29	5,046
Total current assets	449,539	1,645	451,184
Deferred income tax assets—noncurrent	20,218	(248)	19,970
Total assets	547,343	1,397	548,740
Accounts payable	78,276	(388)	77,888
Accrued liabilities	47,619	985	48,604
Income tax payable	—	300	300
Total current liabilities	161,844	897	162,741
Total liabilities	465,183	897	466,080
Retained earnings	68,218	500	68,718
Total Global Brass and Copper Holdings, Inc. stockholder’s equity	78,992	500	79,492
Total equity	82,160	500	82,660
Total liabilities and equity	547,343	1,397	548,740
Consolidated Statement of Operations
	Year Ended December 31, 2011
Cost of sales	$1,582,925	$548	$1,583,473
Gross profit	196,218	(548)	195,670
Operating income	126,827	(548)	126,279
Income before provision for income taxes and equity income	86,385	(548)	85,837
Provision for income taxes	31,254	183	31,437
Income before equity income	55,131	(731)	54,400
Net income	56,019	(731)	55,288
Net income attributable to Global Brass and Copper Holdings, Inc.	55,863	(731)	55,132
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$2.65	$(0.04)	$2.61
Consolidated Statement of Comprehensive Income
	Year Ended December 31, 2011
Net income	$56,019	$(731)	$55,288
Comprehensive income	56,488	(731)	55,757
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	56,225	(731)	55,494
Consolidated Statement of Changes in Equity
	Year Ended December 31, 2011
Net income	$56,019	$(731)	$55,288
Net income attributable to Global Brass and Copper Holdings, Inc.	55,863	(731)	55,132
Retained earnings —Balance, December 31, 2011	68,218	500	68,718
Total Global Brass and Copper Holdings, Inc. stockholder’s equity—Balance, December 31, 2011	78,992	500	79,492
Total equity—Balance, December 31, 2011	82,160	500	82,660

Interim Period [Member]
Summary of Revisions to Consolidated Financial Statements

A summary of the revisions to the consolidated financial statements during the interim periods is as follows:

	As Previously Reported	Adjustment	As Revised
Consolidated Balance Sheet
	March 31, 2011
Inventories	$202,745	$(230)	$202,515
Prepaid expenses and other current assets	23,623	7,478	31,101
Deferred income tax assets—current	27,143	1,251	28,394
Income tax receivable	2,666	327	2,993
Total current assets	501,575	8,826	510,401
Property, plant and equipment, net	42,475	112	42,587
Deferred income tax assets—noncurrent	32,867	(347)	32,520
Total assets	601,811	8,591	610,402
Accrued liabilities	65,352	7,240	72,592
Income tax payable	—	398	398
Total current liabilities	193,688	7,638	201,326
Total liabilities	559,825	7,638	567,463
Retained earnings	26,691	953	27,644
Total Global Brass and Copper Holdings, Inc. stockholder’s equity	38,954	953	39,907
Total equity	41,987	953	42,940
Total liabilities and equity	601,811	8,591	610,402
Consolidated Statement of Operations
	Three Months Ended March 31, 2011
Cost of sales	$442,383	$506	$442,889
Gross profit	50,532	(506)	50,026
Operating income	31,672	(506)	31,166
Third party interest expense	9,562	(112)	9,450
Income before provision for income taxes and equity income	22,106	(394)	21,712
Provision for income taxes	7,956	(116)	7,840
Income before equity income	14,150	(278)	13,872
Net income	14,448	(278)	14,170
Net income attributable to Global Brass and Copper Holdings, Inc.	14,336	(278)	14,058
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$0.68	$(0.01)	$0.67
Consolidated Statement of Comprehensive Income
	Three Months Ended March 31, 2011
Net income	$14,448	$(278)	$14,170
Comprehensive income	14,771	(278)	14,493
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	14,643	(278)	14,365
Consolidated Statement of Changes in Equity
	Three Months Ended March 31, 2011
Net income	$14,448	$(278)	$14,170
Net income attributable to Global Brass and Copper Holdings, Inc.	14,336	(278)	14,058
Retained earnings—Balance, March 31, 2011	26,691	953	27,644
Total Global Brass and Copper Holdings, Inc. stockholder’s equity—Balance, March 31, 2011	38,954	953	39,907
Total equity—Balance, March 31, 2011	41,987	953	42,940
Consolidated Statement of Cash Flows
	Three Months Ended March 31, 2011
Cash flows from operating activities:
Net cash used in operating activities	$(22,494)	$112	$(22,382)
Cash flows from investing activities:
Capital expenditures	(3,476)	(112)	(3,588)
Net cash used in investing activities	(3,476)	(112)	(3,588)
Consolidated Balance Sheet
	June 30, 2011
Inventories	$169,137	$(402)	$168,735
Prepaid expenses and other current assets	13,989	8,212	22,201
Deferred income tax assets—current	25,823	1,230	27,053
Income tax receivable	2,147	(343)	1,804
Total current assets	464,534	8,697	473,231
Property, plant and equipment, net	47,507	273	47,780
Deferred income tax assets—noncurrent	32,450	(529)	31,921
Total assets	565,534	8,441	573,975
Accrued liabilities	55,849	7,465	63,314
Total current liabilities	176,521	7,465	183,986
Total liabilities	514,032	7,465	521,497
Retained earnings	36,869	976	37,845
Total Global Brass and Copper Holdings, Inc. stockholder’s equity	48,371	976	49,347
Total equity	51,502	976	52,478
Total liabilities and equity	565,534	8,441	573,975
Consolidated Statements of Operations
	Three Months Ended June 30, 2011
Cost of sales	$429,357	$(337)	$429,020
Gross profit	43,894	337	44,231
Operating income	27,411	337	27,748
Third party interest expense	11,149	(161)	10,988
Income before provision for income taxes and equity income	17,000	498	17,498
Provision for income taxes	6,783	475	7,258
Income before equity income	10,217	23	10,240
Net income	10,245	23	10,268
Net income attributable to Global Brass and Copper Holdings, Inc.	10,178	23	10,201
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$0.48	$—	$0.48

	Six Months Ended June 30, 2011
Cost of sales	$871,740	$169	$871,909
Gross profit	94,426	(169)	94,257
Operating income	59,083	(169)	58,914
Third party interest expense	20,711	(273)	20,438
Income before provision for income taxes and equity income	39,106	104	39,210
Provision for income taxes	14,739	359	15,098
Income before equity income	24,367	(255)	24,112
Net income	24,693	(255)	24,438
Net income attributable to Global Brass and Copper Holdings, Inc.	24,514	(255)	24,259
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$1.16	$(0.01)	$1.15
Consolidated Statements of Comprehensive Income
	Three Months Ended June 30, 2011
Net income	$10,245	$23	$10,268
Comprehensive income	10,452	23	10,475
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	10,354	23	10,377

	Six Months Ended June 30, 2011
Net income	$24,693	$(255)	$24,438
Comprehensive income	25,223	(255)	24,968
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	24,997	(255)	24,742
Consolidated Statement of Changes in Equity
	Six Months Ended June 30, 2011
Net income	$24,693	$(255)	$24,438
Net income attributable to Global Brass and Copper Holdings, Inc.	24,514	(255)	24,259
Retained earnings—Balance, June 30, 2011	36,869	976	37,845
Total Global Brass and Copper Holdings, Inc. stockholder’s equity—Balance, June 30, 2011	48,371	976	49,347
Total equity—Balance, June 30, 2011	51,502	976	52,478
Consolidated Statement of Cash Flows
	Six Months Ended June 30, 2011
Cash flows from operating activities:
Net cash provided by operating activities	$32,428	$273	$32,701
Cash flows from investing activities:
Capital expenditures	(9,709)	(273)	(9,982)
Net cash used in investing activities	(9,683)	(273)	(9,956)
Consolidated Balance Sheet
	September 30, 2011
Inventories	$163,880	$(388)	$163,492
Prepaid expenses and other current assets	24,752	994	25,746
Deferred income tax assets—current	26,658	1,058	27,716
Income tax receivable	3,612	(352)	3,260
Total current assets	462,786	1,312	464,098
Property, plant and equipment, net	51,589	478	52,067
Deferred income tax assets—noncurrent	31,903	(646)	31,257
Total assets	565,819	1,144	566,963
Accounts payable	107,971	(12)	107,959
Accrued liabilities	59,526	(235)	59,291
Total current liabilities	175,291	(247)	175,044
Total liabilities	507,655	(247)	507,408
Retained earnings	43,737	1,391	45,128
Total Global Brass and Copper Holdings, Inc. stockholder’s equity	54,991	1,391	56,382
Total equity	58,164	1,391	59,555
Total liabilities and equity	565,819	1,144	566,963
Consolidated Statements of Operations
	Three Months Ended September 30, 2011
Cost of sales	$401,931	$(508)	$401,423
Gross profit	37,569	508	38,077
Operating income	20,471	508	20,979
Third party interest expense	10,159	(205)	9,954
Income before provision for income taxes and equity income	10,066	713	10,779
Provision for income taxes	3,428	298	3,726
Income before equity income	6,638	415	7,053
Net income	6,865	415	7,280
Net income attributable to Global Brass and Copper Holdings, Inc.	6,868	415	7,283
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$0.33	$0.02	$0.35

	Nine Months Ended September 30, 2011
Cost of sales	$1,273,671	$(339)	$1,273,332
Gross profit	131,995	339	132,334
Operating income	79,554	339	79,893
Third party interest expense	30,870	(478)	30,392
Income before provision for income taxes and equity income	49,172	817	49,989
Provision for income taxes	18,167	657	18,824
Income before equity income	31,005	160	31,165
Net income	31,558	160	31,718
Net income attributable to Global Brass and Copper Holdings, Inc.	31,382	160	31,542
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$1.49	$—	$1.49
Consolidated Statements of Comprehensive Income
	Three Months Ended September 30, 2011
Net income	$6,865	$415	$7,280
Comprehensive income	6,955	415	7,370
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	6,913	415	7,328

	Nine Months Ended September 30, 2011
Net income	$31,558	$160	$31,718
Comprehensive income	32,178	160	32,338
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	31,910	160	32,070
Consolidated Statement of Changes in Equity
	Nine Months Ended September 30, 2011
Net income	$31,558	$160	$31,718
Net income attributable to Global Brass and Copper Holdings, Inc.	31,382	160	31,542
Retained earnings—Balance, September 30, 2011	43,737	1,391	45,128
Total Global Brass and Copper Holdings, Inc. stockholder’s equity—Balance, September 30, 2011	54,991	1,391	56,382
Total equity—Balance, September 30, 2011	58,164	1,391	59,555
Consolidated Statement of Cash Flows
	Nine Months Ended September 30, 2011
Cash flows from operating activities:
Net cash provided by operating activities	$44,367	$478	$44,845
Cash flows from investing activities:
Capital expenditures	(15,062)	(478)	(15,540)
Net cash used in investing activities	(14,992)	(478)	(15,470)
Consolidated Statement of Operations
	Three Months Ended December 31, 2011
Cost of sales	$309,254	$887	$310,141
Gross profit	64,223	(887)	63,336
Operating income	47,273	(887)	46,386
Third party interest expense	9,140	478	9,618
Income before provision for income taxes and equity income	37,213	(1,365)	35,848
Provision for income taxes	13,087	(474)	12,613
Income before equity income	24,126	(891)	23,235
Net income	24,461	(891)	23,570
Net income attributable to Global Brass and Copper Holdings, Inc.	24,481	(891)	23,590
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$1.16	$(0.04)	$1.12
Consolidated Statement of Comprehensive Income
	Three Months Ended December 31, 2011
Net income	$24,461	$(891)	$23,570
Comprehensive income	24,310	(891)	23,419
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	24,315	(891)	23,424
Consolidated Balance Sheet
	March 31, 2012
Accounts receivable, net of allowance	$202,756	$984	$203,740
Inventories	173,538	(861)	172,677
Deferred income tax assets—current	26,793	1,326	28,119
Income tax receivable	1,567	(162)	1,405
Total current assets	496,052	1,287	497,339
Deferred income tax assets—noncurrent	20,092	(294)	19,798
Total assets	593,912	993	594,905
Accounts payable	111,814	(389)	111,425
Income Tax payable	—	64	64
Accrued liabilities	47,080	1,284	48,364
Total current liabilities	194,498	959	195,457
Total liabilities	497,460	959	498,419
Retained earnings	82,677	34	82,711
Total Global Brass and Copper Holdings, Inc. stockholder’s equity	93,213	34	93,247
Total equity	96,452	34	96,486
Total liabilities and equity	593,912	993	594,905
Consolidated Statement of Operations
	Three Months Ended March 31, 2012
Cost of sales	$392,701	$736	$393,437
Gross profit	50,690	(736)	49,954
Operating income	32,767	(736)	32,031
Income before provision for income taxes and equity income	22,707	(736)	21,971
Provision for income taxes	8,468	(270)	8,198
Income before equity income	14,239	(466)	13,773
Net income	14,513	(466)	14,047
Net income attributable to Global Brass and Copper Holdings, Inc.	14,459	(466)	13,993
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$0.68	$(0.02)	$0.66
Consolidated Statement of Comprehensive Income
	Three Months Ended March 31, 2012
Net income	$14,513	$(466)	$14,047
Comprehensive income	14,533	(466)	14,067
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	14,462	(466)	13,996
Consolidated Statement of Changes in Equity
	Three Months Ended March 31, 2012
Net income	$14,513	$(466)	$14,047
Net income attributable to Global Brass and Copper Holdings, Inc.	14,459	(466)	13,993
Retained earnings—Balance, March 31, 2012	82,677	34	82,711
Total Global Brass and Copper Holdings, Inc. stockholder’s equity—Balance, March 31, 2012	93,213	34	93,247
Total equity—Balance, March 31, 2012	96,452	34	96,486
Consolidated Balance Sheet
	June 30, 2012
Accounts receivable, net of allowance	$192,326	$984	$193,310
Inventories	180,815	(811)	180,004
Deferred income tax assets—current	28,079	1,264	29,343
Income tax receivable	4,996	(476)	4,520
Total current assets	429,443	961	430,404
Deferred income tax assets—noncurrent	19,917	(260)	19,657
Total assets	538,522	701	539,223
Accounts payable	105,981	(1,396)	104,585
Accrued liabilities	39,590	984	40,574
Total current liabilities	148,919	(412)	148,507
Total liabilities	605,586	(412)	605,174
Accumulated deficit	(67,799)	1,113	(66,686)
Total Global Brass and Copper Holdings, Inc. stockholder’s deficit	(70,422)	1,113	(69,309)
Total deficit	(67,064)	1,113	(65,951)
Total liabilities and deficit	538,522	701	539,223
Consolidated Statements of Operations
	Three Months Ended June 30, 2012
Cost of sales	$371,213	$(1,355)	$369,858
Gross profit	45,766	1,355	47,121
Operating income	7,801	1,355	9,156
Loss before provision for income taxes and equity income	(22,418)	1,355	(21,063)
Benefit from income taxes	(1,247)	276	(971)
Income before equity income	(21,171)	1,079	(20,092)
Net loss	(20,970)	1,079	(19,891)
Net loss attributable to Global Brass and Copper Holdings, Inc.	(21,084)	1,079	(20,005)
Net loss attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$(1.00)	$0.05	$(0.95)
	Six Months Ended June 30, 2012
Cost of sales	$763,914	$(619)	$763,295
Gross profit	96,456	619	97,075
Operating income	40,568	619	41,187
Income before provision for income taxes and equity income	289	619	908
Provision for income taxes	7,221	6	7,227
Loss before equity income	(6,932)	613	(6,319)
Net loss	(6,457)	613	(5,844)
Net loss attributable to Global Brass and Copper Holdings, Inc.	(6,625)	613	(6,012)
Net loss attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$(0.31)	$0.03	$(0.28)
Consolidated Statements of Comprehensive Loss
	Three Months Ended June 30, 2012
Net loss	$(20,970)	$1,079	$(19,891)
Comprehensive loss	(21,113)	1,079	(20,034)
Comprehensive loss attributable to Global Brass and Copper Holdings, Inc.	(21,232)	1,079	(20,153)

	Six Months Ended June 30, 2012
Net loss	$(6,457)	$613	$(5,844)
Comprehensive loss	(6,580)	613	(5,967)
Comprehensive loss attributable to Global Brass and Copper Holdings, Inc.	(6,770)	613	(6,157)
Consolidated Statement of Changes in Equity
	Six Months Ended June 30, 2012
Net loss	$(6,457)	$613	$(5,844)
Net loss attributable to Global Brass and Copper Holdings, Inc.	(6,625)	613	(6,012)
Accumulated deficit—Balance, June 30, 2012	(67,799)	1,113	(66,686)
Total Global Brass and Copper Holdings, Inc. stockholder’s deficit—Balance, June 30, 2012	(70,422)	1,113	(69,309)
Total deficit—Balance, June 30, 2012	(67,064)	1,113	(65,951)
Consolidated Balance Sheet
	September 30, 2012
Accounts receivable, net of allowance	$210,654	$984	$211,638
Deferred income tax assets—current	25,390	971	26,361
Income tax receivable	648	(174)	474
Total current assets	445,517	1,781	447,298
Deferred income tax assets—noncurrent	17,350	(310)	17,040
Total assets	554,198	1,471	555,669
Accrued liabilities	58,620	984	59,604
Income tax payable	—	58	58
Total current liabilities	179,553	1,042	180,595
Total liabilities	609,685	1,042	610,727
Accumulated deficit	(56,083)	429	(55,654)
Total Global Brass and Copper Holdings, Inc. stockholder’s deficit	(58,928)	429	(58,499)
Total deficit	(55,487)	429	(55,058)
Total liabilities and deficit	554,198	1,471	555,669
Consolidated Statements of Operations
	Three Months Ended September 30, 2012
Cost of sales	$348,995	$585	$349,580
Gross profit	44,982	(585)	44,397
Operating income	27,629	(585)	27,044
Income before provision for income taxes and equity income	18,230	(585)	17,645
Provision for income taxes	6,670	99	6,769
Income before equity income	11,560	(684)	10,876
Net income	11,821	(684)	11,137
Net income attributable to Global Brass and Copper Holdings, Inc.	11,716	(684)	11,032
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$0.55	$(0.03)	$0.52

	Nine Months Ended September 30, 2012
Cost of sales	$1,112,909	$(34)	$1,112,875
Gross profit	141,438	34	141,472
Operating income	68,197	34	68,231
Income before provision for income taxes and equity income	18,519	34	18,553
Provision for income taxes	13,891	105	13,996
Income before equity income	4,628	(71)	4,557
Net income	5,364	(71)	5,293
Net income attributable to Global Brass and Copper Holdings, Inc.	5,091	(71)	5,020
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$0.24	$—	$0.24
Consolidated Statements of Comprehensive Income
	Three Months Ended September 30, 2012
Net income	$11,821	$(684)	$11,137
Comprehensive income	11,814	(684)	11,130
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	11,731	(684)	11,047

	Nine Months Ended September 30, 2012
Net income	$5,364	$(71)	$5,293
Comprehensive income	5,234	(71)	5,163
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	4,961	(71)	4,890
Consolidated Statement of Changes in Equity
	Nine Months Ended September 30, 2012
Net income	$5,364	$(71)	$5,293
Net income attributable to Global Brass and Copper Holdings, Inc.	5,091	(71)	5,020
Accumulated deficit—Balance, September 30, 2012	(56,083)	429	(55,654)
Total Global Brass and Copper Holdings, Inc. stockholder’s deficit—Balance, September 30, 2012	(58,928)	429	(58,499)
Total deficit—Balance, September 30, 2012	(55,487)	429	(55,058)

Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Summary of Inventories

The Company’s inventories are as follows:

	As of
	June 30, 2013	December 31, 2012
Raw materials and supplies	$37,111	$37,766
Work-in-process	83,811	69,286
Finished goods	78,627	67,326

Total inventories	$199,549	$174,378

The Company’s inventories are as follows:

	As of December 31,
	2012	2011
Raw materials and supplies	$37,766	$21,320
Work-in-process	69,286	93,555
Finished goods	67,326	71,072

Total inventories	$174,378	$185,947

Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Components of Prepaid Expenses and Other Current Assets

The Company’s prepaid expenses and other current assets are as follows:

	As of
	June 30, 2013	December 31, 2012
Collateral on deposit—commodity derivative contracts	$267	$767
Commodity derivative contracts	458	548
Deferred expense	12,003	—
Loss fund payments—workers’ compensation	6,883	6,968
Prepaid insurance	2,131	1,261
Prepaid tooling	1,604	764
Other	1,746	1,833

Total prepaid expenses and other current assets	$25,092	$12,141

The Company’s prepaid expenses and other current assets are as follows:

	As of December 31,
	2012	2011
Collateral on deposit—commodity derivative contracts	$767	$4,622
Commodity derivative contracts	548	—
Deferred financing fees, net	—	3,646
Loss fund payments—workers’ compensation	6,968	7,538
Prepaid insurance	1,261	1,974
Other	2,597	2,132

Total prepaid expenses and other current assets	$12,141	$19,912

Other Noncurrent Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Other Noncurrent Assets

Other noncurrent assets consisted of the following:

	As of
	June 30, 2013	December 31, 2012
Deferred financing fees, net	$15,852	$17,082
Utility and other deposits	942	668
Interest rate cap agreements	—	1
Other	—	4

Total other noncurrent assets	$16,794	$17,755

Other noncurrent assets consisted of the following:

	As of December 31,
	2012	2011
Deferred financing fees, net	$17,082	$9,779
Utility and other deposits	668	1,060
Interest rate cap agreements	1	157
Other	4	177

Total other noncurrent assets	$17,755	$11,173

Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Components of Accrued Liabilities

Accrued liabilities consisted of the following:

	As of
	June 30, 2013	December 31, 2012
Personnel expense	$15,727	$20,872
Workers’ compensation	15,281	15,754
Deferred revenue	11,952	—
Professional fees	870	2,145
Insurance	2,150	2,253
Utilities	1,607	1,844
Taxes	1,097	1,745
Tooling	712	686
Other	3,289	3,125

Total accrued liabilities	$52,685	$48,424

Accrued liabilities consisted of the following:

	As of December 31,
	2012	2011
Commodity derivative contracts	$—	$1,825
Personnel expense	20,872	20,548
Workers’ compensation	15,754	15,653
Professional fees	2,145	2,623
Insurance	2,253	1,689
Utilities	1,844	1,531
Taxes	1,745	1,471
Other	3,811	3,264

Total accrued liabilities	$48,424	$48,604

Financing (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Components of Long-Term Debt	Long-term debt consisted of the following:

	As of
	June 30, 2013	December 31, 2012
ABL Facility	$56,000	$14,522
Senior Secured Notes	375,000	375,000

Total long-term debt	$431,000	$389,522

Long-term debt consisted of the following:

	As of December 31,
	2012	2011
ABL Facility	$14,522	$—
Senior Secured Notes	375,000	—
Term Loan Facility	—	310,875
Discount, net of amortization	—	(7,297)

	389,522	303,578
Less: Current maturities of long-term debt	—	31,880

Total long-term debt	$389,522	$271,698

Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Summary of Effective Income Tax Rate

The effective income tax rate, which is provision for income taxes as a percentage of income before provision for income taxes and equity income, differs from the amount determined by applying the applicable U.S. statutory federal income tax rate to pretax results primarily as a result of the following:

	Six Months Ended June 30,
	2013	2012
Statutory provision rate	35.0%	35.0%

Permanent differences and other items
State tax provision	19.2%	1.2%
Section 199 manufacturing credit	(16.4%)	(0.5%)
Return to provision adjustments / Uncertain tax positions	(2.5%)	(69.0%)
Non-deductible non-cash compensation	169.1%	838.2%
Other	2.0%	(9.0%)

Effective income tax rate	206.4%	795.9%

The effective income tax rate differs from the amount determined by applying the applicable U.S. statutory federal income tax rate to pretax results primarily as a result of the following:

	Year Ended December 31,
	2012	2011	2010
Statutory provision rate	35.0%	35.0%	35.0%
Permanent differences and other items
State tax provision	6.7%	3.9%	6.0%
Section 199 manufacturing credit	(3.2%)	(2.3%)	(1.5%)
Incremental tax effects of foreign earnings	1.8%	0.2%	0.3%
Return to provision adjustments	1.2%	(0.7%)	(2.2%)
Re-rate of deferred taxes	(0.8%)	(0.3%)	(0.2%)
Non-deductible non-cash compensation	22.0%	0.4%	1.8%
Other	(1.0%)	0.4%	0.4%

Effective income tax rate	61.7%	36.6%	39.6%

Income Before Provision for Income Taxes and Equity Income

Income before provision for income taxes and equity income is comprised of the following:

	Year Ended December 31,
	2012	2011	2010
Domestic	$24,583	$81,534	$61,903
Foreign	6,502	4,303	5,388

Total	$31,085	$85,837	$67,291

Provision for Income Taxes

The provision for income taxes is summarized as follows:

	Year Ended December 31,
	2012	2011	2010
Current tax provision
U.S. federal	$10,329	$16,518	$13,663
State and local	1,923	3,347	5,660
Foreign	1,685	1,081	1,312

Total current	13,937	20,946	20,635

Deferred tax provision
U.S. federal	4,389	10,209	5,760
State and local	571	188	372
Foreign	288	94	(91)

Total deferred	5,248	10,491	6,041

Total provision	$19,185	$31,437	$26,676

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are comprised of the following:

	As of December 31,
	2012	2011
Deferred tax assets
Inventory	$48,932	$50,936
Accruals and other reserves	7,721	8,376
Financing fees	—	731
Accounts receivable	1,082	939
UNICAP adjustment	1,278	1,319
Derivative contracts	487	1,104
Other	680	—

Gross deferred tax assets	$60,180	$63,405
Deferred tax liabilities
Investments in foreign entities	$7,310	$6,507
Fixed assets and intangibles	11,122	7,139
Financing fees	2,145	—
Other	—	762

Gross deferred tax liability	20,577	14,408

Net deferred tax asset	$39,603	$48,997

Net current deferred tax asset	$33,465	$29,027
Net long-term deferred tax asset	6,138	19,970

Net deferred tax asset	$39,603	$48,997

Reconciliation of Summary of Activity of Uncertain Tax Positions

A reconciliation of the summary of activity of the Company’s uncertain tax positions is summarized as follows:

Balance at January 1, 2011	$35,483
Additions for tax positions related to prior years	207
Reductions for tax positions related to prior years	(4,350)

Balance at December 31, 2011	$31,340
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	(1,963)
Reductions due to tax settlements	(1,515)
Reductions due to tax statute of limitations	(461)

Balance at December 31, 2012	$27,401

Derivative Contracts (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Effects of Derivative Contracts in Condensed Consolidated Financial Statements

The following tables summarize the gross amounts of recognized derivative assets and liabilities, the net amounts presented in the consolidated balance sheet, and the net amounts after deducting collateral that has been deposited with counterparties:

	As of June 30, 2013
				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Assets Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
Open metal contracts	$1,953	$(1,574)	$379	$—	$—	$379
(334 contracts)
Open electricity contracts	79	—	79	—	—	79
(6 contracts)
Interest rate cap agreements	—	—	—	—	—	—
(2 contracts)

Total	$2,032	$(1,574)	$458	$—	$—	$458

Consolidated balance sheet location:
Prepaid expenses and other current assets		$458

Total		$458

				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Liabilities Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Deposited	Net Amount
Open metal contracts	$1,574	$(1,574)	$—	$—	$—	$—
(218 contracts)

Total	$1,574	$(1,574)	$—	$—	$—	$—

	As of December 31, 2012
				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Assets Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
Open metals contracts	$603	$(224)	$379	$—	$—	$379
(208 contracts)
Open natural gas contracts	2	—	2	—	—	2
(6 contracts)
Open electricity contracts	169	(2)	167	—	—	167
(17 contracts)
Interest rate cap agreements	1	—	1	—	—	1
(2 contracts)

Total	$775	$(226)	$549	$—	$—	$549

Consolidated balance sheet location:
Prepaid expenses and other current assets		$548
Other noncurrent assets		1

Total		$549

				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Liabilities Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Deposited	Net Amount
Open metals contracts	$224	$(224)	$—	$—	$—	$—
(85 contracts)
Open electricity contracts	2	(2)	—	—	—	—
(1 contract)

Total	$226	$(226)	$—	$—	$—	$—

The following table summarizes the effects of derivative contracts in the consolidated statements of operations:

	Six Months Ended June 30,
	2013	2012
Cost of sales
Realized and unrealized gain—metal contracts	$651	$504
Realized and unrealized (loss) gain—natural gas contracts	(2)	69
Realized and unrealized loss—electricity contracts	(85)	(35)

Total	$564	$538

Interest expense
Unrealized loss—interest rate cap agreements	$(1)	$(146)

The following tables summarize the gross amounts of recognized derivative assets and liabilities, the net amounts presented in the consolidated balance sheet, and the net amounts after deducting collateral that has been deposited with counterparties:

	As of December 31, 2012
				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Assets Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
Open metals contracts	$603	$(224)	$379	$—	$—	$379
(208 contracts)
Open natural gas contracts	2	—	2	—	—	2
(6 contracts)
Open electricity contracts	169	(2)	167	—	—	167
(17 contracts)
Interest rate cap agreements	1	—	1	—	—	1
(2 contracts)

Total	$775	$(226)	$549	$—	$—	$549

Consolidated balance sheet location:
Prepaid expenses and other current assets		$548
Other noncurrent assets		1

Total		$549

				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Liabilities Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Deposited	Net Amount
Open metals contracts	$224	$(224)	$—	$—	$—	$—
(85 contracts)
Open electricity contracts	2	(2)	—	—	—	—
(1 contract)

Total	$226	$(226)	$—	$—	$—	$—

	As of December 31, 2011
				Gross Amounts Not Offset in the Consolidated Balance Sheet
(dollars in thousands)	Gross Amounts of Recognized Assets	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Assets Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
Open metals contracts (88 contracts)	$294	$(294)	$—	$—	$—	$—
Open electricity contracts (6 contracts)	43	(43)	—	—	—	—
Interest rate cap agreements (2 contracts)	157	—	157	—	—	157

Total	$494	$(337)	$157	$—	$—	$157

Consolidated balance sheet location:
Other noncurrent assets			$157

				Gross Amounts Not Offset in the Consolidated Balance Sheet
(dollars in thousands)	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Liabilities Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Deposited	Net Amount
Open metals contracts (151 contracts)	$1,647	$(294)	$1,353	$—	$(1,353)	$—
Open natural gas contracts (31 contracts)	384	—	384	—	(384)	—
Open electricity contracts (8 contracts)	131	(43)	88	—	—	88

Total	$2,162	$(337)	$1,825	$—	$(1,737)	$88

Consolidated balance sheet location:
Accrued liabilities			$1,825

The following table summarizes the effects of derivative contracts in the consolidated statements of operations:

	Year Ended December 31,
	2012	2011	2010
Cost of sales
Realized and unrealized loss—metal contracts	$1,339	$3,884	$7,605
Realized and unrealized loss—natural gas contracts	76	517	1,825
Realized and unrealized loss—electricity contracts	243	57	—

Total	$1,658	$4,458	$9,430

Interest expense
Unrealized loss (gain)—interest rate cap agreements	$156	$1,851	$(800)

Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Schedule of Inputs Used to Derive Fair Value of Company's Assets and Liabilities

The following tables provide the hierarchy of inputs used to derive the fair value of the Company’s assets at fair value on a recurring basis as of June 30, 2013 and December 31, 2012:

	As of June 30, 2013
	Level 1	Level 2	Level 3	Total
Open metal contracts	$—	$379	$—	$379
Open electricity contracts	—	79	—	79

Total assets	$—	$458	$—	$458

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Open metal contracts	$—	$379	$—	$379
Open natural gas contracts	—	2	—	2
Open electricity contracts	—	167	—	167
Interest rate cap agreements	—	1	—	1

Total assets	$—	$549	$—	$549

Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Reconciliation of Segment Adjusted EBITDA to Income Before Provision for Income Taxes and Equity Income

Below is a reconciliation of the Company’s Segment Adjusted EBITDA to income before provision for income taxes and equity income:

			Six Months Ended June 30,
			2013	2012
Net Sales, External Customers
Olin Brass			$403,065	$332,090
Chase			339,179	354,609
Oster			164,196	173,671

Total net sales, external customers			$906,440	$860,370

Intersegment Net Sales
Olin Brass			$28,548	$25,107
Chase			7	302
Oster			108	22

Total intersegment net sales			$28,663	$25,431

Segment Adjusted EBITDA
Olin Brass			$27,683	$23,751
Chase			37,835	37,191
Oster			8,853	10,428

Total segment adjusted EBITDA			74,371	71,370
Corporate and Other			(14,327)	(9,429)
Loss on extinguishment of debt			—	(19,612)
Depreciation and amortization			(3,981)	(3,205)
Interest expense			(19,834)	(19,958)
Equity method investment income	(A	)	(498)	(113)
Net income attributable to noncontrolling interest			159	168
Lower of cost or market adjustment to inventory			(318)	—
(Loss) gain on derivative contracts			(62)	1,204
Share-based compensation expense			(181)	—
Compensation expense—profits interest awards			(29,271)	(19,517)

Income before provision for income taxes and equity income			$6,058	$908

(A)	Excludes accretion income of $362 in each of the six months ended June 30, 2013 and 2012. Equity method investment income is exclusive to Olin Brass.

Below is a reconciliation of the Company’s Segment Adjusted EBITDA to income before provision for income taxes and equity income:

			Year Ended December 31,
			2012	2011	2010
Net Sales, External Customers
Olin Brass			$676,563	$718,244	$710,271
Chase			647,711	704,968	611,870
Oster			326,246	355,931	336,588

Total net sales, external customers			$1,650,520	$1,779,143	$1,658,729

Intersegment Net Sales
Olin Brass			$46,287	$48,312	$57,919
Chase			305	626	765
Oster			167	285	928

Total intersegment net sales			$46,759	$49,223	$59,612

Segment Adjusted EBITDA
Olin Brass			$45,115	$45,320	$23,291
Chase			66,641	73,658	61,158
Oster			19,517	17,898	21,324

Total segment adjusted EBITDA			131,273	136,876	105,773
Corporate and Eliminations			(20,562)	(19,518)	(15,714)
Loss on extinguishment of debt			(19,612)	—	—
Depreciation and amortization			(6,934)	(4,759)	(2,971)
Interest expense			(39,727)	(40,010)	(25,076)
Equity method investment income	(A	)	(271)	(164)	(806)
Net income attributable to noncontrolling interest			374	156	512
LIFO liquidation gain			4,775	15,236	21,009
Lower of cost or market adjustment to inventory			(302)	—	—
Gain (loss) on derivative contracts			1,588	(1,095)	(11,984)
Compensation expense—profits interest awards			(19,517)	(885)	(3,452)

Income before provision for income taxes and equity income			$31,085	$85,837	$67,291

(A)	Excludes accretion income of $724 in each of the years ended December 31, 2012, 2011 and 2010. Equity method investment income is exclusive to Olin Brass.

	Year Ended December 31,
	2012	2011	2010
Depreciation and amortization
Olin Brass	$3,849	$2,622	$1,624
Chase	2,521	1,921	1,200
Oster	247	196	147
Corporate and Eliminations	317	20	—

Total depreciation and amortization	$6,934	$4,759	$2,971

LIFO liquidation gain/(loss)
Olin Brass	$175	$8,401	$23,253
Chase	1,623	—	75
Oster	4,478	7,050	(48)
Corporate and Eliminations	(1,501)	(215)	(2,271)

Total LIFO liquidation gain	$4,775	$15,236	$21,009

Capital expenditures
Olin Brass	$12,455	$10,818	$3,999
Chase	6,846	10,171	7,377
Oster	558	505	551
Corporate and Eliminations	549	946	—

Total capital expenditures	$20,408	$22,440	$11,927

Summarized Geographic Information

Summarized geographic information is shown in the following table. Net sales are attributed to individual countries based on the location from which the products are shipped. No customer represented 10 percent or more of consolidated revenues in 2012, 2011 or 2010.

	Year Ended December 31,
	2012	2011	2010
Net sales:
United States	$1,556,865	$1,691,007	$1,567,472
Asia Pacific	53,668	54,638	62,358
Mexico	39,987	33,498	28,899

Total net sales	$1,650,520	$1,779,143	$1,658,729

Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earning Per Shares Attributable to Company

The following table sets forth the computation of basic and diluted earnings per share attributable to the Company:

	Six Months Ended June 30,
	2013	2012
Numerator
Net loss attributable to Global Brass and Copper Holdings, Inc.	$(5,744)	$(6,012)

Denominator
Weighted-average common shares outstanding	21,110,000	21,110,000
Effect of potentially dilutive securities:
Stock options and nonvested share awards	—	—

Weighted-average common shares outstanding, assuming dilution	21,110,000	21,110,000

Net loss attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$(0.27)	$(0.28)
Diluted	$(0.27)	$(0.28)

Condensed Consolidating Financial Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Consolidating Balance Sheet

	Condensed Consolidating Balance Sheet As of June 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$—	$34,457	$—	$4,207	$(4,654)	$34,010
Accounts receivable, net of allowance	—	4,815	182,082	16,443	—	203,340
Inventories	—	—	181,937	17,902	(290)	199,549
Prepaid expenses and other current assets	—	10,030	14,925	195	(58)	25,092
Deferred income taxes	—	31,760	—	—	—	31,760
Income tax receivable	—	2,147	—	—	—	2,147

Total current assets	—	83,209	378,944	38,747	(5,002)	495,898
Property, plant and equipment, net	—	985	73,999	346	—	75,330
Investment in joint venture	—	—	2,168	—	—	2,168
Investment in subsidiaries	—	591,583	19,336	—	(610,919)	—
Intercompany accounts	—	—	253,943	—	(253,943)	—
Goodwill	—	—	4,399	—	—	4,399
Intangible assets, net	—	—	787	—	—	787
Deferred income taxes	—	6,826	—	—	—	6,826
Other noncurrent assets	—	15,878	916	—	—	16,794

Total assets	$—	$698,481	$734,492	$39,093	$(869,864)	$602,202

Liabilities and (deficit) / equity
Current liabilities:
Accounts payable	$—	$290	$108,410	$3,283	$(5,002)	$106,981
Accrued liabilities	—	17,494	34,455	736	—	52,685
Accrued interest	—	3,395	—	—	—	3,395
Income taxes payable	—	39	44	251	—	334

Total current liabilities	—	21,218	142,909	4,270	(5,002)	163,395
Long-term debt	—	431,000	—	—	—	431,000
Other noncurrent liabilities	—	27,678	—	—	—	27,678
Obligations and advances in excess of investment in subsidiary	16,502	—	—	—	(16,502)	—
Intercompany accounts	7,145	235,087	—	11,711	(253,943)	—

Total liabilities	23,647	714,983	142,909	15,981	(275,447)	622,073

Commitments and contingencies	—	—	—	—	—	—
Global Brass and Copper Holdings, Inc. stockholder’s (deficit) / equity	(23,647)	(16,502)	591,583	19,336	(594,417)	(23,647)
Noncontrolling interest	—	—	—	3,776	—	3,776

Total (deficit) / equity	(23,647)	(16,502)	591,583	23,112	(594,417)	(19,871)

Total liabilities and (deficit) / equity	$—	$698,481	$734,492	$39,093	$(869,864)	$602,202

	Condensed Consolidating Balance Sheet As of December 31, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$—	$8,537	$—	$5,446	$(121)	$13,862
Accounts receivable, net of allowance	—	4,630	144,533	15,154	—	164,317
Inventories	—	343	158,713	15,885	(563)	174,378
Prepaid expenses and other current assets	—	9,229	2,600	312	—	12,141
Deferred income taxes	—	33,465	—	—	—	33,465
Income tax receivable, net	—	1,656	—	—	(356)	1,300

Total current assets	—	57,860	305,846	36,797	(1,040)	399,463
Property, plant and equipment, net	—	1,154	69,646	327	—	71,127
Investment in joint venture	—	—	2,972	—	—	2,972
Investment in subsidiaries	—	522,912	19,850	—	(542,762)	—
Intercompany accounts	—	—	223,081	—	(223,081)	—
Goodwill	—	—	4,399	—	—	4,399
Intangible assets, net	—	—	839	—	—	839
Deferred income taxes	—	6,138	—	—	—	6,138
Other noncurrent assets	—	17,115	640	—	—	17,755

Total assets	$—	$605,179	$627,273	$37,124	$(766,883)	$502,693

Liabilities and (deficit) / equity
Current liabilities:
Accounts payable	$—	$1,398	$77,390	$2,910	$(121)	$81,577
Accrued liabilities	—	20,592	26,971	861	—	48,424
Accrued interest	—	3,287	—	—	—	3,287
Income taxes payable	—	248	—	356	(356)	248

Total current liabilities	—	25,525	104,361	4,127	(477)	133,536
Long-term debt	—	389,522	—	—	—	389,522
Other noncurrent liabilities	—	27,436	—	—	—	27,436
Obligations and advances in excess of investment in subsidiary	42,522	—	—	—	(42,522)	—
Intercompany accounts	8,829	205,218	—	9,597	(223,644)	—

Total liabilities	51,351	647,701	104,361	13,724	(266,643)	550,494

Commitments and contingencies	—	—	—	—	—	—
Global Brass and Copper Holdings, Inc. stockholder’s (deficit) / equity	(51,351)	(42,522)	522,912	19,850	(500,240)	(51,351)
Noncontrolling interest	—	—	—	3,550	—	3,550

Total (deficit) / equity	(51,351)	(42,522)	522,912	23,400	(500,240)	(47,801)

Total liabilities and (deficit) / equity	$—	$605,179	$627,273	$37,124	$(766,883)	$502,693

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Balance Sheet

December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$—	$8,537	$—	$5,446	$(121)	$13,862
Accounts receivable, net of allowance	—	4,630	144,533	15,154	—	164,317
Inventories	—	343	158,713	15,885	(563)	174,378
Prepaid expenses and other current assets	—	9,229	2,600	312	—	12,141
Deferred income taxes	—	33,465	—	—	—	33,465
Income tax receivable, net	—	1,656	—	—	(356)	1,300

Total current assets	—	57,860	305,846	36,797	(1,040)	399,463
Property, plant and equipment, net	—	1,154	69,646	327	—	71,127
Investment in joint venture	—	—	2,972	—	—	2,972
Investment in subsidiaries	—	522,912	19,850	—	(542,762)	—
Intercompany accounts	—	—	223,081	—	(223,081)	—
Goodwill	—	—	4,399	—	—	4,399
Intangible assets, net	—	—	839	—	—	839
Deferred income taxes	—	6,138	—	—	—	6,138
Other noncurrent assets	—	17,115	640	—	—	17,755

Total assets	$—	$605,179	$627,273	$37,124	$(766,883)	$502,693

Liabilities and (deficit) / equity
Current liabilities:
Accounts payable	$—	$1,398	$77,390	$2,910	$(121)	$81,577
Accrued liabilities	—	20,592	26,971	861	—	48,424
Accrued interest	—	3,287	—	—	—	3,287
Income taxes payable	—	248	—	356	(356)	248

Total current liabilities	—	25,525	104,361	4,127	(477)	133,536
Long-term debt	—	389,522	—	—	—	389,522
Other noncurrent liabilities	—	27,436	—	—	—	27,436
Obligations and advances in excess of investment in subsidiary	42,522	—	—	—	(42,522)	—
Intercompany accounts	8,829	205,218	—	9,597	(223,644)	—

Total liabilities	51,351	647,701	104,361	13,724	(266,643)	550,494

Commitments and contingencies	—	—	—	—	—	—
Global Brass and Copper Holdings, Inc. stockholder’s (deficit) / equity	(51,351)	(42,522)	522,912	19,850	(500,240)	(51,351)
Noncontrolling interest	—	—	—	3,550	—	3,550

Total (deficit) / equity	(51,351)	(42,522)	522,912	23,400	(500,240)	(47,801)

Total liabilities and (deficit) / equity	$—	$605,179	$627,273	$37,124	$(766,883)	$502,693

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$—	$45,302	$—	$4,648	$(413)	$49,537
Accounts receivable, net of allowance	—	4,184	145,083	12,448	—	161,715
Inventories	—	218	174,429	11,921	(621)	185,947
Prepaid expenses and other current assets	—	17,916	2,245	135	(384)	19,912
Deferred income taxes	—	29,027	—	—	—	29,027
Income tax receivable, net	—	5,204	128	—	(286)	5,046

Total current assets	—	101,851	321,885	29,152	(1,704)	451,184
Property, plant and equipment, net	—	923	56,322	311	—	57,556
Investment in joint venture	—	—	3,507	—	—	3,507
Investment in subsidiaries	85,020	393,708	13,351	—	(492,079)	—
Intercompany accounts	—	—	92,889	—	(92,889)	—
Goodwill	—	—	4,399	—	—	4,399
Intangible assets, net	—	—	951	—	—	951
Deferred income taxes	—	19,970	—	—	—	19,970
Other noncurrent assets	—	9,963	1,210	—	—	11,173

Total assets	$85,020	$526,415	$494,514	$29,463	$(586,672)	$548,740

Liabilities and (deficit) / equity
Current liabilities:
Current maturities of long-term debt	$—	$31,880	$—	$—	$—	$31,880
Accounts payable	—	—	76,190	2,495	(797)	77,888
Accrued liabilities	—	23,202	24,616	786	—	48,604
Accrued interest	—	4,069	—	—	—	4,069
Income taxes payable	—	300	—	286	(286)	300

Total current liabilities	—	59,451	100,806	3,567	(1,083)	162,741
Long-term debt	—	271,698	—	—	—	271,698
Other noncurrent liabilities	—	31,641	—	—	—	31,641
Intercompany accounts	5,528	78,605	—	9,377	(93,510)	—

Total liabilities	5,528	441,395	100,806	12,944	(94,593)	466,080

Commitments and contingencies	—	—	—	—	—	—
Global Brass and Copper Holdings, Inc. stockholder’s (deficit) / equity	79,492	85,020	393,708	13,351	(492,079)	79,492
Noncontrolling interest	—	—	—	3,168	—	3,168

Total (deficit) / equity	79,492	85,020	393,708	16,519	(492,079)	82,660

Total liabilities and (deficit) / equity	$85,020	$526,415	$494,514	$29,463	$(586,672)	$548,740

Condensed Consolidating Statement of Operations

	Condensed Consolidating Statement of Operations Six Months Ended June 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$872,130	$48,498	$(14,188)	$906,440
Cost of sales	—	116	777,054	44,842	(14,188)	807,824

Gross profit	—	(116)	95,076	3,656	—	98,616
Selling, general and administrative expenses	5,188	28,856	37,056	1,433	—	72,533

Operating income (loss)	(5,188)	(28,972)	58,020	2,223	—	26,083
Interest expense	—	19,834	—	—	—	19,834
Other (income) expense, net	—	187	(83)	87	—	191

Income (loss) before provision for (benefit from) income taxes and equity income (loss)	(5,188)	(48,993)	58,103	2,136	—	6,058
Provision for (benefit from) income taxes	(1,997)	(9,953)	23,690	763	—	12,503

Income (loss) before equity income (loss)	(3,191)	(39,040)	34,413	1,373	—	(6,445)
Equity income (loss), net of tax	(2,553)	36,487	2,074	—	(35,148)	860

Net income (loss)	(5,744)	(2,553)	36,487	1,373	(35,148)	(5,585)
Less: Net income attributable to noncontrolling interest	—	—	—	159	—	159

Net income (loss) attributable to Global Brass and Copper Holdings, Inc.	$(5,744)	$(2,553)	$36,487	$1,214	$(35,148)	$(5,744)

	Condensed Consolidating Statement of Operations Six Months Ended June 30, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$829,135	$44,619	$(13,384)	$860,370
Cost of sales	—	(1,905)	738,120	40,464	(13,384)	763,295

Gross profit	—	1,905	91,015	4,155	—	97,075
Selling, general and administrative expenses	735	21,812	32,044	1,297	—	55,888

Operating income (loss)	(735)	(19,907)	58,971	2,858	—	41,187
Interest expense (income)	—	19,961	(3)	—	—	19,958
Loss on extinguishment of debt	—	19,612	—	—	—	19,612
Other (income) expense, net	—	597	251	(139)	—	709

Income (loss) before provision for (benefit from) income taxes and equity income (loss)	(735)	(60,077)	58,723	2,997	—	908
Provision for (benefit from) income taxes	(283)	(19,161)	26,662	9	—	7,227

Income (loss) before equity income (loss)	(452)	(40,916)	32,061	2,988	—	(6,319)
Equity income (loss), net of tax	(5,560)	35,356	3,295	—	(32,616)	475

Net income (loss)	(6,012)	(5,560)	35,356	2,988	(32,616)	(5,844)
Less: Net income attributable to noncontrolling interest	—	—	—	168	—	168

Net income (loss) attributable to Global Brass and Copper Holdings, Inc.	$(6,012)	$(5,560)	$35,356	$2,820	$(32,616)	$(6,012)

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Operations

Year Ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,584,301	$93,655	$(27,436)	$1,650,520
Cost of sales	—	83	1,409,588	85,099	(27,436)	1,467,334

Gross profit (loss)	—	(83)	174,713	8,556	—	183,186
Selling, general and administrative expenses	1,427	30,756	57,879	2,579	—	92,641

Operating income (loss)	(1,427)	(30,839)	116,834	5,977	—	90,545
Interest expense	—	39,730	(3)	—	—	39,727
Loss on extinguishment of debt	—	19,612	—	—	—	19,612
Other (income) expense, net	—	766	(120)	(525)	—	121

Income (loss) before provision for income taxes and equity income	(1,427)	(90,947)	116,957	6,502	—	31,085
Provision for (benefit from) income taxes	(550)	(30,066)	47,828	1,973	—	19,185

Income (loss) before equity income	(877)	(60,881)	69,129	4,529	—	11,900
Equity income, net of tax	13,398	74,279	5,150	—	(91,832)	995

Net income	12,521	13,398	74,279	4,529	(91,832)	12,895
Less: Net income attributable to noncontrolling interest	—	—	—	374	—	374

Net income attributable to Global Brass and Copper Holdings, Inc.	$12,521	$13,398	$74,279	$4,155	$(91,832)	$12,521

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Operations

Year Ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,713,367	$88,136	$(22,360)	$1,779,143
Cost of sales	—	735	1,523,655	81,443	(22,360)	1,583,473

Gross profit (loss)	—	(735)	189,712	6,693	—	195,670
Selling, general and administrative expenses	1,650	15,721	49,451	2,569	—	69,391

Operating income (loss)	(1,650)	(16,456)	140,261	4,124	—	126,279
Interest expense	—	39,950	60	—	—	40,010
Other (income) expense, net	—	292	317	(177)	—	432

Income (loss) before provision for income taxes and equity income	(1,650)	(56,698)	139,884	4,301	—	85,837
Provision for (benefit from) income taxes	(635)	(20,765)	51,662	1,175	—	31,437

Income (loss) before equity income	(1,015)	(35,933)	88,222	3,126	—	54,400
Equity income, net of tax	56,147	92,080	3,858	—	(151,197)	888

Net income	55,132	56,147	92,080	3,126	(151,197)	55,288
Less: Net income attributable to noncontrolling interest	—	—	—	156	—	156

Net income attributable to Global Brass and Copper Holdings, Inc.	$55,132	$56,147	$92,080	$2,970	$(151,197)	$55,132

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Operations

Year Ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,599,714	$91,256	$(32,241)	$1,658,729
Cost of sales	—	16,759	1,428,661	83,516	(32,241)	1,496,695

Gross profit (loss)	—	(16,759)	171,053	7,740	—	162,034
Selling, general and administrative expenses	1,102	12,337	52,988	2,430	—	68,857

Operating income (loss)	(1,102)	(29,096)	118,065	5,310	—	93,177
Interest expense	—	25,070	6	—	—	25,076
Other (income) expense, net	—	668	219	(77)	—	810

Income (loss) before provision for income taxes and equity income	(1,102)	(54,834)	117,840	5,387	—	67,291
Provision for (benefit from) income taxes	(424)	(20,214)	46,093	1,221	—	26,676

Income (loss) before equity income	(678)	(34,620)	71,747	4,166	—	40,615
Equity income, net of tax	42,311	76,931	5,184	—	(122,896)	1,530

Net income	41,633	42,311	76,931	4,166	(122,896)	42,145
Less: Net income attributable to noncontrolling interest	—	—	—	512	—	512

Net income attributable to Global Brass and Copper Holdings, Inc.	$41,633	$42,311	$76,931	$3,654	$(122,896)	$41,633

Condensed Consolidating Statement of Comprehensive Income

	Condensed Consolidating Statement of Comprehensive Income (Loss) Six Months Ended June 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(5,744)	$(2,553)	$36,487	$1,373	$(35,148)	$(5,585)
Foreign currency translation adjustment, net of tax	(879)	(879)	(1,462)	209	2,199	(812)

Comprehensive income (loss)	(6,623)	(3,432)	35,025	1,582	(32,949)	(6,397)
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	226	—	226

Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.	$(6,623)	$(3,432)	$35,025	$1,356	$(32,949)	$(6,623)

	Condensed Consolidating Statement of Comprehensive Income (Loss) Six Months Ended June 30, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(6,012)	$(5,560)	$35,356	$2,988	$(32,616)	$(5,844)
Foreign currency translation adjustment, net of tax	(145)	(145)	(222)	799	(410)	(123)

Comprehensive income (loss)	(6,157)	(5,705)	35,134	3,787	(33,026)	(5,967)
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	190	—	190

Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.	$(6,157)	$(5,705)	$35,134	$3,597	$(33,026)	$(6,157)

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income	$12,521	$13,398	$74,279	$4,529	$(91,832)	$12,895
Other comprehensive income (loss):
Foreign currency translation adjustment	(457)	(457)	(521)	1,060	(74)	(449)

Comprehensive income	12,064	12,941	73,758	5,589	(91,906)	12,446
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	382	—	382

Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	$12,064	$12,941	$73,758	$5,207	$(91,906)	$12,064

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income	$55,132	$56,147	$92,080	$3,126	$(151,197)	$55,288
Other comprehensive income (loss):
Foreign currency translation adjustment	362	362	415	(417)	(253)	469

Comprehensive income	55,494	56,509	92,495	2,709	(151,450)	55,757
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	263	—	263

Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	$55,494	$56,509	$92,495	$2,446	$(151,450)	$55,494

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income	$41,633	$42,311	$76,931	$4,166	$(122,896)	$42,145
Other comprehensive income (loss):
Foreign currency translation adjustment	442	442	1,430	(1,741)	(60)	513

Comprehensive income	42,075	42,753	78,361	2,425	(122,956)	42,658
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	583	—	583

Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	$42,075	$42,753	$78,361	$1,842	$(122,956)	$42,075

Condensed Consolidating Statement of Cash Flows

	Condensed Consolidating Statement of Cash Flows Six Months Ended June 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by (used in) operating activities	$—	$(15,558)	$8,103	$935	$(11,408)	$(17,928)
Cash flows from investing activities
Capital expenditures	—	—	(8,268)	(37)	—	(8,305)
Payable to subsidiaries	(4,875)	—	—	—	4,875	—
Proceeds from sale of property, plant and equipment	—	—	165	4	—	169

Net cash provided by (used in) investing activities	(4,875)	—	(8,103)	(33)	4,875	(8,136)
Cash flows from financing activities
Borrowings on ABL Facility	—	229,787	—	—	—	229,787
Payments on ABL Facility	—	(188,309)	—	—	—	(188,309)
Distribution to stockholder	—	—	—	(2,000)	2,000	—
Net payments (amounts due) from stockholder	4,875	—	—	—	—	4,875

Net cash provided by (used in) financing activities	4,875	41,478	—	(2,000)	2,000	46,353
Effect of foreign currency exchange rate changes	—	—	—	(141)	—	(141)

Net increase (decrease) in cash	—	25,920	—	(1,239)	(4,533)	20,148
Cash at beginning of period	—	8,537	—	5,446	(121)	13,862

Cash at end of period	$—	$34,457	$—	$4,207	$(4,654)	$34,010

	Condensed Consolidating Statement of Cash Flows Six Months Ended June 30, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by (used for) operating activities	$73,624	$25,672	$6,649	$(999)	$(74,609)	$30,337
Cash flows from investing activities
Capital expenditures	—	(549)	(6,655)	(18)	—	(7,222)
Capital distributions from subsidiary	86,376	—	—		(86,376)	—
Payable to subsidiaries	2,161	—	—	—	(2,161)	—
Proceeds from sale of property, plant and equipment	—	—	6	—	—	6

Net cash provided by (used in) investing activities	88,537	(549)	(6,649)	(18)	(88,537)	(7,216)
Cash flows from financing activities
Deferred financing fees	—	(12,926)	—	—	—	(12,926)
Proceeds from senior secured notes	—	375,000	—	—	—	375,000
Payments on term loan	—	(310,875)	—	—	—	(310,875)
Borrowings on ABL Facility	—	81,586	—	—	—	81,586
Payments on ABL Facility	—	(30,913)	—	—	—	(30,913)
Distribution to stockholder	(160,000)	(160,000)	—	—	160,000	(160,000)
Amounts due from stockholder	(2,161)	—	—	—	—	(2,161)

Net cash used in financing activities	(162,161)	(58,128)	—	—	160,000	(60,289)
Effect of foreign currency exchange rate changes	—	—	—	(207)	—	(207)

Net decrease in cash	—	(33,005)	—	(1,224)	(3,146)	(37,375)

Cash at beginning of period	—	45,302	—	4,648	(413)	49,537
Cash at end of period	$—	$12,297	$—	$3,424	$(3,559)	$12,162

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by operating activities	$73,624	$58,118	$19,781	$1,299	$(70,908)	$81,914
Cash flows from investing activities
Capital expenditures	—	(549)	(19,813)	(46)	—	(20,408)
Capital distributions from subsidiary	86,376	—	—	—	(86,376)	—
Payable to subsidiaries	2,424	—	—	—	(2,424)	—
Other	—	—	32	—	—	32

Net cash provided by (used in) investing activities	88,800	(549)	(19,781)	(46)	(88,800)	(20,376)
Cash flows from financing activities
Deferred financing fees	—	(12,981)	—	—	—	(12,981)
Proceeds from senior secured notes	—	375,000	—	—	—	375,000
Payments on term loan	—	(310,875)	—	—	—	(310,875)
Borrowings on ABL Facility	—	204,275	—	—	—	204,275
Payments on ABL Facility	—	(189,753)	—	—	—	(189,753)
Distributions to stockholder	(160,000)	(160,000)	—	—	160,000	(160,000)
Amounts due from stockholder	(2,424)	—	—	—	—	(2,424)

Net cash used in financing activities	(162,424)	(94,334)	—	—	160,000	(96,758)
Effect of foreign currency exchange rate changes	—	—	—	(455)	—	(455)

Net (decrease) increase in cash	—	(36,765)	—	798	292	(35,675)
Cash at beginning of year	—	45,302	—	4,648	(413)	49,537

Cash at end of year	$—	$8,537	$—	$5,446	$(121)	$13,862

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by operating activities	$—	$37,381	$22,250	$2,687	$2,530	$64,848
Cash flows from investing activities
Capital expenditures	—	(946)	(21,429)	(65)	—	(22,440)
Payable to subsidiaries	2,451	—	—	—	(2,451)	—
Other	—	—	95	2	—	97

Net cash provided by (used in) investing activities	2,451	(946)	(21,334)	(63)	(2,451)	(22,343)
Cash flows from financing activities
Deferred financing fees	—	(1,675)	—	—	—	(1,675)
Payments on term loan	—	(3,300)	—	—	—	(3,300)
Borrowings on ABL Facility	—	168,021	—	—	—	168,021
Payments on ABL Facility	—	(168,021)	—	—	—	(168,021)
Principal payments under capital lease obligation	—	—	(916)	—	—	(916)
Amounts due from stockholder	(2,451)	—	—	—	—	(2,451)

Net cash used in financing activities	(2,451)	(4,975)	(916)	—	—	(8,342)
Effect of foreign currency exchange rate changes	—	—	—	(149)	—	(149)

Net increase in cash	—	31,460	—	2,475	79	34,014
Cash at beginning of year	—	13,842	—	2,173	(492)	15,523

Cash at end of year	$—	$45,302	$—	$4,648	$(413)	$49,537

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by operating activities	$42,500	$60,079	$9,237	$590	$(42,992)	$69,414
Cash flows from investing activities
Capital expenditures	—	—	(11,664)	(263)	—	(11,927)
Other	—	—	39	—	—	39

Net cash provided by (used in) investing activities	—	—	(11,625)	(263)	—	(11,888)
Cash flows from financing activities
Deferred financing fees	—	(15,131)	—	—	—	(15,131)
Proceeds from term loan	—	305,550	—	—	—	305,550
Payments on term loan	—	(825)	—	—	—	(825)
Borrowings on ABL Facility	—	1,096,578	—	—	—	1,096,578
Payments on ABL Facility	—	(1,272,197)	—	—	—	(1,272,197)
Principal payments under capital lease obligation	—	—	(52)	—	—	(52)
Payments on related party debt	—	(119,805)	—	—	—	(119,805)
Distribution to stockholder	(42,500)	(42,500)	—	—	42,500	(42,500)
Cash overdrafts	—	(1,228)	—	—	—	(1,228)

Net cash used in financing activities	(42,500)	(49,558)	(52)	—	42,500	(49,610)
Effect of foreign currency exchange rate changes	—	—	—	(225)	—	(225)

Net increase (decrease) in cash	—	10,521	(2,440)	102	(492)	7,691
Cash at beginning of year	—	3,321	2,440	2,071	—	7,832

Cash at end of year	$—	$13,842	$—	$2,173	$(492)	$15,523

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Reconciliation of Activity in Allowance for Doubtful Accounts

The reconciliation of the activity in the allowance for doubtful accounts is summarized below:

	Year Ended December 31,
	2012	2011	2010
Balance at beginning of period	$2,067	$7,921	$7,505
Provision for bad debts, net of reductions	(814)	(4,171)	1,324
Write-offs, net of recoveries	—	(1,683)	(908)
Recoveries, net of write-offs	155	—	—

Balance at end of period	$1,408	$2,067	$7,921

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property, Plant and Equipment Balances

The Company’s property, plant and equipment balances are as follows:

	As of December 31,		Useful Life (in years)
	2012	2011
Land and land improvements	$1,726	$1,598
Buildings	9,077	8,489	20
Machinery and equipment	55,175	42,715	12
Information technology	4,477	2,462	5
Motor vehicles	2,521	1,403	5
Leasehold improvements	1,083	127
Construction-in-process	13,324	10,279

Gross property, plant and equipment	87,383	67,073
Accumulated depreciation	(16,256)	(9,517)

Property, plant and equipment, net	$71,127	$57,556

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets Other Than Goodwill

Intangible assets other than goodwill consisted of the following:

	As of December 31,		Amortization Period (in years)
	2012	2011
Gross carrying amount:
Customer relationships	$1,350	$1,350	13
Non-compete agreement	380	380	4

Total gross intangible assets	1,730	1,730
Accumulated amortization:
Customer relationships	(511)	(407)
Non-compete agreement	(380)	(372)

Total accumulated amortization	(891)	(779)

Intangible assets, net	$839	$951

Amortization Expense Expected to be Incurred in Subsequent Years	Amortization expense is expected to be incurred in subsequent years as follows:

Year	Amortization
2013	$104
2014	104
2015	104
2016	104
2017	104
Thereafter	319

$839

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Lease Payments under Non-cancelable Leases	Future minimum lease payments under non-cancelable leases in effect are as follows:

Year	Payment
2013	$2,654
2014	1,621
2015	956
2016	612
2017	122
Thereafter	—

Total minimum lease payments	$5,965

Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
21.	Quarterly Financial Information (Unaudited)

	2012
	First Quarter (A)	Second Quarter (A)		Third Quarter (A)	Fourth Quarter
Net sales	$443,391	$416,979		$393,977	$396,173
Gross profit	49,954	47,121		44,397	41,714	(C)
Income (loss) before provision for (benefit from) income taxes and equity income	21,971	(21,063	) (B)	17,645	12,532
Net income (loss)	14,047	(19,891)		11,137	7,602
Net income (loss) attributable to Global Brass and Copper Holdings, Inc.	13,993	(20,005)		11,032	7,501
Net income (loss) attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	0.66	(0.95)		0.52	0.36

	2011
	First Quarter (A)	Second Quarter (A)		Third Quarter (A)	Fourth Quarter (A)
Net sales	$492,915	$473,251		$439,500	$373,477
Gross profit	50,026	44,231		38,077	63,336	(D)
Income before provision for income taxes and equity income	21,712	17,498		10,779	35,848
Net income	14,170	10,268		7,280	23,570
Net income attributable to Global Brass and Copper Holdings, Inc.	14,058	10,201		7,283	23,590
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	0.67	0.48		0.35	1.12

(A)	The above data have been adjusted for prior period revisions discussed in note 2, “Summary of Significant Accounting Policies” and as illustrated in note 22, “Revision of Prior Period Financial Statements (Unaudited)”.
(B)	Includes $19,612 loss on debt extinguishment and $19,517 profits interest compensation expense.
(C)	Includes $4,775 gain from liquidation of LIFO inventory layers.
(D)	Includes $15,236 gain from liquidation of LIFO inventory layers.

Basis of Presentation and Principles of Consolidation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended
	Jun. 30, 2013 Segment	Dec. 31, 2012 Segment	Jun. 30, 2013 Halkos [Member]	Jun. 30, 2013 IPO [Member]	Jun. 30, 2012 Raw material in-transit [Member] Restatement Adjustment [Member] Cost of Sales [Member]	Jun. 30, 2012 Raw material in-transit [Member] Restatement Adjustment [Member] Cost of Sales [Member]	Dec. 31, 2011 Raw material in-transit [Member] Restatement Adjustment [Member] Cost of Sales [Member]	Dec. 31, 2010 Raw material in-transit [Member] Restatement Adjustment [Member] Cost of Sales [Member]	Jun. 30, 2012 Raw material in-transit [Member] Restatement Adjustment [Member] Inventory [Member]	Dec. 31, 2011 Raw material in-transit [Member] Restatement Adjustment [Member] Inventory [Member]	Dec. 31, 2010 Raw material in-transit [Member] Restatement Adjustment [Member] Inventory [Member]	Jan. 01, 2010 Raw material in-transit [Member] Restatement Adjustment [Member] Inventory [Member]	Jun. 30, 2012 Duplicate Accruals for receipt of raw material [Member] Restatement Adjustment [Member] Cost of Sales [Member]	Jun. 30, 2012 Duplicate Accruals for receipt of raw material [Member] Restatement Adjustment [Member] Cost of Sales [Member]	Dec. 31, 2011 Duplicate Accruals for receipt of raw material [Member] Restatement Adjustment [Member] Cost of Sales [Member]	Jun. 30, 2012 Duplicate Accruals for receipt of raw material [Member] Restatement Adjustment [Member] Accounts Payable [Member] Cost of Sales [Member]	Dec. 31, 2011 Duplicate Accruals for receipt of raw material [Member] Restatement Adjustment [Member] Accrued Liabilities [Member]	Jun. 30, 2012 Workers Compensation Insurance [Member] Restatement Adjustment [Member]	Dec. 31, 2011 Workers Compensation Insurance [Member] Restatement Adjustment [Member] Cost of Sales [Member]	Dec. 31, 2010 Workers Compensation Insurance [Member] Restatement Adjustment [Member] Cost of Sales [Member]	Dec. 31, 2011 Workers Compensation Insurance [Member] Restatement Adjustment [Member] Accrued Liabilities [Member]	Dec. 31, 2010 Workers Compensation Insurance [Member] Restatement Adjustment [Member] Accrued Liabilities [Member]	Jan. 01, 2010 Workers Compensation Insurance [Member] Restatement Adjustment [Member] Accrued Liabilities [Member]	Dec. 31, 2012 Insurance Receivables [Member] Restatement Adjustment [Member] Insurance Receivable [Member]	Dec. 31, 2012 Insurance Receivables [Member] Restatement Adjustment [Member] Accrued Liabilities [Member]	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Consolidation And Basis Of Presentation [Line Items]
Common stock, shares issued				8,050,000
Percentage of common stock share outstanding			61.50%
Number of reportable segments	3	3
Percentage of ownership, equity method investment																										20.00%	20.00%	50.00%	50.00%
Overstated (understated) amount					$ 50	$ (388)	$ (148)	$ (297)	$ 811	$ 423	$ 275	$ (22)	$ 1,007	$ 1,007	$ 389	$ 1,396	$ 389	$ 298	$ 44	$ 733	$ (7,225)	$ (7,225)	$ (5,725)	$ (984)	$ (984)

Summary of Revisions to Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jan. 01, 2010
Accounts receivable, net of allowance	$ 203,340	$ 164,317	$ 211,638	$ 193,310	$ 203,740	$ 161,715
Inventories	199,549	174,378		180,004	172,677	185,947	163,492	168,735	202,515	192,623
Prepaid expenses and other current assets	25,092	12,141				19,912	25,746	22,201	31,101	38,441
Deferred income tax assets-current	31,760	33,465	26,361	29,343	28,119	29,027	27,716	27,053	28,394	29,312
Income tax receivable	2,147	1,300	474	4,520	1,405	5,046	3,260	1,804	2,993	2,276
Total current assets	495,898	399,463	447,298	430,404	497,339	451,184	464,098	473,231	510,401	439,564
Property, plant and equipment, net	75,330	71,127				57,556	52,067	47,780	42,587
Deferred income tax assets-noncurrent	6,826	6,138	17,040	19,657	19,798	19,970	31,257	31,921	32,520	34,254
Total assets	602,202	502,693	555,669	539,223	594,905	548,740	566,963	573,975	610,402	537,721
Accounts payable	106,981	81,577		104,585	111,425	77,888	107,959
Accrued liabilities	52,685	48,424	59,604	40,574	48,364	48,604	59,291	63,314	72,592	84,992
Income tax payable			58		64	300			398	199
Total current liabilities	163,395	133,536	180,595	148,507	195,457	162,741	175,044	183,986	201,326	170,999
Total liabilities	622,073	550,494	610,727	605,174	498,419	466,080	507,408	521,497	567,463	509,252
(Accumulated deficit)/Retained earnings	(53,897)	(48,153)	(55,654)	(66,686)	82,711	68,718	45,128	37,845	27,644	13,586
Total Global Brass and Copper Holdings, Inc. stockholder's (deficit)/equity	(23,647)	(51,351)	(58,499)	(69,309)	93,247	79,492	56,382	49,347	39,907	25,564
Total (deficit)/equity	(19,871)	(47,801)	(55,058)	(65,951)	96,486	82,660	59,555	52,478	42,940	28,469	24,859
Total liabilities and (deficit)/equity	602,202	502,693	555,669	539,223	594,905	548,740	566,963	573,975	610,402	537,721
Scenario, Previously Reported [Member]
Accounts receivable, net of allowance			210,654	192,326	202,756	160,731
Inventories				180,815	173,538	186,370	163,880	169,137	202,745	192,898
Prepaid expenses and other current assets							24,752	13,989	23,623	30,662
Deferred income tax assets-current			25,390	28,079	26,793	27,972	26,658	25,823	27,143	28,433
Income tax receivable			648	4,996	1,567	5,017	3,612	2,147	2,666	2,139
Total current assets			445,517	429,443	496,052	449,539	462,786	464,534	501,575	431,044
Property, plant and equipment, net							51,589	47,507	42,475
Deferred income tax assets-noncurrent			17,350	19,917	20,092	20,218	31,903	32,450	32,867	34,354
Total assets			554,198	538,522	593,912	547,343	565,819	565,534	601,811	529,301
Accounts payable				105,981	111,814	78,276	107,971
Accrued liabilities			58,620	39,590	47,080	47,619	59,526	55,849	65,352	78,002
Total current liabilities			179,553	148,919	194,498	161,844	175,291	176,521	193,688	163,810
Total liabilities			609,685	605,586	497,460	465,183	507,655	514,032	559,825	502,063
(Accumulated deficit)/Retained earnings			(56,083)	(67,799)	82,677	68,218	43,737	36,869	26,691	12,355
Total Global Brass and Copper Holdings, Inc. stockholder's (deficit)/equity			(58,928)	(70,422)	93,213	78,992	54,991	48,371	38,954	24,333
Total (deficit)/equity			(55,487)	(67,064)	96,452	82,160	58,164	51,502	41,987	27,238
Total liabilities and (deficit)/equity			554,198	538,522	593,912	547,343	565,819	565,534	601,811	529,301
Scenario, Adjustment [Member]
Accounts receivable, net of allowance			984	984	984	984
Inventories				(811)	(861)	(423)	(388)	(402)	(230)	(275)
Prepaid expenses and other current assets							994	8,212	7,478	7,779
Deferred income tax assets-current			971	1,264	1,326	1,055	1,058	1,230	1,251	879
Income tax receivable			(174)	(476)	(162)	29	(352)	(343)	327	137
Total current assets			1,781	961	1,287	1,645	1,312	8,697	8,826	8,520
Property, plant and equipment, net							478	273	112
Deferred income tax assets-noncurrent			(310)	(260)	(294)	(248)	(646)	(529)	(347)	(100)
Total assets			1,471	701	993	1,397	1,144	8,441	8,591	8,420
Accounts payable				(1,396)	(389)	(388)	(12)
Accrued liabilities			984	984	1,284	985	(235)	7,465	7,240	6,990
Income tax payable			58		64	300			398	199
Total current liabilities			1,042	(412)	959	897	(247)	7,465	7,638	7,189
Total liabilities			1,042	(412)	959	897	(247)	7,465	7,638	7,189
(Accumulated deficit)/Retained earnings			429	1,113	34	500	1,391	976	953	1,231
Total Global Brass and Copper Holdings, Inc. stockholder's (deficit)/equity			429	1,113	34	500	1,391	976	953	1,231
Total (deficit)/equity			429	1,113	34	500	1,391	976	953	1,231
Total liabilities and (deficit)/equity			$ 1,471	$ 701	$ 993	$ 1,397	$ 1,144	$ 8,441	$ 8,591	$ 8,420

Summary of Revisions to Consolidated Statement of Operation (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost of sales			$ 349,580		$ 369,858		$ 393,437		$ 310,141		$ 401,423		$ 429,020		$ 442,889		$ 807,824	$ 763,295	$ 871,909	$ 1,112,875	$ 1,273,332	$ 1,467,334	$ 1,583,473	$ 1,496,695
Gross profit	41,714	[1]	44,397	[2]	47,121	[2]	49,954	[2]	63,336	[2],[3]	38,077	[2]	44,231	[2]	50,026	[2]	98,616	97,075	94,257	141,472	132,334	183,186	195,670	162,034
Operating income			27,044		9,156		32,031		46,386		20,979		27,748		31,166		26,083	41,187	58,914	68,231	79,893	90,545	126,279	93,177
Third party interest expense									9,618		9,954		10,988		9,450		19,834	19,958	20,438		30,392	39,727	40,010	25,076
Income (Loss) before provision for income taxes and equity income	12,532		17,645	[2]	(21,063)	[2],[4]	21,971	[2]	35,848	[2]	10,779	[2]	17,498	[2]	21,712	[2]	6,058	908	39,210	18,553	49,989	31,085	85,837	67,291
Provision (Benefit) for income taxes			6,769		(971)		8,198		12,613		3,726		7,258		7,840		12,503	7,227	15,098	13,996	18,824	19,185	31,437	26,676
Income (Loss) before equity income			10,876		(20,092)		13,773		23,235		7,053		10,240		13,872		(6,445)	(6,319)	24,112	4,557	31,165	11,900	54,400	40,615
Net income (loss)	7,602		11,137	[2]	(19,891)	[2]	14,047	[2]	23,570	[2]	7,280	[2]	10,268	[2]	14,170	[2]	(5,585)	(5,844)	24,438	5,293	31,718	12,895	55,288	42,145
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.	7,501		11,032	[2]	(20,005)	[2]	13,993	[2]	23,590	[2]	7,283	[2]	10,201	[2]	14,058	[2]	(5,744)	(6,012)	24,259	5,020	31,542	12,521	55,132	41,633
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$ 0.36		$ 0.52	[2]	$ (0.95)	[2]	$ 0.66	[2]	$ 1.12	[2]	$ 0.35	[2]	$ 0.48	[2]	$ 0.67	[2]	$ (0.27)	$ (0.28)	$ 1.15	$ 0.24	$ 1.49	$ 0.59	$ 2.61	$ 1.97
Scenario, Previously Reported [Member]
Cost of sales			348,995		371,213		392,701		309,254		401,931		429,357		442,383			763,914	871,740	1,112,909	1,273,671		1,582,925	1,497,944
Gross profit			44,982		45,766		50,690		64,223		37,569		43,894		50,532			96,456	94,426	141,438	131,995		196,218	160,785
Operating income			27,629		7,801		32,767		47,273		20,471		27,411		31,672			40,568	59,083	68,197	79,554		126,827	91,928
Third party interest expense									9,140		10,159		11,149		9,562				20,711		30,870
Income (Loss) before provision for income taxes and equity income			18,230		(22,418)		22,707		37,213		10,066		17,000		22,106			289	39,106	18,519	49,172		86,385	66,042
Provision (Benefit) for income taxes			6,670		(1,247)		8,468		13,087		3,428		6,783		7,956			7,221	14,739	13,891	18,167		31,254	26,176
Income (Loss) before equity income			11,560		(21,171)		14,239		24,126		6,638		10,217		14,150			(6,932)	24,367	4,628	31,005		55,131	39,866
Net income (loss)			11,821		(20,970)		14,513		24,461		6,865		10,245		14,448			(6,457)	24,693	5,364	31,558		56,019	41,396
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.			11,716		(21,084)		14,459		24,481		6,868		10,178		14,336			(6,625)	24,514	5,091	31,382		55,863	40,884
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic			$ 0.55		$ (1)		$ 0.68		$ 1.16		$ 0.33		$ 0.48		$ 0.68			$ (0.31)	$ 1.16	$ 0.24	$ 1.49		$ 2.65	$ 1.94
Scenario, Adjustment [Member]
Cost of sales			585		(1,355)		736		887		(508)		(337)		506			(619)	169	(34)	(339)		548	(1,249)
Gross profit			(585)		1,355		(736)		(887)		508		337		(506)			619	(169)	34	339		(548)	1,249
Operating income			(585)		1,355		(736)		(887)		508		337		(506)			619	(169)	34	339		(548)	1,249
Third party interest expense									478		(205)		(161)		(112)				(273)		(478)
Income (Loss) before provision for income taxes and equity income			(585)		1,355		(736)		(1,365)		713		498		(394)			619	104	34	817		(548)	1,249
Provision (Benefit) for income taxes			99		276		(270)		(474)		298		475		(116)			6	359	105	657		183	500
Income (Loss) before equity income			(684)		1,079		(466)		(891)		415		23		(278)			613	(255)	(71)	160		(731)	749
Net income (loss)			(684)		1,079		(466)		(891)		415		23		(278)			613	(255)	(71)	160		(731)	749
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.			$ (684)		$ 1,079		$ (466)		$ (891)		$ 415		$ 23		$ (278)			$ 613	$ (255)	$ (71)	$ 160		$ (731)	$ 749
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic			$ (0.03)		$ 0.05		$ (0.02)		$ (0.04)		$ 0.02				$ (0.01)			$ 0.03	$ (0.01)				$ (0.04)	$ 0.03

[1]	Includes $4,775 gain from liquidation of LIFO inventory layers.
[2]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".
[3]	Includes $15,236 gain from liquidation of LIFO inventory layers.
[4]	Includes $19,612 loss on debt extinguishment and $19,517 profits interest compensation expense.

Summary of Revisions to Consolidated Statement of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended															6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 7,602	$ 11,137	[1]	$ (19,891)	[1]	$ 14,047	[1]	$ 23,570	[1]	$ 7,280	[1]	$ 10,268	[1]	$ 14,170	[1]	$ (5,585)	$ (5,844)	$ 24,438	$ 5,293	$ 31,718	$ 12,895	$ 55,288	$ 42,145
Comprehensive income (loss)		11,130		(20,034)		14,067		23,419		7,370		10,475		14,493		(6,397)	(5,967)	24,968	5,163	32,338	12,446	55,757	42,658
Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.		11,047		(20,153)		13,996		23,424		7,328		10,377		14,365		(6,623)	(6,157)	24,742	4,890	32,070	12,064	55,494	42,075
Scenario, Previously Reported [Member]
Net income		11,821		(20,970)		14,513		24,461		6,865		10,245		14,448			(6,457)	24,693	5,364	31,558		56,019	41,396
Comprehensive income (loss)		11,814		(21,113)		14,533		24,310		6,955		10,452		14,771			(6,580)	25,223	5,234	32,178		56,488	41,909
Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.		11,731		(21,232)		14,462		24,315		6,913		10,354		14,643			(6,770)	24,997	4,961	31,910		56,225	41,326
Scenario, Adjustment [Member]
Net income		(684)		1,079		(466)		(891)		415		23		(278)			613	(255)	(71)	160		(731)	749
Comprehensive income (loss)		(684)		1,079		(466)		(891)		415		23		(278)			613	(255)	(71)	160		(731)	749
Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.		$ (684)		$ 1,079		$ (466)		$ (891)		$ 415		$ 23		$ (278)			$ 613	$ (255)	$ (71)	$ 160		$ (731)	$ 749

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".

Summary of Revisions to Consolidated Statement of Changes in Equity (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended															6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 01, 2010
Net income (loss)	$ 7,602	$ 11,137	[1]	$ (19,891)	[1]	$ 14,047	[1]	$ 23,570	[1]	$ 7,280	[1]	$ 10,268	[1]	$ 14,170	[1]	$ (5,585)	$ (5,844)	$ 24,438	$ 5,293	$ 31,718	$ 12,895	$ 55,288	$ 42,145
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.	7,501	11,032	[1]	(20,005)	[1]	13,993	[1]	23,590	[1]	7,283	[1]	10,201	[1]	14,058	[1]	(5,744)	(6,012)	24,259	5,020	31,542	12,521	55,132	41,633
Retained earnings (Accumulated deficit)	(48,153)	(55,654)		(66,686)		82,711		68,718		45,128		37,845		27,644		(53,897)	(66,686)	37,845	(55,654)	45,128	(48,153)	68,718	13,586
Total Global Brass and Copper Holdings, Inc. stockholder's equity (deficit)	(51,351)	(58,499)		(69,309)		93,247		79,492		56,382		49,347		39,907		(23,647)	(69,309)	49,347	(58,499)	56,382	(51,351)	79,492	25,564
Total equity (deficit)	(47,801)	(55,058)		(65,951)		96,486		82,660		59,555		52,478		42,940		(19,871)	(65,951)	52,478	(55,058)	59,555	(47,801)	82,660	28,469	24,859
Scenario, Previously Reported [Member]
Net income (loss)		11,821		(20,970)		14,513		24,461		6,865		10,245		14,448			(6,457)	24,693	5,364	31,558		56,019	41,396
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.		11,716		(21,084)		14,459		24,481		6,868		10,178		14,336			(6,625)	24,514	5,091	31,382		55,863	40,884
Retained earnings (Accumulated deficit)		(56,083)		(67,799)		82,677		68,218		43,737		36,869		26,691			(67,799)	36,869	(56,083)	43,737		68,218	12,355
Total Global Brass and Copper Holdings, Inc. stockholder's equity (deficit)		(58,928)		(70,422)		93,213		78,992		54,991		48,371		38,954			(70,422)	48,371	(58,928)	54,991		78,992	24,333
Total equity (deficit)		(55,487)		(67,064)		96,452		82,160		58,164		51,502		41,987			(67,064)	51,502	(55,487)	58,164		82,160	27,238
Scenario, Adjustment [Member]
Net income (loss)		(684)		1,079		(466)		(891)		415		23		(278)			613	(255)	(71)	160		(731)	749
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.		(684)		1,079		(466)		(891)		415		23		(278)			613	(255)	(71)	160		(731)	749
Retained earnings (Accumulated deficit)		429		1,113		34		500		1,391		976		953			1,113	976	429	1,391		500	1,231
Total Global Brass and Copper Holdings, Inc. stockholder's equity (deficit)		429		1,113		34		500		1,391		976		953			1,113	976	429	1,391		500	1,231
Total equity (deficit)		$ 429		$ 1,113		$ 34		$ 500		$ 1,391		$ 976		$ 953			$ 1,113	$ 976	$ 429	$ 1,391		$ 500	$ 1,231

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".

Inventories - Summary of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 37,111	$ 37,766			$ 21,320
Work-in-process	83,811	69,286			93,555
Finished goods	78,627	67,326			71,072
Total inventories	$ 199,549	$ 174,378	$ 180,004	$ 172,677	$ 185,947	$ 163,492	$ 168,735	$ 202,515	$ 192,623

Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory [Line Items]
Percentage of material component in inventory	72.00%	70.00%	72.00%	72.00%	70.00%	72.00%
Lower of cost or market adjustment to inventory	$ 318			$ 318	$ 302
Inventories valued at period-end market value	303,937	319,282	347,840	303,937	319,282	347,840
Effect of liquidation of LIFO inventory layers		4,775	15,236		4,775	15,236	21,009
Cost of Sales [Member]
Inventory [Line Items]
Effect of liquidation of LIFO inventory layers					(4,775)	(15,236)	(21,009)
Net Income Loss [Member]
Inventory [Line Items]
Effect of liquidation of LIFO inventory layers					$ 2,908	$ 9,291	$ 12,862

Prepaid Expenses and Other Current Assets - Components of Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010
Prepaid Expenses And Other Current Assets [Line Items]
Collateral on deposit-commodity derivative contracts	$ 267	$ 767	$ 4,622
Commodity derivative contracts	458	548
Deferred expense	12,003
Deferred financing fees, net			3,646
Loss fund payments-workers' compensation	6,883	6,968	7,538
Prepaid insurance	2,131	1,261	1,974
Prepaid tooling	1,604	764
Other	1,746	1,833
Total prepaid expenses and other current assets	25,092	12,141	19,912	25,746	22,201	31,101	38,441
Including Prepaid Tooling [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Other		$ 2,597	$ 2,132

Goodwill - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Carrying value of goodwill	$ 4,399	$ 4,399	$ 4,399
Goodwill deductible for tax purpose	2,025	2,131
Chase [Member]
Goodwill [Line Items]
Carrying value of goodwill	$ 4,399	$ 4,399

Investment in Joint Venture - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 19, 2007
Schedule of Equity Method Investments [Line Items]
Negative basis difference						$ 9,416
Negative basis difference accreted on a straight-line basis Period			13 years
Cash dividends received, recorded as reduction in Company's investment in joint venture		500	1,000	500	566
Equity income, net of tax	860	475	995	888	1,530
Dowa - Olin Metal Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Interest in joint venture	50.00%		50.00%
Carrying value as a result of bargain purchase event						0
Negative basis difference	5,373		5,735	6,459		9,416
Negative basis difference accreted on a straight-line basis Period	13 years		13 years
Accretion of negative basis difference	362	362	724
Cash dividends received, recorded as reduction in Company's investment in joint venture	0	500	1,000	500	566
Equity income, net of tax	860	475	995	888	1,530
Undistributed earnings of joint venture in retained earnings	$ 922		$ 62	$ 67

Other Noncurrent Assets - Schedule of Other Noncurrent Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Deferred financing fees, net	$ 15,852	$ 17,082	$ 9,779
Utility and other deposits	942	668	1,060
Interest rate cap agreements		1	157
Other		4	177
Total other noncurrent assets	$ 16,794	$ 17,755	$ 11,173

Accrued Liabilities - Components of Accrued liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010
Accrued Liabilities [Line Items]
Commodity derivative contracts						$ 1,825
Personnel expense	15,727	20,872				20,548
Workers' compensation	15,281	15,754				15,653
Deferred revenue	11,952
Professional fees	870	2,145				2,623
Insurance	2,150	2,253				1,689
Utilities	1,607	1,844				1,531
Taxes	1,097	1,745				1,471
Tooling	712	686
Other	3,289	3,125
Total accrued liabilities	52,685	48,424	59,604	40,574	48,364	48,604	59,291	63,314	72,592	84,992
Including Accrued Tooling [Member]
Accrued Liabilities [Line Items]
Other		$ 3,811				$ 3,264

Financing - Components of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Discount, net of amortization		$ (1,234)	$ (7,297)
Long-term Debt		389,522	303,578
Less: Current maturities of long-term debt			31,880
Total long-term debt	431,000	389,522	271,698
ABL Facility [Member]
Debt Instrument [Line Items]
Long-term debt	56,000	14,522
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long-term debt	375,000	375,000
Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt			$ 310,875

Financing - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended				12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 01, 2012	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2010	Jun. 01, 2013	Dec. 31, 2012 ABL Facility [Member]	Jun. 30, 2013 ABL Facility [Member]	Dec. 31, 2011 ABL Facility [Member]	Dec. 31, 2012 ABL Facility [Member] In the event of increased commodity prices [Member]	Dec. 31, 2012 ABL Facility [Member] Minimum [Member] Prime Rate [Member]	Dec. 31, 2012 ABL Facility [Member] Minimum [Member] London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2012 ABL Facility [Member] Maximum [Member] Prime Rate [Member]	Dec. 31, 2012 ABL Facility [Member] Maximum [Member] London Interbank Offered Rate (LIBOR) [Member]	Jun. 01, 2012 Senior Secured Notes [Member]	Jun. 30, 2013 Senior Secured Notes [Member]	Dec. 31, 2012 Senior Secured Notes [Member]	Dec. 31, 2012 Senior Secured Notes [Member] Upon the occurrence of certain change of control events [Member]	Dec. 31, 2012 Senior Secured Notes [Member] Upon the completion of certain asset dispositions [Member]	Jun. 30, 2013 Senior Secured Notes [Member] Minimum [Member]	Dec. 31, 2012 Senior Secured Notes [Member] Minimum [Member]	Jun. 30, 2013 Senior Secured Notes [Member] Maximum [Member]	Dec. 31, 2012 Senior Secured Notes [Member] Maximum [Member]	Dec. 31, 2012 Term Loan Facility [Member]
Debt Instrument [Line Items]
Aggregate principal amount															$ 375,000,000		$ 375,000,000
Debt instrument stated interest rate						9.50%									9.50%
Debt instrument maturity date							Jun 1, 2017								Jun 1, 2019		Jun 1, 2019
Dividend and cash distributed to meet expenses																5,000,000	5,000,000
Percentage of dividend to net income																50.00%	50.00%
Restricted net assets of subsidiaries																28,629,000	16,432,000
Additional interest on the Notes in default																				0.25%	0.25%	0.50%	0.50%
Debt instrument default interest rate						0.25%
Unused portion of ABL credit facility							184,978,000	143,500,000	149,300,000
Interest rate at end of period							4.50%	4.25%	5.25%
Distribution to stockholder	160,000,000		160,000,000	160,000,000	42,500,000
Debt instrument payment description																	Interest on the Senior Secured Notes accrues at the rate of 9.50% per annum and is payable semiannually in arrears on June 1 and December 1, commencing on December 1, 2012.
Debt instrument, principal outstanding redemption price percentage																		101.00%	100.00%
Line of credit facility, current borrowing capacity							150,000,000
Line of credit facility, maximum borrowing capacity							200,000,000			250,000,000
Eligible Accounts							85.00%
Eligible Inventory							80.00%
Net Recovery Percentage for the Eligible Inventory							90.00%
Letters of credit outstanding							500,000
Unused credit facility fee rate							0.50%
Loans, basis spread											1.00%	2.00%	1.50%	2.50%
Percentage of applicable interest rate spread increased on account of default							2.00%
Loss from extinguishment of debt		(19,612,000)	(19,612,000)	(19,612,000)																				(19,612,000)
Loss on extinguishment of debt, write-off of unamortized debt issuance costs																								7,126,000
Write-off of unamortized debt discount																								4,932,000
Payment of call premium				6,394,000																				6,394,000
Professional services fees on loss on extinguishment of debt																								21,000
Debt issuance costs expensed as incurred																								$ 1,139,000

Income Taxes - Summary of Effective Income Tax Rate (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Statutory provision rate	35.00%	35.00%	35.00%	35.00%	35.00%
Permanent differences and other items
State tax provision	19.20%	1.20%	6.70%	3.90%	6.00%
Section 199 manufacturing credit	(16.40%)	(0.50%)	(3.20%)	(2.30%)	(1.50%)
Incremental tax effects of foreign earnings			1.80%	0.20%	0.30%
Return to provision adjustments	(2.50%)	(69.00%)	1.20%	(0.70%)	(2.20%)
Re-rate of deferred taxes			(0.80%)	(0.30%)	(0.20%)
Non-deductible non-cash compensation	169.10%	838.20%	22.00%	0.40%	1.80%
Other	2.00%	(9.00%)	(1.00%)	0.40%	0.40%
Effective income tax rate	206.40%	795.90%	61.70%	36.60%	39.60%

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax [Line Items]
Unrecognized tax benefits	$ 27,314		$ 27,401	$ 31,340	$ 35,483
Unrecognized tax benefits that would impact effective tax rate	0		0	0
Estimated interest and penalties related to the underpayment of income taxes	15	160
Accrued interest and penalties related to the underpayment of income taxes	51		35	301
Liability for uncertain tax positions	27,365		27,436
Inventory deferred tax asset			48,932	50,936
Deferred tax liabilities establish on U.S.Federal and State Income Taxes			7,310	6,507
Foreign tax credit carryforward expiry year			2022
Liability for uncertain tax positions, including accrued interest and penalties			27,436	31,641
LIFO [Member]
Income Tax [Line Items]
Inventory deferred tax asset			25,521
Foreign Tax Authority [Member]
Income Tax [Line Items]
Foreign Tax Carryforward			$ 514

Derivative Contracts - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Senior secured term loan	50.00%	50.00%
Interest rate cap agreement term			3 years
Derivative collateral included in prepaid expenses and other current assets	$ 267	$ 767		$ 2,885
Interest rate cap agreements [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount of Interest Rate Cap Agreements			300,000

Derivative Contracts - Effects of Derivative Contracts in Condensed Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets	$ 2,032		$ 775	$ 494
Gross Amounts Offset in Consolidated Balance Sheet	(1,574)		(226)	(337)
Net Amounts of Assets Presented in Consolidated Balance Sheet	458		549	157
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Received
Net Amount	458		549	157
Derivative Asset	458		549
Gross Amounts of Recognized Liabilities	1,574		226	2,162
Gross Amounts Offset in Consolidated Balance Sheet	(1,574)		(226)	(337)
Net Amounts of Liabilities Presented in Consolidated Balance Sheet				1,825
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Deposited				(1,737)
Net Amount				88
Cost of Sales [Member]
Derivatives, Fair Value [Line Items]
Realized and unrealized gain (loss)	564	538	1,658	4,458	9,430
Prepaid Expenses and Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	458		548
Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset			1	157
Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities				1,825
Open metal contracts [Member]
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets	1,953		603	294
Gross Amounts Offset in Consolidated Balance Sheet	(1,574)		(224)	(294)
Net Amounts of Assets Presented in Consolidated Balance Sheet	379		379
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Received
Net Amount	379		379
Gross Amounts of Recognized Liabilities	1,574		224	1,647
Gross Amounts Offset in Consolidated Balance Sheet	(1,574)		(224)	(294)
Net Amounts of Liabilities Presented in Consolidated Balance Sheet				1,353
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Deposited				(1,353)
Open metal contracts [Member] | Cost of Sales [Member]
Derivatives, Fair Value [Line Items]
Realized and unrealized gain (loss)	651	504	1,339	3,884	7,605
Open electricity contracts [Member]
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets	79		169	43
Gross Amounts Offset in Consolidated Balance Sheet			(2)	(43)
Net Amounts of Assets Presented in Consolidated Balance Sheet	79		167
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Received
Net Amount	79		167
Gross Amounts of Recognized Liabilities			2	131
Gross Amounts Offset in Consolidated Balance Sheet			(2)	(43)
Net Amounts of Liabilities Presented in Consolidated Balance Sheet				88
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Net Amount				88
Interest rate cap agreements [Member]
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets			1	157
Net Amounts of Assets Presented in Consolidated Balance Sheet			1	157
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Received
Net Amount			1	157
Interest rate cap agreements [Member] | Interest Expense [Member]
Derivatives, Fair Value [Line Items]
Unrealized loss	(1)	(146)	156	1,851	(800)
Open natural gas contracts [Member]
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets			2
Net Amounts of Assets Presented in Consolidated Balance Sheet			2
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Received
Net Amount			2
Gross Amounts of Recognized Liabilities				384
Net Amounts of Liabilities Presented in Consolidated Balance Sheet				384
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Deposited				(384)
Natural gas contracts [Member] | Cost of Sales [Member]
Derivatives, Fair Value [Line Items]
Realized and unrealized gain (loss)	(2)	69	76	517	1,825
Electricity contracts [Member] | Cost of Sales [Member]
Derivatives, Fair Value [Line Items]
Realized and unrealized gain (loss)	$ (85)	$ (35)	$ 243	$ 57

Derivative Contracts - Effects of Derivative Contracts in Condensed Consolidated Financial Statements (Parenthetical) (Detail)	Jun. 30, 2013 Contract	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Open metal contracts [Member]
Derivatives, Fair Value [Line Items]
Number of contracts	334	208	88
Number of contracts	218	85	151
Open electricity contracts [Member]
Derivatives, Fair Value [Line Items]
Number of contracts	6	17	6
Number of contracts		1	8
Interest rate cap agreements [Member]
Derivatives, Fair Value [Line Items]
Number of contracts	2	2	2
Open natural gas contracts [Member]
Derivatives, Fair Value [Line Items]
Number of contracts		6
Number of contracts			31

Fair Value Measurements - Schedule of Inputs Used to Derive Fair Value of Company's Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value	$ 458	$ 549	$ 157
Total liabilities, fair value			1,825
Open metal contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value	379	379
Total liabilities, fair value			1,353
Open electricity contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value	79	167
Total liabilities, fair value			88
Open natural gas contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value		2
Total liabilities, fair value			384
Interest rate cap agreements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value		1	157
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value
Level 1 [Member] | Open metal contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value
Level 1 [Member] | Open electricity contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value
Level 1 [Member] | Open natural gas contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value
Level 1 [Member] | Interest rate cap agreements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value	458	549	157
Total liabilities, fair value			1,825
Level 2 [Member] | Open metal contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value	379	379
Total liabilities, fair value			1,353
Level 2 [Member] | Open electricity contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value	79	167
Total liabilities, fair value			88
Level 2 [Member] | Open natural gas contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value		2
Total liabilities, fair value			384
Level 2 [Member] | Interest rate cap agreements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value		1	157
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value
Level 3 [Member] | Open metal contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value
Level 3 [Member] | Open electricity contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value
Level 3 [Member] | Open natural gas contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value
Level 3 [Member] | Interest rate cap agreements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value

Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative commodity contracts, term	24 months	24 months
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the Company's Senior Secured Notes	401,250	406,875

Related Parties - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2013	Jun. 01, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Accrued liabilities under Management Services Agreement					$ 250	$ 250
Termination fee and management advisory fees	4,500
Reimbursement cost under Management Services Agreement			18	62	77	167	102
Receivable from stockholder under KPS Reimbursement Obligation					4,875	2,451
Distribution to stockholder		160,000		160,000	160,000		42,500
Selling, General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Selling, general and administrative expenses under Management Services Agreement			$ 4,750	$ 500	$ 1,000	$ 1,000	$ 1,000
Halkos [Member]
Related Party Transaction [Line Items]
Outstanding shares of holdings			61.50%

Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Chase [Member]	Dec. 31, 2012 Chase [Member]	Nov. 19, 2007 Chase [Member]	Jun. 30, 2013 Global Brass and Copper Employees Excluding Chase [Member]	Dec. 31, 2012 Global Brass and Copper Employees Excluding Chase [Member]
Commitments And Contingencies [Line Items]
Comprehensive Medical Plans, Stop loss policy deductible				$ 100	$ 100		$ 275	$ 275
Maximum comprehensive Medical Plans, Stop loss policy deductible				2,000	2,000
Annual workers' compensation costs						500
Rental expense under all operating leases	$ 3,606	$ 3,603	$ 3,543

Profits Interest Awards - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Profit Interest Units [Line Items]
Profits interest compensation expense	$ 19,517	$ 29,271	$ 19,517	$ 19,517	$ 885	$ 3,452
Profit sharing plan, Class B Shares, vesting period				Three years
Distributions received				20,110	292	3,452
Class B Shares [Member]
Profit Interest Units [Line Items]
Profits interest compensation expense		8,902	19,517
Incremental non cash compensation		$ 20,369

Segment Information - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Segment	Dec. 31, 2012 Segment
Segment Reporting [Abstract]
Number of reportable segments	3	3

Segment Information - Reconciliation of Segment Adjusted EBITDA to Income Before Provision for Income Taxes and Equity Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																6 Months Ended					9 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales		$ 396,173	$ 393,977	[1]	$ 416,979	[1]	$ 443,391	[1]	$ 373,477	[1]	$ 439,500	[1]	$ 473,251	[1]	$ 492,915	[1]	$ 906,440		$ 860,370					$ 1,650,520		$ 1,779,143		$ 1,658,729
Total segment adjusted EBITDA																	74,371		71,370					131,273		136,876		105,773
Corporate and Eliminations																	(14,327)		(9,429)					(20,562)		(19,518)		(15,714)
Loss on extinguishment of debt					(19,612)														(19,612)					(19,612)
Depreciation and amortization																	(3,981)		(3,205)					(6,934)		(4,759)		(2,971)
Interest expense									(9,618)		(9,954)		(10,988)		(9,450)		(19,834)		(19,958)		(20,438)		(30,392)	(39,727)		(40,010)		(25,076)
Equity method investment income																	(498)	[2]	(113)	[2]				(271)	[3]	(164)	[3]	(806)	[3]
Net income attributable to noncontrolling interest																	159		168					374		156		512
Lower of cost or market adjustment to inventory	(318)																(318)							(302)
(Loss) gain on derivative contracts																	(62)		1,204					1,588		(1,095)		(11,984)
Share-based compensation expense																	(181)
Compensation expense-profits interest awards					(19,517)												(29,271)		(19,517)					(19,517)		(885)		(3,452)
(Loss) income before provision for (benefit from) income taxes and equity income		12,532	17,645	[1]	(21,063)	[1],[4]	21,971	[1]	35,848	[1]	10,779	[1]	17,498	[1]	21,712	[1]	6,058		908		39,210	18,553	49,989	31,085		85,837		67,291
LIFO liquidation gain		4,775							15,236															4,775		15,236		21,009
Olin Brass [Member]
Segment Reporting Information [Line Items]
Net sales																	403,065		332,090					676,563		718,244		710,271
Total segment adjusted EBITDA																	27,683		23,751					45,115		45,320		23,291
Depreciation and amortization																								(3,849)		(2,622)		(1,624)
LIFO liquidation gain																								175		8,401		23,253
Chase [Member]
Segment Reporting Information [Line Items]
Net sales																	339,179		354,609					647,711		704,968		611,870
Total segment adjusted EBITDA																	37,835		37,191					66,641		73,658		61,158
Depreciation and amortization																								(2,521)		(1,921)		(1,200)
LIFO liquidation gain																								1,623				75
Oster [Member]
Segment Reporting Information [Line Items]
Net sales																	164,196		173,671					326,246		355,931		336,588
Total segment adjusted EBITDA																	8,853		10,428					19,517		17,898		21,324
Depreciation and amortization																								(247)		(196)		(147)
LIFO liquidation gain																								4,478		7,050		(48)
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales																	28,663		25,431					46,759		49,223		59,612
Intersegment Eliminations [Member] | Olin Brass [Member]
Segment Reporting Information [Line Items]
Net sales																	28,548		25,107					46,287		48,312		57,919
Intersegment Eliminations [Member] | Chase [Member]
Segment Reporting Information [Line Items]
Net sales																	7		302					305		626		765
Intersegment Eliminations [Member] | Oster [Member]
Segment Reporting Information [Line Items]
Net sales																	$ 108		$ 22					$ 167		$ 285		$ 928

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".
[2]	Excludes accretion income of $362 in each of the six months ended June 30, 2013 and 2012. Equity method investment income is exclusive to Olin Brass.
[3]	Excludes accretion income of $724 in each of the years ended December 31, 2012, 2011 and 2010. Equity method investment income is exclusive to Olin Brass.
[4]	Includes $19,612 loss on debt extinguishment and $19,517 profits interest compensation expense.

Segment Information - Reconciliation of Segment Adjusted EBITDA to Income Before Provision for Income Taxes and Equity Income (Parenthetical) (Detail) (Olin Brass [Member], USD $)
In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Olin Brass [Member]
Segment Reporting Information [Line Items]
Accretion income	$ 362	$ 362	$ 724	$ 724	$ 724

Earnings Per Share - Schedule of Basic and Diluted Earning Per Shares Attributable to Company (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended															6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator
Net loss attributable to Global Brass and Copper Holdings, Inc.	$ 7,501	$ 11,032	[1]	$ (20,005)	[1]	$ 13,993	[1]	$ 23,590	[1]	$ 7,283	[1]	$ 10,201	[1]	$ 14,058	[1]	$ (5,744)	$ (6,012)	$ 24,259	$ 5,020	$ 31,542	$ 12,521	$ 55,132	$ 41,633
Denominator
Weighted-average common shares outstanding																21,110,000	21,110,000				21,110,000	21,110,000	21,110,000
Effect of potentially dilutive securities:
Stock options and nonvested share awards
Weighted-average common shares outstanding, assuming dilution																21,110,000	21,110,000
Net loss attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$ 0.36	$ 0.52	[1]	$ (0.95)	[1]	$ 0.66	[1]	$ 1.12	[1]	$ 0.35	[1]	$ 0.48	[1]	$ 0.67	[1]	$ (0.27)	$ (0.28)	$ 1.15	$ 0.24	$ 1.49	$ 0.59	$ 2.61	$ 1.97
Diluted																$ (0.27)	$ (0.28)

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".

Earnings Per Share - Additional Information (Detail)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Earnings Per Share [Line Items]
Options granted to purchase of common stock	104,444
Diluted effect		4,278
Restricted Stock [Member]
Earnings Per Share [Line Items]
Nonvested shares issued to members and directors	136,080	136,080
Performance Shares [Member]
Earnings Per Share [Line Items]
Nonvested shares issued to members and directors	98,441	98,441

Stock Split - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended
	Apr. 10, 2013	Jun. 30, 2013	Jun. 30, 2013 Scenario, Adjustment [Member]	Dec. 31, 2012 Scenario, Adjustment [Member]	Jun. 30, 2013 IPO [Member]
Equity [Line Items]
Stock split Ratio	211,100	211,100
Common stock, Shares issued under initial public offering					8,050,000
Common stock per share value issued to underwriters					$ 11
Adjustment to accumulated deficit			$ 211	$ 211

Condensed Consolidating Financial Information - Additional Information (Detail)	Jun. 30, 2013	Dec. 31, 2012
Senior Secured Notes [Member]
Condensed Consolidating Financial Information [Line Items]
Ownership percentage of equity holdings	100.00%	100.00%
ABL Facility [Member]
Condensed Consolidating Financial Information [Line Items]
Ownership percentage of equity holdings	100.00%	100.00%

Condensed Consolidating Financial Information - Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jan. 01, 2010
Current assets:
Cash	$ 34,010	$ 13,862		$ 12,162		$ 49,537				$ 15,523	$ 7,832
Accounts receivable, net of allowance	203,340	164,317	211,638	193,310	203,740	161,715
Inventories	199,549	174,378		180,004	172,677	185,947	163,492	168,735	202,515	192,623
Prepaid expenses and other current assets	25,092	12,141				19,912	25,746	22,201	31,101	38,441
Deferred income taxes	31,760	33,465	26,361	29,343	28,119	29,027	27,716	27,053	28,394	29,312
Income tax receivable	2,147	1,300	474	4,520	1,405	5,046	3,260	1,804	2,993	2,276
Total current assets	495,898	399,463	447,298	430,404	497,339	451,184	464,098	473,231	510,401	439,564
Property, plant and equipment, net	75,330	71,127				57,556	52,067	47,780	42,587
Investment in joint venture	2,168	2,972				3,507
Investment in subsidiaries
Intercompany accounts
Goodwill	4,399	4,399				4,399
Intangible assets, net	787	839				951
Deferred income taxes	6,826	6,138	17,040	19,657	19,798	19,970	31,257	31,921	32,520	34,254
Other noncurrent assets	16,794	17,755				11,173
Total assets	602,202	502,693	555,669	539,223	594,905	548,740	566,963	573,975	610,402	537,721
Current liabilities:
Current maturities of long-term debt						31,880
Accounts payable	106,981	81,577		104,585	111,425	77,888	107,959
Accrued liabilities	52,685	48,424	59,604	40,574	48,364	48,604	59,291	63,314	72,592	84,992
Accrued interest	3,395	3,287				4,069
Income taxes payable	334	248				300
Total current liabilities	163,395	133,536	180,595	148,507	195,457	162,741	175,044	183,986	201,326	170,999
Long-term debt	431,000	389,522				271,698
Other noncurrent liabilities	27,678	27,436				31,641
Obligations and advances in excess of investment in subsidiary
Intercompany accounts
Total liabilities	622,073	550,494	610,727	605,174	498,419	466,080	507,408	521,497	567,463	509,252
Commitments and contingencies
Global Brass and Copper Holdings, Inc. stockholder's (deficit) / equity	(23,647)	(51,351)	(58,499)	(69,309)	93,247	79,492	56,382	49,347	39,907	25,564
Noncontrolling interest	3,776	3,550				3,168
Total (deficit) / equity	(19,871)	(47,801)	(55,058)	(65,951)	96,486	82,660	59,555	52,478	42,940	28,469	24,859
Total liabilities and (deficit) / equity	602,202	502,693	555,669	539,223	594,905	548,740	566,963	573,975	610,402	537,721
Parent [Member]
Current assets:
Cash
Accounts receivable, net of allowance
Inventories
Prepaid expenses and other current assets
Deferred income taxes
Income tax receivable
Total current assets
Property, plant and equipment, net
Investment in joint venture						85,020
Investment in subsidiaries						85,020
Intercompany accounts
Goodwill
Intangible assets, net
Deferred income taxes
Other noncurrent assets
Total assets						85,020
Current liabilities:
Accounts payable
Accrued liabilities
Accrued interest
Income taxes payable
Total current liabilities
Long-term debt
Other noncurrent liabilities
Obligations and advances in excess of investment in subsidiary	16,502	42,522
Intercompany accounts	7,145	8,829				5,528
Total liabilities	23,647	51,351				5,528
Commitments and contingencies
Global Brass and Copper Holdings, Inc. stockholder's (deficit) / equity	(23,647)	(51,351)				79,492
Noncontrolling interest
Total (deficit) / equity	(23,647)	(51,351)				79,492
Total liabilities and (deficit) / equity						85,020
Issuer [Member]
Current assets:
Cash	34,457	8,537		12,297		45,302				13,842	3,321
Accounts receivable, net of allowance	4,815	4,630				4,184
Inventories		343				218
Prepaid expenses and other current assets	10,030	9,229				17,916
Deferred income taxes	31,760	33,465				29,027
Income tax receivable	2,147	1,656				5,204
Total current assets	83,209	57,860				101,851
Property, plant and equipment, net	985	1,154				923
Investment in joint venture
Investment in subsidiaries	591,583	522,912				393,708
Intercompany accounts
Goodwill
Intangible assets, net
Deferred income taxes	6,826	6,138				19,970
Other noncurrent assets	15,878	17,115				9,963
Total assets	698,481	605,179				526,415
Current liabilities:
Current maturities of long-term debt						31,880
Accounts payable	290	1,398
Accrued liabilities	17,494	20,592				23,202
Accrued interest	3,395	3,287				4,069
Income taxes payable	39	248				300
Total current liabilities	21,218	25,525				59,451
Long-term debt	431,000	389,522				271,698
Other noncurrent liabilities	27,678	27,436				31,641
Obligations and advances in excess of investment in subsidiary
Intercompany accounts	235,087	205,218				78,605
Total liabilities	714,983	647,701				441,395
Commitments and contingencies
Global Brass and Copper Holdings, Inc. stockholder's (deficit) / equity	(16,502)	(42,522)				85,020
Noncontrolling interest
Total (deficit) / equity	(16,502)	(42,522)				85,020
Total liabilities and (deficit) / equity	698,481	605,179				526,415
Guarantor Subsidiaries [Member]
Current assets:
Cash											2,440
Accounts receivable, net of allowance	182,082	144,533				145,083
Inventories	181,937	158,713				174,429
Prepaid expenses and other current assets	14,925	2,600				2,245
Deferred income taxes
Income tax receivable						128
Total current assets	378,944	305,846				321,885
Property, plant and equipment, net	73,999	69,646				56,322
Investment in joint venture	2,168	2,972				3,507
Investment in subsidiaries	19,336	19,850				13,351
Intercompany accounts	253,943	223,081				92,889
Goodwill	4,399	4,399				4,399
Intangible assets, net	787	839				951
Deferred income taxes
Other noncurrent assets	916	640				1,210
Total assets	734,492	627,273				494,514
Current liabilities:
Accounts payable	108,410	77,390				76,190
Accrued liabilities	34,455	26,971				24,616
Accrued interest
Income taxes payable	44
Total current liabilities	142,909	104,361				100,806
Long-term debt
Other noncurrent liabilities
Obligations and advances in excess of investment in subsidiary
Intercompany accounts
Total liabilities	142,909	104,361				100,806
Commitments and contingencies
Global Brass and Copper Holdings, Inc. stockholder's (deficit) / equity	591,583	522,912				393,708
Noncontrolling interest
Total (deficit) / equity	591,583	522,912				393,708
Total liabilities and (deficit) / equity	734,492	627,273				494,514
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash	4,207	5,446		3,424		4,648				2,173	2,071
Accounts receivable, net of allowance	16,443	15,154				12,448
Inventories	17,902	15,885				11,921
Prepaid expenses and other current assets	195	312				135
Deferred income taxes
Income tax receivable
Total current assets	38,747	36,797				29,152
Property, plant and equipment, net	346	327				311
Investment in joint venture
Investment in subsidiaries
Intercompany accounts
Goodwill
Intangible assets, net
Deferred income taxes
Other noncurrent assets
Total assets	39,093	37,124				29,463
Current liabilities:
Accounts payable	3,283	2,910				2,495
Accrued liabilities	736	861				786
Accrued interest
Income taxes payable	251	356				286
Total current liabilities	4,270	4,127				3,567
Long-term debt
Other noncurrent liabilities
Obligations and advances in excess of investment in subsidiary
Intercompany accounts	11,711	9,597				9,377
Total liabilities	15,981	13,724				12,944
Commitments and contingencies
Global Brass and Copper Holdings, Inc. stockholder's (deficit) / equity	19,336	19,850				13,351
Noncontrolling interest	3,776	3,550				3,168
Total (deficit) / equity	23,112	23,400				16,519
Total liabilities and (deficit) / equity	39,093	37,124				29,463
Eliminations [Member]
Current assets:
Cash	(4,654)	(121)		(3,559)		(413)				(492)
Accounts receivable, net of allowance
Inventories	(290)	(563)				(621)
Prepaid expenses and other current assets	(58)					(384)
Deferred income taxes
Income tax receivable		(356)				(286)
Total current assets	(5,002)	(1,040)				(1,704)
Property, plant and equipment, net
Investment in joint venture
Investment in subsidiaries	(610,919)	(542,762)				(492,079)
Intercompany accounts	(253,943)	(223,081)				(92,889)
Goodwill
Intangible assets, net
Deferred income taxes
Other noncurrent assets
Total assets	(869,864)	(766,883)				(586,672)
Current liabilities:
Accounts payable	(5,002)	(121)				(797)
Accrued liabilities
Accrued interest
Income taxes payable		(356)				(286)
Total current liabilities	(5,002)	(477)				(1,083)
Long-term debt
Other noncurrent liabilities
Obligations and advances in excess of investment in subsidiary	(16,502)	(42,522)
Intercompany accounts	(253,943)	(223,644)				(93,510)
Total liabilities	(275,447)	(266,643)				(94,593)
Commitments and contingencies
Global Brass and Copper Holdings, Inc. stockholder's (deficit) / equity	(594,417)	(500,240)				(492,079)
Noncontrolling interest
Total (deficit) / equity	(594,417)	(500,240)				(492,079)
Total liabilities and (deficit) / equity	$ (869,864)	$ (766,883)				$ (586,672)

Condensed Consolidating Financial Information - Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 396,173		$ 393,977	[1]	$ 416,979	[1]	$ 443,391	[1]	$ 373,477	[1]	$ 439,500	[1]	$ 473,251	[1]	$ 492,915	[1]	$ 906,440	$ 860,370				$ 1,650,520	$ 1,779,143	$ 1,658,729
Cost of sales			349,580		369,858		393,437		310,141		401,423		429,020		442,889		807,824	763,295	871,909	1,112,875	1,273,332	1,467,334	1,583,473	1,496,695
Gross profit	41,714	[2]	44,397	[1]	47,121	[1]	49,954	[1]	63,336	[1],[3]	38,077	[1]	44,231	[1]	50,026	[1]	98,616	97,075	94,257	141,472	132,334	183,186	195,670	162,034
Selling, general and administrative expenses																	72,533	55,888				92,641	69,391	68,857
Operating income (loss)			27,044		9,156		32,031		46,386		20,979		27,748		31,166		26,083	41,187	58,914	68,231	79,893	90,545	126,279	93,177
Interest expense									9,618		9,954		10,988		9,450		19,834	19,958	20,438		30,392	39,727	40,010	25,076
Third party interest expense																								22,613
Related party interest expense																								2,463
Loss on extinguishment of debt					19,612													19,612				19,612
Other (income) expense, net																	191	709				121	432	810
Income (loss) before provision for (benefit from) income taxes and equity income (loss)	12,532		17,645	[1]	(21,063)	[1],[4]	21,971	[1]	35,848	[1]	10,779	[1]	17,498	[1]	21,712	[1]	6,058	908	39,210	18,553	49,989	31,085	85,837	67,291
Provision for (benefit from) income taxes			6,769		(971)		8,198		12,613		3,726		7,258		7,840		12,503	7,227	15,098	13,996	18,824	19,185	31,437	26,676
Income (loss) before equity income (loss)			10,876		(20,092)		13,773		23,235		7,053		10,240		13,872		(6,445)	(6,319)	24,112	4,557	31,165	11,900	54,400	40,615
Equity income (loss), net of tax																	860	475				995	888	1,530
Net income (loss)	7,602		11,137	[1]	(19,891)	[1]	14,047	[1]	23,570	[1]	7,280	[1]	10,268	[1]	14,170	[1]	(5,585)	(5,844)	24,438	5,293	31,718	12,895	55,288	42,145
Less: Net income attributable to noncontrolling interest																	159	168				374	156	512
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.	7,501		11,032	[1]	(20,005)	[1]	13,993	[1]	23,590	[1]	7,283	[1]	10,201	[1]	14,058	[1]	(5,744)	(6,012)	24,259	5,020	31,542	12,521	55,132	41,633
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales
Cost of sales
Gross profit
Selling, general and administrative expenses																	5,188	735				1,427	1,650	1,102
Operating income (loss)																	(5,188)	(735)				(1,427)	(1,650)	(1,102)
Income (loss) before provision for (benefit from) income taxes and equity income (loss)																	(5,188)	(735)				(1,427)	(1,650)	(1,102)
Provision for (benefit from) income taxes																	(1,997)	(283)				(550)	(635)	(424)
Income (loss) before equity income (loss)																	(3,191)	(452)				(877)	(1,015)	(678)
Equity income (loss), net of tax																	(2,553)	(5,560)				13,398	56,147	42,311
Net income (loss)																	(5,744)	(6,012)				12,521	55,132	41,633
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.																	(5,744)	(6,012)				12,521	55,132	41,633
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Cost of sales																	116	(1,905)				83	735	16,759
Gross profit																	(116)	1,905				(83)	(735)	(16,759)
Selling, general and administrative expenses																	28,856	21,812				30,756	15,721	12,337
Operating income (loss)																	(28,972)	(19,907)				(30,839)	(16,456)	(29,096)
Interest expense																	19,834	19,961				39,730	39,950	25,070
Loss on extinguishment of debt																		19,612				19,612
Other (income) expense, net																	187	597				766	292	668
Income (loss) before provision for (benefit from) income taxes and equity income (loss)																	(48,993)	(60,077)				(90,947)	(56,698)	(54,834)
Provision for (benefit from) income taxes																	(9,953)	(19,161)				(30,066)	(20,765)	(20,214)
Income (loss) before equity income (loss)																	(39,040)	(40,916)				(60,881)	(35,933)	(34,620)
Equity income (loss), net of tax																	36,487	35,356				74,279	92,080	76,931
Net income (loss)																	(2,553)	(5,560)				13,398	56,147	42,311
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.																	(2,553)	(5,560)				13,398	56,147	42,311
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales																	872,130	829,135				1,584,301	1,713,367	1,599,714
Cost of sales																	777,054	738,120				1,409,588	1,523,655	1,428,661
Gross profit																	95,076	91,015				174,713	189,712	171,053
Selling, general and administrative expenses																	37,056	32,044				57,879	49,451	52,988
Operating income (loss)																	58,020	58,971				116,834	140,261	118,065
Interest expense																		(3)				(3)	60	6
Other (income) expense, net																	(83)	251				(120)	317	219
Income (loss) before provision for (benefit from) income taxes and equity income (loss)																	58,103	58,723				116,957	139,884	117,840
Provision for (benefit from) income taxes																	23,690	26,662				47,828	51,662	46,093
Income (loss) before equity income (loss)																	34,413	32,061				69,129	88,222	71,747
Equity income (loss), net of tax																	2,074	3,295				5,150	3,858	5,184
Net income (loss)																	36,487	35,356				74,279	92,080	76,931
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.																	36,487	35,356				74,279	92,080	76,931
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales																	48,498	44,619				93,655	88,136	91,256
Cost of sales																	44,842	40,464				85,099	81,443	83,516
Gross profit																	3,656	4,155				8,556	6,693	7,740
Selling, general and administrative expenses																	1,433	1,297				2,579	2,569	2,430
Operating income (loss)																	2,223	2,858				5,977	4,124	5,310
Other (income) expense, net																	87	(139)				(525)	(177)	(77)
Income (loss) before provision for (benefit from) income taxes and equity income (loss)																	2,136	2,997				6,502	4,301	5,387
Provision for (benefit from) income taxes																	763	9				1,973	1,175	1,221
Income (loss) before equity income (loss)																	1,373	2,988				4,529	3,126	4,166
Net income (loss)																	1,373	2,988				4,529	3,126	4,166
Less: Net income attributable to noncontrolling interest																	159	168				374	156	512
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.																	1,214	2,820				4,155	2,970	3,654
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales																	(14,188)	(13,384)				(27,436)	(22,360)	(32,241)
Cost of sales																	(14,188)	(13,384)				(27,436)	(22,360)	(32,241)
Equity income (loss), net of tax																	(35,148)	(32,616)				(91,832)	(151,197)	(122,896)
Net income (loss)																	(35,148)	(32,616)				(91,832)	(151,197)	(122,896)
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.																	$ (35,148)	$ (32,616)				$ (91,832)	$ (151,197)	$ (122,896)

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".
[2]	Includes $4,775 gain from liquidation of LIFO inventory layers.
[3]	Includes $15,236 gain from liquidation of LIFO inventory layers.
[4]	Includes $19,612 loss on debt extinguishment and $19,517 profits interest compensation expense.

Condensed Consolidating Financial Information - Consolidating Statement of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended															6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 7,602	$ 11,137	[1]	$ (19,891)	[1]	$ 14,047	[1]	$ 23,570	[1]	$ 7,280	[1]	$ 10,268	[1]	$ 14,170	[1]	$ (5,585)	$ (5,844)	$ 24,438	$ 5,293	$ 31,718	$ 12,895	$ 55,288	$ 42,145
Foreign currency translation adjustment, net of tax																(812)	(123)				(449)	469	513
Comprehensive income (loss)		11,130		(20,034)		14,067		23,419		7,370		10,475		14,493		(6,397)	(5,967)	24,968	5,163	32,338	12,446	55,757	42,658
Less: Comprehensive income attributable to noncontrolling interest																226	190				382	263	583
Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.		11,047		(20,153)		13,996		23,424		7,328		10,377		14,365		(6,623)	(6,157)	24,742	4,890	32,070	12,064	55,494	42,075
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)																(5,744)	(6,012)				12,521	55,132	41,633
Foreign currency translation adjustment, net of tax																(879)	(145)				(457)	362	442
Comprehensive income (loss)																(6,623)	(6,157)				12,064	55,494	42,075
Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.																(6,623)	(6,157)				12,064	55,494	42,075
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)																(2,553)	(5,560)				13,398	56,147	42,311
Foreign currency translation adjustment, net of tax																(879)	(145)				(457)	362	442
Comprehensive income (loss)																(3,432)	(5,705)				12,941	56,509	42,753
Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.																(3,432)	(5,705)				12,941	56,509	42,753
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)																36,487	35,356				74,279	92,080	76,931
Foreign currency translation adjustment, net of tax																(1,462)	(222)				(521)	415	1,430
Comprehensive income (loss)																35,025	35,134				73,758	92,495	78,361
Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.																35,025	35,134				73,758	92,495	78,361
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)																1,373	2,988				4,529	3,126	4,166
Foreign currency translation adjustment, net of tax																209	799				1,060	(417)	(1,741)
Comprehensive income (loss)																1,582	3,787				5,589	2,709	2,425
Less: Comprehensive income attributable to noncontrolling interest																226	190				382	263	583
Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.																1,356	3,597				5,207	2,446	1,842
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)																(35,148)	(32,616)				(91,832)	(151,197)	(122,896)
Foreign currency translation adjustment, net of tax																2,199	(410)				(74)	(253)	(60)
Comprehensive income (loss)																(32,949)	(33,026)				(91,906)	(151,450)	(122,956)
Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.																$ (32,949)	$ (33,026)				$ (91,906)	$ (151,450)	$ (122,956)

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".

Condensed Consolidating Financial Information - Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net cash provided by (used for) operating activities	$ (17,928)	$ 30,337	$ 81,914	$ 64,848	$ 69,414
Cash flows from investing activities
Capital expenditures	(8,305)	(7,222)	(20,408)	(22,440)	(11,927)
Payable to subsidiaries
Proceeds from sale of property, plant and equipment	169	6	32	97	39
Net cash provided by (used in) investing activities	(8,136)	(7,216)	(20,376)	(22,343)	(11,888)
Cash flows from financing activities
Deferred financing fees		(12,926)	(12,981)	(1,675)	(15,131)
Proceeds from senior secured notes		375,000	375,000
Proceeds from term loan					305,550
Payments on term loan		(310,875)	(310,875)	(3,300)	(825)
Borrowings on ABL Facility	229,787	81,586	204,275	168,021	1,096,578
Payments on ABL Facility	(188,309)	(30,913)	(189,753)	(168,021)	(1,272,197)
Principal payments under capital lease obligation				(916)	(52)
Payments on related party debt					(119,805)
Distribution to shareholder		(160,000)	(160,000)		(42,500)
Amounts due from stockholder	4,875	(2,161)	(2,424)	(2,451)
Cash overdrafts					(1,228)
Net cash provided by (used in) financing activities	46,353	(60,289)	(96,758)	(8,342)	(49,610)
Effect of foreign currency exchange rate changes	(141)	(207)	(455)	(149)	(225)
Net (decrease) increase in cash	20,148	(37,375)	(35,675)	34,014	7,691
Cash at beginning of period	13,862	49,537	49,537	15,523	7,832
Cash at end of period	34,010	12,162	13,862	49,537	15,523
Parent [Member]
Cash flows from operating activities
Net cash provided by (used for) operating activities		73,624	73,624		42,500
Cash flows from investing activities
Capital expenditures
Capital distributions from subsidiary		86,376	86,376
Payable to subsidiaries	(4,875)	2,161	2,424	2,451
Proceeds from sale of property, plant and equipment
Net cash provided by (used in) investing activities	(4,875)	88,537	88,800	2,451
Cash flows from financing activities
Borrowings on ABL Facility
Payments on ABL Facility
Distribution to shareholder		(160,000)	(160,000)		(42,500)
Amounts due from stockholder	4,875	(2,161)	(2,424)	(2,451)
Net cash provided by (used in) financing activities	4,875	(162,161)	(162,424)	(2,451)	(42,500)
Effect of foreign currency exchange rate changes
Net (decrease) increase in cash
Cash at beginning of period
Cash at end of period
Issuer [Member]
Cash flows from operating activities
Net cash provided by (used for) operating activities	(15,558)	25,672	58,118	37,381	60,079
Cash flows from investing activities
Capital expenditures		(549)	(549)	(946)
Payable to subsidiaries
Proceeds from sale of property, plant and equipment
Net cash provided by (used in) investing activities		(549)	(549)	(946)
Cash flows from financing activities
Deferred financing fees		(12,926)	(12,981)	(1,675)	(15,131)
Proceeds from senior secured notes		375,000	375,000
Proceeds from term loan					305,550
Payments on term loan		(310,875)	(310,875)	(3,300)	(825)
Borrowings on ABL Facility	229,787	81,586	204,275	168,021	1,096,578
Payments on ABL Facility	(188,309)	(30,913)	(189,753)	(168,021)	(1,272,197)
Payments on related party debt					(119,805)
Distribution to shareholder		(160,000)	(160,000)		(42,500)
Amounts due from stockholder
Cash overdrafts					(1,228)
Net cash provided by (used in) financing activities	41,478	(58,128)	(94,334)	(4,975)	(49,558)
Effect of foreign currency exchange rate changes
Net (decrease) increase in cash	25,920	(33,005)	(36,765)	31,460	10,521
Cash at beginning of period	8,537	45,302	45,302	13,842	3,321
Cash at end of period	34,457	12,297	8,537	45,302	13,842
Guarantor Subsidiaries [Member]
Cash flows from operating activities
Net cash provided by (used for) operating activities	8,103	6,649	19,781	22,250	9,237
Cash flows from investing activities
Capital expenditures	(8,268)	(6,655)	(19,813)	(21,429)	(11,664)
Payable to subsidiaries
Proceeds from sale of property, plant and equipment	165	6	32	95	39
Net cash provided by (used in) investing activities	(8,103)	(6,649)	(19,781)	(21,334)	(11,625)
Cash flows from financing activities
Borrowings on ABL Facility
Payments on ABL Facility
Principal payments under capital lease obligation				(916)	(52)
Amounts due from stockholder
Net cash provided by (used in) financing activities				(916)	(52)
Effect of foreign currency exchange rate changes
Net (decrease) increase in cash					(2,440)
Cash at beginning of period					2,440
Cash at end of period
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities
Net cash provided by (used for) operating activities	935	(999)	1,299	2,687	590
Cash flows from investing activities
Capital expenditures	(37)	(18)	(46)	(65)	(263)
Payable to subsidiaries
Proceeds from sale of property, plant and equipment	4			2
Net cash provided by (used in) investing activities	(33)	(18)	(46)	(63)	(263)
Cash flows from financing activities
Borrowings on ABL Facility
Payments on ABL Facility
Distribution to shareholder	(2,000)
Amounts due from stockholder
Net cash provided by (used in) financing activities	(2,000)
Effect of foreign currency exchange rate changes	(141)	(207)	(455)	(149)	(225)
Net (decrease) increase in cash	(1,239)	(1,224)	798	2,475	102
Cash at beginning of period	5,446	4,648	4,648	2,173	2,071
Cash at end of period	4,207	3,424	5,446	4,648	2,173
Eliminations [Member]
Cash flows from operating activities
Net cash provided by (used for) operating activities	(11,408)	(74,609)	(70,908)	2,530	(42,992)
Cash flows from investing activities
Capital expenditures
Capital distributions from subsidiary		(86,376)	(86,376)
Payable to subsidiaries	4,875	(2,161)	(2,424)	(2,451)
Proceeds from sale of property, plant and equipment
Net cash provided by (used in) investing activities	4,875	(88,537)	(88,800)	(2,451)
Cash flows from financing activities
Borrowings on ABL Facility
Payments on ABL Facility
Distribution to shareholder	2,000	160,000	160,000		42,500
Amounts due from stockholder
Net cash provided by (used in) financing activities	2,000	160,000	160,000		42,500
Effect of foreign currency exchange rate changes
Net (decrease) increase in cash	(4,533)	(3,146)	292	79	(492)
Cash at beginning of period	(121)	(413)	(413)	(492)
Cash at end of period	$ (4,654)	$ (3,559)	$ (121)	$ (413)	$ (492)

Organization and Formation of the Company - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Segment	Dec. 31, 2012 Segment
Regulatory Assets [Abstract]
Number of reportable segments	3	3

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended															6 Months Ended		12 Months Ended				6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended			12 Months Ended																		3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 19, 2007	Jun. 30, 2013 Chase [Member]	Jun. 30, 2012 Chase [Member]	Dec. 31, 2012 Chase [Member]	Dec. 31, 2011 Chase [Member]	Dec. 31, 2010 Chase [Member]	Jun. 30, 2013 Dowa - Olin Metal Corporation [Member]	Dec. 31, 2012 Dowa - Olin Metal Corporation [Member]	Dec. 31, 2011 Dowa - Olin Metal Corporation [Member]	Nov. 19, 2007 Dowa - Olin Metal Corporation [Member]	Dec. 31, 2011 Restatement Adjustment [Member] Net Deferred Tax Asset [Member]	Dec. 31, 2010 Restatement Adjustment [Member] Net Deferred Tax Asset [Member]	Jan. 01, 2010 Restatement Adjustment [Member] Net Deferred Tax Asset [Member]	Jan. 01, 2010 Restatement Adjustment [Member] (Accumulated deficit)/ Retained Earnings [Member]	Dec. 31, 2011 Income Tax Expense Benefit [Member] Restatement Adjustment [Member]	Dec. 31, 2010 Income Tax Expense Benefit [Member] Restatement Adjustment [Member]	Dec. 31, 2012 Non Toll [Member]	Dec. 31, 2011 Non Toll [Member]	Dec. 31, 2010 Non Toll [Member]	Dec. 31, 2012 Toll [Member]	Dec. 31, 2011 Toll [Member]	Dec. 31, 2010 Toll [Member]	Dec. 31, 2011 Derivative [Member] Restatement Adjustment [Member] Prepaid Expenses and Other Current Assets [Member]	Dec. 31, 2010 Derivative [Member] Restatement Adjustment [Member] Prepaid Expenses and Other Current Assets [Member]	Jan. 01, 2010 Derivative [Member] Restatement Adjustment [Member] Prepaid Expenses and Other Current Assets [Member]	Dec. 31, 2011 Derivative [Member] Cost of Sales [Member] Restatement Adjustment [Member]	Dec. 31, 2010 Derivative [Member] Cost of Sales [Member] Restatement Adjustment [Member]	Dec. 31, 2011 Duplicate Accruals for receipt of raw material [Member] Restatement Adjustment [Member] Accrued Liabilities [Member]	Jun. 30, 2012 Duplicate Accruals for receipt of raw material [Member] Cost of Sales [Member] Restatement Adjustment [Member]	Jun. 30, 2012 Duplicate Accruals for receipt of raw material [Member] Cost of Sales [Member] Restatement Adjustment [Member]	Dec. 31, 2011 Duplicate Accruals for receipt of raw material [Member] Cost of Sales [Member] Restatement Adjustment [Member]	Jun. 30, 2012 Raw material in-transit [Member] Restatement Adjustment [Member] Inventory [Member]	Dec. 31, 2011 Raw material in-transit [Member] Restatement Adjustment [Member] Inventory [Member]	Dec. 31, 2010 Raw material in-transit [Member] Restatement Adjustment [Member] Inventory [Member]	Jan. 01, 2010 Raw material in-transit [Member] Restatement Adjustment [Member] Inventory [Member]	Jun. 30, 2012 Raw material in-transit [Member] Cost of Sales [Member] Restatement Adjustment [Member]	Jun. 30, 2012 Raw material in-transit [Member] Cost of Sales [Member] Restatement Adjustment [Member]	Dec. 31, 2011 Raw material in-transit [Member] Cost of Sales [Member] Restatement Adjustment [Member]	Dec. 31, 2010 Raw material in-transit [Member] Cost of Sales [Member] Restatement Adjustment [Member]	Jun. 30, 2012 Workers Compensation Insurance [Member] Restatement Adjustment [Member]	Dec. 31, 2011 Workers Compensation Insurance [Member] Restatement Adjustment [Member] Accrued Liabilities [Member]	Dec. 31, 2010 Workers Compensation Insurance [Member] Restatement Adjustment [Member] Accrued Liabilities [Member]	Jan. 01, 2010 Workers Compensation Insurance [Member] Restatement Adjustment [Member] Accrued Liabilities [Member]	Dec. 31, 2011 Workers Compensation Insurance [Member] Restatement Adjustment [Member] Prepaid Expenses and Other Current Assets [Member]	Dec. 31, 2010 Workers Compensation Insurance [Member] Restatement Adjustment [Member] Prepaid Expenses and Other Current Assets [Member]	Jan. 01, 2010 Workers Compensation Insurance [Member] Restatement Adjustment [Member] Prepaid Expenses and Other Current Assets [Member]	Dec. 31, 2011 Workers Compensation Insurance [Member] Cost of Sales [Member] Restatement Adjustment [Member]	Dec. 31, 2010 Workers Compensation Insurance [Member] Cost of Sales [Member] Restatement Adjustment [Member]	Dec. 31, 2012 Olin Luotong (GZ) Corporation ("Luotong") [Member]	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Consolidation And Basis Of Presentation [Line Items]
Interest in joint venture																											50.00%	50.00%																																										20.00%	20.00%	50.00%	50.00%
Percentage of ownership																																																																					80.00%
Percentage of net income attributable to non controlling interest	20.00%																	20.00%
Overstated (understated) amount																															$ 794	$ 888	$ 797	$ 482	$ (94)	$ 91							$ (510)	$ (510)	$ 303	$ 510	$ 813	$ 389	$ 1,007	$ 1,007	$ 389	$ 811	$ 423	$ 275	$ (22)	$ 50	$ (388)	$ (148)	$ (297)	$ 298	$ (7,225)	$ (7,225)	$ (5,725)	$ (7,269)	$ (7,269)	$ (5,036)	$ 44	$ 733
Percentage of material component in inventory	70.00%							72.00%								72.00%		70.00%	72.00%
Negative basis difference																					9,416						5,373	5,735	6,459	9,416
Negative basis difference accreted on a straight-line basis Period																		13 years									13 years	13 years
Carrying value of goodwill	4,399							4,399								4,399		4,399	4,399			4,399		4,399
Goodwill deductible for tax purpose	2,131															2,025		2,131
Net sales	396,173	393,977	[1]	416,979	[1]	443,391	[1]	373,477	[1]	439,500	[1]	473,251	[1]	492,915	[1]	906,440	860,370	1,650,520	1,779,143	1,658,729		339,179	354,609	647,711	704,968	611,870											1,576,070	1,710,595	1,577,771	74,450	68,548	80,958
Research & development expenditure																		$ 1,516	$ 1,540	$ 1,740

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".

Reconciliation of Activity in Allowance for Doubtful Accounts (Detail) (Allowance for Doubtful Accounts, Current [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts, Current [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 2,067	$ 7,921	$ 7,505
Provision for bad debts, net of reductions	(814)	(4,171)	1,324
Write-offs, net of recoveries		(1,683)	(908)
Recoveries, net of write-offs	155
Balance at end of period	$ 1,408	$ 2,067	$ 7,921

Property, Plant and Equipment Balances (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Building [Member]	Dec. 31, 2011 Building [Member]	Dec. 31, 2012 Machinery and Equipment [Member]	Dec. 31, 2011 Machinery and Equipment [Member]	Dec. 31, 2012 Information Technology [Member]	Dec. 31, 2011 Information Technology [Member]	Dec. 31, 2012 Vehicles [Member]	Dec. 31, 2011 Vehicles [Member]	Dec. 31, 2012 Land and Land Improvements [Member]	Dec. 31, 2011 Land and Land Improvements [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2011 Leasehold Improvements [Member]	Dec. 31, 2012 Construction in Progress [Member]	Dec. 31, 2011 Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		$ 87,383	$ 67,073				$ 9,077	$ 8,489	$ 55,175	$ 42,715	$ 4,477	$ 2,462	$ 2,521	$ 1,403	$ 1,726	$ 1,598	$ 1,083	$ 127	$ 13,324	$ 10,279
Accumulated depreciation		(16,256)	(9,517)
Property, plant and equipment, net	$ 75,330	$ 71,127	$ 57,556	$ 52,067	$ 47,780	$ 42,587
Useful Life (in years)							20 years		12 years		5 years		5 years

Property, Plant and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Abstract]
Capitalized interest costs	$ 0	$ 557	$ 0

Intangible Assets Other Than Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2012 Noncompete Agreements [Member]	Dec. 31, 2011 Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross intangible assets		$ 1,730	$ 1,730	$ 1,350	$ 1,350	$ 380	$ 380
Accumulated amortization		(891)	(779)	(511)	(407)	(380)	(372)
Intangible assets, net	$ 787	$ 839	$ 951
Amortization Period (in years)				13 years		4 years

Amortization Expense Expected to be Incurred in Subsequent Years (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
2013	$ 104
2014	104
2015	104
2016	104
2017	104
Thereafter	319
Finite-Lived Intangible Assets, Net, Total	$ 839

Other Non Current Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Senior Secured Notes [Member]	Jun. 01, 2012 Senior Secured Notes [Member]	Dec. 31, 2012 ABL Facility [Member]
Other Noncurrent Assets Disclosure [Line Items]
Aggregate principal amount			$ 375,000	$ 375,000
Deferred debt issuance cost	12,981		10,196		2,785
Unamortized debt issuance cost	1,783
Unamortized issuance discount	$ 1,234	$ 7,297

Income Taxes - Income Before Provision for Income Taxes and Equity Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended															6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Domestic																					$ 24,583	$ 81,534	$ 61,903
Foreign																					6,502	4,303	5,388
(Loss) income before provision for (benefit from) income taxes and equity income	$ 12,532	$ 17,645	[1]	$ (21,063)	[1],[2]	$ 21,971	[1]	$ 35,848	[1]	$ 10,779	[1]	$ 17,498	[1]	$ 21,712	[1]	$ 6,058	$ 908	$ 39,210	$ 18,553	$ 49,989	$ 31,085	$ 85,837	$ 67,291

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".
[2]	Includes $19,612 loss on debt extinguishment and $19,517 profits interest compensation expense.

Income Taxes - Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended							6 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax provision
U.S. federal													$ 10,329	$ 16,518	$ 13,663
State and local													1,923	3,347	5,660
Foreign													1,685	1,081	1,312
Total current													13,937	20,946	20,635
Deferred tax provision
U.S. federal													4,389	10,209	5,760
State and local													571	188	372
Foreign													288	94	(91)
Total deferred								1,528	(575)				5,248	10,491	6,041
Total provision	$ 6,769	$ (971)	$ 8,198	$ 12,613	$ 3,726	$ 7,258	$ 7,840	$ 12,503	$ 7,227	$ 15,098	$ 13,996	$ 18,824	$ 19,185	$ 31,437	$ 26,676

Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010
Deferred tax assets
Inventory		$ 48,932				$ 50,936
Accruals and other reserves		7,721				8,376
Financing fees						731
Accounts receivable		1,082				939
UNICAP adjustment		1,278				1,319
Derivative contracts		487				1,104
Other		680
Gross deferred tax assets		60,180				63,405
Deferred tax liabilities
Investments in foreign entities		7,310				6,507
Fixed assets and intangibles		11,122				7,139
Financing fees		2,145
Other						762
Gross deferred tax liability		20,577				14,408
Net deferred tax asset		39,603				48,997
Net current deferred tax asset		33,465				29,027
Net long-term deferred tax asset	6,826	6,138	17,040	19,657	19,798	19,970	31,257	31,921	32,520	34,254
Net deferred tax asset		$ 39,603				$ 48,997

Reconciliation of Summary of Activity of Company's Uncertain Tax Position (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Beginning Balance	$ 31,340	$ 35,483	$ 27,314
Additions for tax positions related to prior years		207
Reductions for tax positions related to prior years	(1,963)	(4,350)
Reductions due to tax settlements	(1,515)
Reductions due to tax statute of limitations	(461)
Ending Balance	$ 27,401	$ 31,340	$ 27,314

Employee Defined Contribution Plans and Multi Employer Pension Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Company contribution to retirement plan	$ 7,439	$ 7,412	$ 6,599
Expenses incurred in change in benefit plan	2,714	2,669	2,779
Multiemployer Plans, Pension [Member]
Multiemployer Plans [Line Items]
Company contribution to retirement plan	$ 350,359	$ 332,430

Employee Defined Contribution Plans and Multi-Employer Pension Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Pension Fund	IAM National Pension Fund
EIN	516031295
Pension Plan Number	002
Pension Protection Act Zone Status (2011 and 2010)	Green	[1]
FIP/RP Status Pending/Implemented	No
Company Contributions	$ 2,699		$ 2,689
Surcharge Imposed	No
Expiration Date of Collective-BargainingAgreement	Nov 3, 2013

[1]	Plans in the green zone are at least 80 percent funded.

Employee Defined Contribution Plans and Multi-Employer Pension Plans (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Green zone funded status	At least 80 percent

Future Minimum Lease Payments under Non-Cancelable Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
2013	$ 2,654
2014	1,621
2015	956
2016	612
2017	122
Thereafter
Total minimum lease payments	$ 5,965

Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization				$ 3,981	$ 3,205			$ 6,934	$ 4,759	$ 2,971
LIFO liquidation gain/(loss)	4,775	15,236						4,775	15,236	21,009
Capital expenditure			3,588	8,305	7,222	9,982	15,540	20,408	22,440	11,927
Olin Brass [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization								3,849	2,622	1,624
LIFO liquidation gain/(loss)								175	8,401	23,253
Capital expenditure								12,455	10,818	3,999
Chase [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization								2,521	1,921	1,200
LIFO liquidation gain/(loss)								1,623		75
Capital expenditure								6,846	10,171	7,377
Oster [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization								247	196	147
LIFO liquidation gain/(loss)								4,478	7,050	(48)
Capital expenditure								558	505	551
Corporate and Eliminations [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization								317	20
LIFO liquidation gain/(loss)								(1,501)	(215)	(2,271)
Capital expenditure								$ 549	$ 946

Summarized Geographic Information - Net Sales Attributable to Individual Countries (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended															6 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 396,173	$ 393,977	[1]	$ 416,979	[1]	$ 443,391	[1]	$ 373,477	[1]	$ 439,500	[1]	$ 473,251	[1]	$ 492,915	[1]	$ 906,440	$ 860,370	$ 1,650,520	$ 1,779,143	$ 1,658,729
UNITED STATES
Segment Reporting Information [Line Items]
Net sales																		1,556,865	1,691,007	1,567,472
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Net sales																		53,668	54,638	62,358
MEXICO
Segment Reporting Information [Line Items]
Net sales																		$ 39,987	$ 33,498	$ 28,899

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".

Quarterly Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 396,173		$ 393,977	[1]	$ 416,979	[1]	$ 443,391	[1]	$ 373,477	[1]	$ 439,500	[1]	$ 473,251	[1]	$ 492,915	[1]	$ 906,440	$ 860,370				$ 1,650,520	$ 1,779,143	$ 1,658,729
Gross profit	41,714	[2]	44,397	[1]	47,121	[1]	49,954	[1]	63,336	[1],[3]	38,077	[1]	44,231	[1]	50,026	[1]	98,616	97,075	94,257	141,472	132,334	183,186	195,670	162,034
Income (loss) before provision for (benefit from) income taxes and equity income	12,532		17,645	[1]	(21,063)	[1],[4]	21,971	[1]	35,848	[1]	10,779	[1]	17,498	[1]	21,712	[1]	6,058	908	39,210	18,553	49,989	31,085	85,837	67,291
Net income (loss)	7,602		11,137	[1]	(19,891)	[1]	14,047	[1]	23,570	[1]	7,280	[1]	10,268	[1]	14,170	[1]	(5,585)	(5,844)	24,438	5,293	31,718	12,895	55,288	42,145
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.	$ 7,501		$ 11,032	[1]	$ (20,005)	[1]	$ 13,993	[1]	$ 23,590	[1]	$ 7,283	[1]	$ 10,201	[1]	$ 14,058	[1]	$ (5,744)	$ (6,012)	$ 24,259	$ 5,020	$ 31,542	$ 12,521	$ 55,132	$ 41,633
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$ 0.36		$ 0.52	[1]	$ (0.95)	[1]	$ 0.66	[1]	$ 1.12	[1]	$ 0.35	[1]	$ 0.48	[1]	$ 0.67	[1]	$ (0.27)	$ (0.28)	$ 1.15	$ 0.24	$ 1.49	$ 0.59	$ 2.61	$ 1.97

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".
[2]	Includes $4,775 gain from liquidation of LIFO inventory layers.
[3]	Includes $15,236 gain from liquidation of LIFO inventory layers.
[4]	Includes $19,612 loss on debt extinguishment and $19,517 profits interest compensation expense.

Quarterly Financial Information (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Loss on debt extinguishment		$ (19,612)			$ (19,612)	$ (19,612)
Profits interest compensation expense		19,517		29,271	19,517	19,517	885	3,452
Gain from liquidation of LIFO inventory layers	$ 4,775		$ 15,236			$ 4,775	$ 15,236	$ 21,009

Basis of Presentation and Principles of Consolidation - Summary of Revisions to Consolidated Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net cash provided by operating activities	$ (22,382)	$ (17,928)	$ 30,337	$ 32,701	$ 44,845	$ 81,914	$ 64,848	$ 69,414
Cash flows from investing activities:
Capital expenditures	(3,588)	(8,305)	(7,222)	(9,982)	(15,540)	(20,408)	(22,440)	(11,927)
Net cash used in investing activities	(3,588)	(8,136)	(7,216)	(9,956)	(15,470)	(20,376)	(22,343)	(11,888)
Scenario, Previously Reported [Member]
Cash flows from operating activities:
Net cash provided by operating activities	(22,494)			32,428	44,367
Cash flows from investing activities:
Capital expenditures	(3,476)			(9,709)	(15,062)
Net cash used in investing activities	(3,476)			(9,683)	(14,992)
Scenario, Adjustment [Member]
Cash flows from operating activities:
Net cash provided by operating activities	112			273	478
Cash flows from investing activities:
Capital expenditures	(112)			(273)	(478)
Net cash used in investing activities	$ (112)			$ (273)	$ (478)

Condensed Balance Sheets (Parent Company Only) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jan. 01, 2010
Current assets:
Cash	$ 34,010	$ 13,862		$ 12,162		$ 49,537				$ 15,523	$ 7,832
Total current assets	495,898	399,463	447,298	430,404	497,339	451,184	464,098	473,231	510,401	439,564
Investment in subsidiary	2,168	2,972				3,507
Total assets	602,202	502,693	555,669	539,223	594,905	548,740	566,963	573,975	610,402	537,721
Current liabilities:
Accounts payable	106,981	81,577		104,585	111,425	77,888	107,959
Total current liabilities	163,395	133,536	180,595	148,507	195,457	162,741	175,044	183,986	201,326	170,999
Total liabilities	622,073	550,494	610,727	605,174	498,419	466,080	507,408	521,497	567,463	509,252
Stockholder's (deficit)/equity:
Common stock-$.01 par value; 80,000,000 shares authorized; 21,110,000 shares issued and outstanding at December 31, 2012 and 2011	211	211				211
Additional paid-in capital	29,452					11,091
(Accumulated deficit)/Retained earnings	(53,897)	(48,153)	(55,654)	(66,686)	82,711	68,718	45,128	37,845	27,644	13,586
Accumulated other comprehensive income	587	1,466				1,923
Receivable from stockholder		4,875				2,451
Total stockholder's (deficit)/equity	(23,647)	(51,351)	(58,499)	(69,309)	93,247	79,492	56,382	49,347	39,907	25,564
Total liabilities and stockholder's (deficit)/equity	602,202	502,693	555,669	539,223	594,905	548,740	566,963	573,975	610,402	537,721
Parent [Member]
Current assets:
Cash
Total current assets
Investment in subsidiary						85,020
Total assets						85,020
Current liabilities:
Accounts payable
Total current liabilities
Payable to subsidiary		8,829				5,528
Obligations and advances in excess of investment in subsidiary		42,522
Total liabilities	23,647	51,351				5,528
Stockholder's (deficit)/equity:
Common stock-$.01 par value; 80,000,000 shares authorized; 21,110,000 shares issued and outstanding at December 31, 2012 and 2011		211				211
Additional paid-in capital						11,091
(Accumulated deficit)/Retained earnings		(48,153)				68,718
Accumulated other comprehensive income		1,466				1,923
Receivable from stockholder		(4,875)				(2,451)
Total stockholder's (deficit)/equity	(23,647)	(51,351)				79,492
Total liabilities and stockholder's (deficit)/equity						$ 85,020

Condensed Balance Sheets (Parent Company Only) (Parenthetical) (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	80,000,000	80,000,000	80,000,000
Common stock, shares issued	21,110,000	21,110,000	21,110,000
Common stock, shares outstanding	21,110,000	21,110,000	21,110,000
Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value		$ 0.01	$ 0.01
Common stock, shares authorized		80,000,000	80,000,000
Common stock, shares issued		21,110,000	21,110,000
Common stock, shares outstanding		21,110,000	21,110,000

Condensed Statements of Operations (Parent Company Only) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Income Statements, Captions [Line Items]
Net sales	$ 396,173		$ 393,977	[1]	$ 416,979	[1]	$ 443,391	[1]	$ 373,477	[1]	$ 439,500	[1]	$ 473,251	[1]	$ 492,915	[1]	$ 906,440	$ 860,370				$ 1,650,520	$ 1,779,143	$ 1,658,729
Cost of sales			349,580		369,858		393,437		310,141		401,423		429,020		442,889		807,824	763,295	871,909	1,112,875	1,273,332	1,467,334	1,583,473	1,496,695
Gross profit	41,714	[2]	44,397	[1]	47,121	[1]	49,954	[1]	63,336	[1],[3]	38,077	[1]	44,231	[1]	50,026	[1]	98,616	97,075	94,257	141,472	132,334	183,186	195,670	162,034
Selling, general and administrative expenses																	72,533	55,888				92,641	69,391	68,857
Loss before income taxes and equity income	12,532		17,645	[1]	(21,063)	[1],[4]	21,971	[1]	35,848	[1]	10,779	[1]	17,498	[1]	21,712	[1]	6,058	908	39,210	18,553	49,989	31,085	85,837	67,291
Benefit from income taxes			6,769		(971)		8,198		12,613		3,726		7,258		7,840		12,503	7,227	15,098	13,996	18,824	19,185	31,437	26,676
Loss before equity income			10,876		(20,092)		13,773		23,235		7,053		10,240		13,872		(6,445)	(6,319)	24,112	4,557	31,165	11,900	54,400	40,615
Equity income, net of tax																	860	475				995	888	1,530
Net income	7,602		11,137	[1]	(19,891)	[1]	14,047	[1]	23,570	[1]	7,280	[1]	10,268	[1]	14,170	[1]	(5,585)	(5,844)	24,438	5,293	31,718	12,895	55,288	42,145
Parent [Member]
Condensed Income Statements, Captions [Line Items]
Net sales
Cost of sales
Gross profit
Selling, general and administrative expenses																	5,188	735				1,427	1,650	1,102
Loss before income taxes and equity income																	(5,188)	(735)				(1,427)	(1,650)	(1,102)
Benefit from income taxes																	(1,997)	(283)				(550)	(635)	(424)
Loss before equity income																	(3,191)	(452)				(877)	(1,015)	(678)
Equity income, net of tax																	(2,553)	(5,560)				13,398	56,147	42,311
Net income																	$ (5,744)	$ (6,012)				$ 12,521	$ 55,132	$ 41,633

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".
[2]	Includes $4,775 gain from liquidation of LIFO inventory layers.
[3]	Includes $15,236 gain from liquidation of LIFO inventory layers.
[4]	Includes $19,612 loss on debt extinguishment and $19,517 profits interest compensation expense.

Condensed Statements of Comprehensive Income (Parent Company Only) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended															6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Information Of Parent Company Only Disclosure [Line Items]
Net income	$ 7,602	$ 11,137	[1]	$ (19,891)	[1]	$ 14,047	[1]	$ 23,570	[1]	$ 7,280	[1]	$ 10,268	[1]	$ 14,170	[1]	$ (5,585)	$ (5,844)	$ 24,438	$ 5,293	$ 31,718	$ 12,895	$ 55,288	$ 42,145
Foreign currency translation adjustment, net of tax																(812)	(123)				(449)	469	513
Comprehensive income		11,130		(20,034)		14,067		23,419		7,370		10,475		14,493		(6,397)	(5,967)	24,968	5,163	32,338	12,446	55,757	42,658
Parent [Member]
Condensed Financial Information Of Parent Company Only Disclosure [Line Items]
Net income																(5,744)	(6,012)				12,521	55,132	41,633
Foreign currency translation adjustment, net of tax																(879)	(145)				(457)	362	442
Comprehensive income																$ (6,623)	$ (6,157)				$ 12,064	$ 55,494	$ 42,075

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".

Condensed Statements of Cash Flows (Parent Company Only) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	$ (17,928)	$ 30,337	$ 81,914	$ 64,848	$ 69,414
Cash flows from investing activities
Payable to subsidiary
Net cash provided by investing activities	(8,136)	(7,216)	(20,376)	(22,343)	(11,888)
Cash flows from financing activities
Distributions to stockholder		(160,000)	(160,000)		(42,500)
Amounts due from stockholder	4,875	(2,161)	(2,424)	(2,451)
Net cash used in financing activities	46,353	(60,289)	(96,758)	(8,342)	(49,610)
Net increase (decrease) in cash	20,148	(37,375)	(35,675)	34,014	7,691
Cash at beginning of period	13,862	49,537	49,537	15,523	7,832
Cash at end of period	34,010	12,162	13,862	49,537	15,523
Parent [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities		73,624	73,624		42,500
Cash flows from investing activities
Capital distributions from subsidiary		86,376	86,376
Payable to subsidiary	(4,875)	2,161	2,424	2,451
Net cash provided by investing activities	(4,875)	88,537	88,800	2,451
Cash flows from financing activities
Distributions to stockholder		(160,000)	(160,000)		(42,500)
Amounts due from stockholder	4,875	(2,161)	(2,424)	(2,451)
Net cash used in financing activities	4,875	(162,161)	(162,424)	(2,451)	(42,500)
Net increase (decrease) in cash
Cash at beginning of period
Cash at end of period

Condensed Financial Information of Registrant - Basis of Presentation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013 Senior Secured Notes [Member]	Dec. 31, 2012 Senior Secured Notes [Member]
Parent Company Only Financial Information [Line Items]
Ownership percentage of equity holdings		100.00%	100.00%
Restricted net asset percentage	25.00%

Condensed Financial Information of Registrant - Guarantees - Additional Information (Detail) (ABL Facility [Member])	Jun. 30, 2013	Dec. 31, 2012
ABL Facility [Member]
Parent Company Only Financial Information [Line Items]
Ownership percentage of equity holdings	100.00%	100.00%

Condensed Financial Information of Registrant - Distributions from Subsidiary - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 01, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2010
Parent Company Only Financial Information [Line Items]
Cash distributions received	$ 160,000	$ 160,000	$ 160,000	$ 42,500
Return on Capital [Member]
Parent Company Only Financial Information [Line Items]
Cash distributions received			73,624	42,500
Return of Capital [Member]
Parent Company Only Financial Information [Line Items]
Cash distributions received			$ 86,376